Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 128.9%
COMMON STOCKS - 124.4%
Communication Services - 11 .0%
Diversified Telecommunication Services - 1 .1%
AT&T, Inc. (a)(b)
476,096 9,855,187
Comcast Corp., Class A
215,707 5,295,607
Verizon Communications, Inc.
149,743 6,340,119
21,490,913
Entertainment - 1 .2%
Electronic Arts, Inc.
37,736 7,737,389
Live Nation Entertainment, Inc. *(a)
(b) 6,716 1,229,767
Netflix, Inc. *(a)(b)
48,884 3,490,318
Roku, Inc., Class A *(a)(b)
30,774 4,251,120
Spotify Technology SA *(a)(b)
9,451 4,339,238
Walt Disney Co. (The)
30,033 2,890,676
23,938,508
Interactive Media & Services - 8 .0%
Alphabet, Inc., Class A (a)(b)
199,070 71,141,646
Alphabet, Inc., Class C
124,850 44,113,250
Match Group, Inc.
134,295 5,109,925
Meta Platforms, Inc., Class A
42,436 23,903,774
Pinterest, Inc., Class A *(a)(b)
230,910 4,856,037
Reddit, Inc., Class A *(a)(b)
17,932 3,112,637
152,237,269
Media - 0 .3%
Liberty Broadband Corp., Class C
*(a)(b) 18,292 608,392
Sirius XM Holdings, Inc. (a)(b)
70,707 2,088,685
Versant Media Group, Inc. (a)(b)
72,959 2,627,253
5,324,330
Wireless Telecommunication Services - 0 .4%
Millicom International Cellular SA
(Guatemala) 71,824 6,518,746
T-Mobile US, Inc.
11,869 1,990,788
8,509,534
Total Communication Services 211,500,554
Consumer Discretionary - 11 .8%
Automobile Components - 0 .3%
BorgWarner, Inc. (a)(b)
21,326 1,416,047
Lear Corp.
32,189 4,315,257
5,731,304
Automobiles - 1 .4%
General Motors Co.
105,978 8,168,784
Rivian Automotive, Inc., Class A *(a)
(b) 178,944 3,104,679
Tesla, Inc. *(a)(b)
36,159 15,208,475
26,481,938
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 3 .0%
Amazon.com, Inc. *(a)(b)
175,705 41,877,530
Coupang, Inc. (South Korea) *
33,399 580,141
Dillard's, Inc., Class A
2,102 1,110,739
eBay, Inc.
7,392 826,056
Etsy, Inc. *
137,970 10,393,280
Macy's, Inc.
116,852 2,751,864
57,539,610
Diversified Consumer Services - 0 .3%
ADT, Inc.
288,884 1,877,746
H&R Block, Inc.
116,172 4,423,830
6,301,576
Hotels, Restaurants & Leisure - 2 .7%
Airbnb, Inc., Class A *(a)(b)
73,318 10,491,806
Booking Holdings, Inc. (a)(b)
32,625 5,815,080
Caesars Entertainment, Inc. *
27,688 835,624
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 31,271 1,063,214
Domino's Pizza, Inc.
1,676 496,163
DoorDash, Inc., Class A *(a)(b)
4,429 817,283
DraftKings, Inc., Class A *(a)(b)
31,121 786,116
Expedia Group, Inc.
22,069 5,647,016
McDonald's Corp. (a)(b)
37,772 10,210,149
Penn Entertainment, Inc. *
386,099 8,247,075
Royal Caribbean Cruises Ltd. (a)(b)
6,285 1,995,676
Starbucks Corp. (a)(b)
5,443 556,220
Travel + Leisure Co.
19,785 1,512,168
Yum! Brands, Inc.
17,619 2,816,573
51,290,163
Household Durables - 0 .4%
Garmin Ltd.
9,655 2,293,449
Newell Brands, Inc.
437,480 2,686,127
Somnigroup International, Inc. (a)(b)
14,032 1,100,109
Whirlpool Corp. (a)(b)
55,493 2,187,534
8,267,219
Specialty Retail - 3 .3%
AutoNation, Inc. *
46,848 8,703,890
Bath & Body Works, Inc.
148,154 3,426,802
Best Buy Co., Inc.
174,105 13,211,087
Carvana Co., Class A *
18,420 1,212,404
Dick's Sporting Goods, Inc. (a)(b)
5,406 1,226,135
Five Below, Inc. *(a)(b)
2,829 508,626
Gap, Inc. (The)
94,200 1,759,656
Home Depot, Inc. (The) (a)(b)
6,141 2,165,808
Lowe's Cos., Inc.
5,244 1,156,250
Murphy USA, Inc. (a)(b)
6,434 3,467,090
O'Reilly Automotive, Inc. *(a)(b)
18,960 1,746,026
Penske Automotive Group, Inc. (a)
(b) 57,249 10,244,708
Ross Stores, Inc.
2,920 621,522
TJX Cos., Inc. (The) (a)
5,956 902,334
Tractor Supply Co. (a)(b)
113,598 3,590,833
Wayfair, Inc., Class A *
86,722 8,014,847

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.3% (continued)
Williams-Sonoma, Inc.
5,622 1,310,488
63,268,506
Textiles, Apparel & Luxury Goods - 0 .4%
Amer Sports, Inc. (Finland) *
21,390 723,838
Crocs, Inc. *(a)(b)
26,490 3,195,754
Lululemon Athletica, Inc. *(a)(b)
9,113 1,040,522
Tapestry, Inc.
18,070 2,645,086
7,605,200
Total Consumer Discretionary 226,485,516
Consumer Staples - 4 .9%
Beverages - 1 .1%
Coca-Cola Co. (The) (a)(b)
9,145 743,214
Keurig Dr Pepper, Inc. (a)(b)
21,135 691,749
Molson Coors Beverage Co., Class
B (a)(b) 239,994 9,350,166
Monster Beverage Corp. *(a)(b)
21,254 2,042,934
PepsiCo, Inc. (a)
52,709 7,136,799
19,964,862
Consumer Staples Distribution & Retail - 1 .8%
Casey's General Stores, Inc.
2,884 2,292,174
Costco Wholesale Corp. (a)(b)
6,004 5,616,562
Dollar Tree, Inc. *(a)(b)
8,251 997,959
Kroger Co. (The) (a)(b)
79,194 4,397,643
Maplebear, Inc. *(a)(b)
55,087 2,608,369
Sysco Corp.
62,749 5,244,561
Target Corp.
24,421 3,189,627
Walmart, Inc. (a)
94,341 10,685,062
35,031,957
Food Products - 0 .4%
Campbell's Co. (The)
38,752 863,007
Darling Ingredients, Inc. *(a)(b)
26,092 1,425,145
Flowers Foods, Inc.
254,395 2,009,720
Hormel Foods Corp.
46,101 1,144,227
Seaboard Corp. (a)(b)
596 2,660,741
8,102,840
Household Products - 0 .5%
Colgate-Palmolive Co. (a)
21,767 1,995,598
Kimberly-Clark Corp. (a)(b)
71,206 7,816,283
9,811,881
Personal Care Products - 0 .2%
Estee Lauder Cos., Inc. (The), Class
A (a)(b) 31,591 2,494,109
Kenvue, Inc. (a)
31,361 599,309
3,093,418
INVESTMENTS SHARES VALUE ($)
Tobacco - 0 .9%
Altria Group, Inc. (a)(b)
225,303 16,210,551
Philip Morris International, Inc.
4,666 844,126
17,054,677
Total Consumer Staples 93,059,635
Energy - 4 .0%
Energy Equipment & Services - 0 .9%
Halliburton Co. (a)(b)
14,060 477,337
NOV, Inc. (a)(b)
226,494 4,201,464
TechnipFMC plc (United Kingdom)
174,717 11,583,737
16,262,538
Oil, Gas & Consumable Fuels - 3 .1%
Antero Resources Corp. *
44,843 1,575,783
APA Corp.
80,970 2,637,193
Cheniere Energy, Inc.
4,455 1,064,790
Chevron Corp. (a)
28,258 4,684,046
Chord Energy Corp. (a)(b)
13,605 1,555,052
Devon Energy Corp. (a)(b)
97,501 4,028,741
Diamondback Energy, Inc. (a)(b)
2,754 484,098
EOG Resources, Inc.
26,132 3,390,104
Exxon Mobil Corp.
92,878 12,698,280
HF Sinclair Corp. (a)(b)
96,366 6,711,892
Marathon Petroleum Corp.
10,106 2,583,801
Occidental Petroleum Corp.
135,911 6,601,197
Permian Resources Corp., Class A
(a)(b) 36,062 663,901
Phillips 66
3,532 597,085
Targa Resources Corp. (a)(b)
20,960 5,620,214
Texas Pacific Land Corp. (a)(b)
1,946 851,648
Valero Energy Corp.
16,071 4,185,531
59,933,356
Total Energy 76,195,894
Financials - 15 .7%
Banks - 3 .5%
Bank of America Corp.
51,641 2,942,504
Bank OZK
100,630 5,241,817
BOK Financial Corp.
11,651 1,618,091
Citigroup, Inc.
114,024 15,958,799
Citizens Financial Group, Inc. (a)(b)
106,096 7,434,147
Commerce Bancshares, Inc.
10,563 610,013
Fifth Third Bancorp
11,059 623,396
First Hawaiian, Inc.
19,826 580,902
FNB Corp.
29,511 563,070
JPMorgan Chase & Co.
36,029 11,793,372
Popular, Inc.
75,362 12,372,933
US Bancorp
28,919 1,746,708
Wells Fargo & Co. (a)(b)
12,888 1,065,064
Western Alliance Bancorp
6,977 573,509
Zions Bancorp NA
59,477 4,115,214
67,239,539

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 4 .0%
Ameriprise Financial, Inc.
15,725 7,214,001
Bank of New York Mellon Corp.
(The) 91,027 13,163,414
Blackrock, Inc. (a)
535 514,435
Charles Schwab Corp. (The) (a)(b)
32,117 2,963,436
CME Group, Inc. (a)(b)
4,233 934,773
Evercore, Inc., Class A
15,875 5,420,360
FactSet Research Systems, Inc.
15,804 3,636,184
Goldman Sachs Group, Inc. (The)
(a)(b) 4,330 4,379,232
Interactive Brokers Group, Inc.,
Class A (a)(b) 15,591 1,357,041
Intercontinental Exchange, Inc.
8,619 1,061,085
Invesco Ltd.
137,133 3,618,940
Jefferies Financial Group, Inc.
10,270 513,295
LPL Financial Holdings, Inc. (a)(b)
8,227 2,317,381
Moody's Corp.
2,295 1,039,451
Morgan Stanley (a)(b)
31,752 6,637,438
MSCI, Inc., Class A
3,987 2,232,880
Nasdaq, Inc. (a)(b)
11,442 901,858
Robinhood Markets, Inc., Class A
*(a)(b) 25,156 2,522,644
S&P Global, Inc.
15,027 6,119,896
State Street Corp.
21,853 3,706,269
T. Rowe Price Group, Inc. (a)(b)
29,934 3,403,196
Tradeweb Markets, Inc., Class A
13,672 1,362,552
XP, Inc., Class A (Brazil) (a)(b)
34,480 560,645
75,580,406
Consumer Finance - 0 .7%
Ally Financial, Inc.
12,324 566,288
Capital One Financial Corp.
4,864 975,816
OneMain Holdings, Inc.
10,201 621,955
Synchrony Financial (a)(b)
153,203 11,651,088
13,815,147
Financial Services - 3 .0%
Berkshire Hathaway, Inc., Class B
*(a)(b) 45,022 22,528,559
Block, Inc., Class A *
37,582 2,856,232
Euronet Worldwide, Inc. *
25,938 1,898,402
Fidelity National Information
Services, Inc. (a)(b) 89,579 3,482,831
Fiserv, Inc. *(a)(b)
10,039 492,413
Mastercard, Inc., Class A (a)
11,937 6,130,843
MGIC Investment Corp.
271,652 7,660,586
Visa, Inc., Class A (a)
36,630 12,567,387
57,617,253
Insurance - 4 .5%
Allstate Corp. (The) (a)(b)
43,131 10,262,590
American International Group, Inc.
(a)(b) 14,652 1,092,014
Aon plc, Class A
2,401 796,388
Arthur J Gallagher & Co. (a)(b)
7,060 1,620,764
Assurant, Inc. (a)(b)
2,455 659,241
Assured Guaranty Ltd.
25,276 2,026,124
INVESTMENTS SHARES VALUE ($)
Insurance - 4.5% (continued)
Axis Capital Holdings Ltd. (a)(b)
119,619 12,851,865
CNA Financial Corp.
41,764 2,030,148
Everest Group Ltd.
30,124 10,761,197
First American Financial Corp.
19,114 1,311,029
Globe Life, Inc.
13,242 2,366,081
Hanover Insurance Group, Inc.
(The) 13,048 2,793,838
Hartford Insurance Group, Inc. (The)
(a)(b) 49,516 6,561,860
MetLife, Inc. (a)(b)
9,641 815,725
Old Republic International Corp. (a)
(b) 163,723 6,699,545
Progressive Corp. (The)
14,432 3,152,671
Reinsurance Group of America, Inc.
3,081 655,175
RenaissanceRe Holdings Ltd. (a)(b)
15,450 4,896,105
Travelers Cos., Inc. (The)
2,477 817,707
Unum Group
134,753 12,046,918
Willis Towers Watson plc
6,406 1,674,336
85,891,321
Total Financials 300,143,666
Health Care - 12 .2%
Biotechnology - 2 .7%
AbbVie, Inc.
63,168 15,895,596
Alnylam Pharmaceuticals, Inc. *(a)
(b) 2,779 836,562
Biogen, Inc. *
10,843 2,342,739
BioMarin Pharmaceutical, Inc. *
64,276 3,677,873
Exelixis, Inc. *(a)(b)
140,254 7,631,220
Gilead Sciences, Inc. (a)(b)
61,025 7,709,898
Halozyme Therapeutics, Inc. *(a)(b)
19,636 1,536,910
Incyte Corp. *
41,949 4,755,339
Ionis Pharmaceuticals, Inc. *(a)(b)
7,180 569,302
Natera, Inc. *
7,744 2,102,109
Neurocrine Biosciences, Inc. *
10,015 1,687,878
Roivant Sciences Ltd. *(a)(b)
45,024 1,593,399
United Therapeutics Corp. *
4,571 2,476,705
52,815,530
Health Care Equipment & Supplies - 1 .0%
Boston Scientific Corp. *(a)(b)
17,375 741,565
Cooper Cos., Inc. (The) *
11,315 811,399
Dexcom, Inc. *
51,269 3,452,967
Edwards Lifesciences Corp. *
6,978 631,230
Envista Holdings Corp. *
22,251 586,314
IDEXX Laboratories, Inc. *(a)(b)
3,637 1,914,662
Insulet Corp. *
16,954 2,581,246
Intuitive Surgical, Inc. *
3,924 1,560,496
Medtronic plc (a)
22,239 1,739,757
ResMed, Inc. (a)(b)
8,503 1,657,065
Solventum Corp. *(a)(b)
16,806 1,296,583
Stryker Corp.
1,906 600,085
Zimmer Biomet Holdings, Inc.
22,502 1,937,197
19,510,566

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2 .6%
Cardinal Health, Inc.
2,951 701,040
Centene Corp. *
212,215 13,622,081
Cigna Group (The) (a)(b)
27,185 7,494,361
CVS Health Corp. (a)
32,059 3,316,503
Elevance Health, Inc.
19,374 7,492,507
HCA Healthcare, Inc.
3,101 1,209,049
McKesson Corp. (a)(b)
14,540 10,986,424
Tenet Healthcare Corp. *
3,275 612,687
UnitedHealth Group, Inc.
8,672 3,604,343
49,038,995
Health Care Technology - 0 .5%
Veeva Systems, Inc., Class A *(a)(b) 57,520 10,208,075
Life Sciences Tools & Services - 1 .3%
Agilent Technologies, Inc.
9,626 1,278,622
Avantor, Inc. *
294,128 2,911,867
Bio-Rad Laboratories, Inc., Class A
*(a)(b) 13,261 3,893,562
Bruker Corp. (a)(b)
132,585 7,978,965
Illumina, Inc. *
25,023 4,399,794
Sotera Health Co. *
60,603 1,075,703
Thermo Fisher Scientific, Inc.
5,257 2,635,650
24,174,163
Pharmaceuticals - 4 .1%
Bristol-Myers Squibb Co.
84,399 4,863,070
Eli Lilly & Co. (a)(b)
22,577 27,079,531
Johnson & Johnson (a)
64,524 16,387,160
Merck & Co., Inc. (a)(b)
38,297 4,921,165
Pfizer, Inc. (a)(b)
298,174 7,180,030
Royalty Pharma plc, Class A
29,499 1,654,009
Zoetis, Inc., Class A
230,251 16,545,837
78,630,802
Total Health Care 234,378,131
Industrials - 15 .3%
Aerospace & Defense - 4 .7%
Carpenter Technology Corp.
2,282 1,407,629
Curtiss-Wright Corp. (a)(b)
14,810 11,222,426
GE Aerospace
56,324 21,049,969
General Dynamics Corp. (a)
28,396 10,058,999
Honeywell Aerospace, Inc. *
2,673 590,836
Howmet Aerospace, Inc.
54,694 14,705,029
Huntington Ingalls Industries, Inc.
(a)(b) 3,623 1,014,041
Lockheed Martin Corp. (a)(b)
2,840 1,446,866
Northrop Grumman Corp. (a)(b)
5,286 2,692,213
Rocket Lab Corp. *(a)(b)
19,425 1,974,551
RTX Corp. (a)(b)
56,560 10,731,129
Textron, Inc. (a)(b)
112,935 10,359,528
Woodward, Inc. (a)(b)
4,244 1,805,567
89,058,783
INVESTMENTS SHARES VALUE ($)
Air Freight & Logistics - 0 .3%
CH Robinson Worldwide, Inc. (a)(b)
3,168 596,661
United Parcel Service, Inc., Class
B (a) 50,500 5,428,750
6,025,411
Building Products - 0 .5%
Fortune Brands Innovations, Inc.
(a)(b) 87,248 4,789,915
Trane Technologies plc (a)
8,172 4,013,760
Trex Co., Inc. *
22,110 1,106,384
9,910,059
Commercial Services & Supplies - 0 .5%
Cintas Corp. (a)(b)
21,328 3,627,466
Copart, Inc. *(a)(b)
34,720 978,757
Rollins, Inc. (a)(b)
14,763 616,208
Tetra Tech, Inc. (a)(b)
55,261 1,596,490
Veralto Corp.
23,919 2,121,137
8,940,058
Construction & Engineering - 0 .9%
AECOM
9,626 671,895
Comfort Systems USA, Inc.
1,423 2,820,315
EMCOR Group, Inc.
6,728 5,583,433
Quanta Services, Inc.
9,317 6,708,613
Valmont Industries, Inc.
2,471 1,427,249
17,211,505
Electrical Equipment - 2 .2%
Acuity, Inc.
29,092 10,957,793
Eaton Corp. plc (a)
6,837 2,913,382
GE Vernova, Inc.
18,320 21,523,435
Generac Holdings, Inc. *(a)(b)
2,060 603,189
nVent Electric plc
7,367 1,249,517
Sensata Technologies Holding plc
(a)(b) 50,726 2,421,659
Vertiv Holdings Co., Class A
9,373 3,138,268
42,807,243
Ground Transportation - 1 .0%
JB Hunt Transport Services, Inc.
2,681 775,962
Landstar System, Inc.
12,636 2,613,251
Lyft, Inc., Class A *(a)(b)
190,199 2,778,807
Norfolk Southern Corp.
4,517 1,421,003
Old Dominion Freight Line, Inc. (a)
(b) 9,440 2,044,704
Ryder System, Inc. (a)(b)
15,452 4,075,774
Uber Technologies, Inc. *(a)(b)
39,379 2,841,589
Union Pacific Corp. (a)(b)
5,396 1,467,712
18,018,802
Industrial Conglomerates - 0 .0% †
Honeywell International, Inc. (a)(b) 2,673 598,373
Machinery - 3 .6%
AGCO Corp. (a)(b)
43,396 5,194,501
Allison Transmission Holdings, Inc.
82,441 9,294,398
Caterpillar, Inc.
6,582 7,009,172

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.6% (continued)
Cummins, Inc.
6,792 4,844,122
Deere & Co.
4,046 2,566,499
Flowserve Corp.
12,598 934,268
Gates Industrial Corp. plc *(a)(b)
21,228 593,747
Illinois Tool Works, Inc. (a)
6,540 1,768,874
Mueller Industries, Inc. (a)(b)
7,785 957,010
Oshkosh Corp.
28,905 4,436,339
Otis Worldwide Corp.
150,487 10,774,869
PACCAR, Inc. (a)(b)
6,399 768,648
Parker-Hannifin Corp. (a)(b)
4,198 4,106,148
Pentair plc
20,215 1,549,682
Snap-on, Inc. (a)(b)
16,004 6,440,010
Stanley Black & Decker, Inc. (a)(b)
71,851 6,762,616
Westinghouse Air Brake
Technologies Corp. 6,146 1,656,962
69,657,865
Passenger Airlines - 0 .1%
United Airlines Holdings, Inc. * 15,871 2,158,297
Professional Services - 1 .1%
Automatic Data Processing, Inc. (a)
31,255 6,999,557
Booz Allen Hamilton Holding Corp.,
Class A 70,162 4,256,729
Clarivate plc *
340,008 734,417
Genpact Ltd.
34,596 951,390
Paychex, Inc.
21,655 2,129,336
Paycom Software, Inc. (a)(b)
10,374 1,303,804
Paylocity Holding Corp. *
5,277 551,605
SS&C Technologies Holdings, Inc.
30,029 1,863,299
TransUnion (a)(b)
26,334 1,899,735
Verisk Analytics, Inc., Class A (a)(b)
3,228 579,523
21,269,395
Trading Companies & Distributors - 0 .4%
Fastenal Co. (a)(b)
28,056 1,347,530
United Rentals, Inc. (a)(b)
2,557 2,896,800
Watsco, Inc. (a)(b)
1,443 601,341
WESCO International, Inc.
2,114 730,239
WW Grainger, Inc. (a)(b)
1,363 1,854,225
7,430,135
Total Industrials 293,085,926
Information Technology - 45 .1%
Communications Equipment - 1 .9%
Arista Networks, Inc. *
73,005 12,402,090
Ciena Corp. *(a)(b)
6,747 3,309,808
Cisco Systems, Inc.
89,053 10,460,165
F5, Inc. *
8,105 3,371,356
Lumentum Holdings, Inc. *(a)(b)
3,771 3,235,744
Ubiquiti, Inc. (a)(b)
8,145 4,349,674
37,128,837
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 3 .0%
Amphenol Corp., Class A
31,008 5,467,331
Arrow Electronics, Inc. *
34,780 7,422,400
Avnet, Inc. (a)(b)
49,766 4,420,216
Cognex Corp. (a)(b)
8,830 639,469
Coherent Corp. *(a)(b)
6,753 2,663,856
Corning, Inc. (a)(b)
20,996 5,363,008
Flex Ltd. *(a)(b)
10,887 1,764,456
Jabil, Inc.
26,603 10,254,925
Keysight Technologies, Inc. *
4,161 1,456,641
TD SYNNEX Corp. (a)(b)
37,851 10,119,086
Zebra Technologies Corp., Class A
*(a)(b) 29,766 7,836,197
57,407,585
IT Services - 1 .8%
Cognizant Technology Solutions
Corp., Class A (a)(b) 104,730 4,056,193
EPAM Systems, Inc. *(a)(b)
10,372 823,018
Gartner, Inc. *(a)(b)
17,934 2,324,605
Globant SA *(a)(b)
22,955 664,318
International Business Machines
Corp. (a)(b) 5,042 1,417,861
Kyndryl Holdings, Inc. *
414,288 4,685,597
MongoDB, Inc., Class A *
15,203 5,106,688
Snowflake, Inc., Class A *
58,080 14,781,360
33,859,640
Semiconductors & Semiconductor Equipment - 20 .8%
Advanced Micro Devices, Inc. *(a)(b)
38,098 22,131,509
Amkor Technology, Inc.
39,196 3,379,871
Analog Devices, Inc. (a)(b)
18,117 7,195,529
Applied Materials, Inc.
19,902 14,389,146
Broadcom, Inc.
154,451 58,343,865
Cirrus Logic, Inc. *
31,310 4,650,474
Intel Corp. *
94,540 13,200,620
KLA Corp.
37,040 11,175,338
Lam Research Corp. (a)(b)
71,417 30,947,129
Lattice Semiconductor Corp. *(a)(b)
16,587 2,537,148
MACOM Technology Solutions
Holdings, Inc. *(a)(b) 7,216 2,744,750
Microchip Technology, Inc. (a)(b)
28,992 2,644,070
Micron Technology, Inc. (a)(b)
66,807 77,114,652
MKS, Inc. (a)(b)
7,851 3,492,125
Monolithic Power Systems, Inc.
2,817 3,894,108
NVIDIA Corp. (a)
619,495 123,954,755
ON Semiconductor Corp. *
16,084 1,520,581
Onto Innovation, Inc. *(a)(b)
4,518 1,709,837
Qorvo, Inc. *
21,381 1,994,206
QUALCOMM, Inc. (a)(b)
19,055 3,521,173
Skyworks Solutions, Inc.
29,859 2,024,440
Teradyne, Inc.
7,428 3,593,964
Texas Instruments, Inc.
6,524 1,944,609
398,103,899

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 9 .8%
Adobe, Inc. *(a)
12,943 2,653,574
AppLovin Corp., Class A *(a)(b)
11,385 5,865,894
Atlassian Corp., Class A *(a)(b)
98,905 7,693,820
Autodesk, Inc. *
34,622 6,731,209
Cadence Design Systems, Inc. *(a)
(b) 4,122 1,547,069
Datadog, Inc., Class A *
23,056 6,002,860
Docusign, Inc., Class A *
71,527 3,177,229
Dropbox, Inc., Class A *
89,254 2,451,807
Fortinet, Inc. *
53,730 8,254,003
HubSpot, Inc. *(a)(b)
54,097 9,873,243
Intuit, Inc.
2,897 756,117
Manhattan Associates, Inc. *
52,643 7,330,538
Microsoft Corp. (a)(b)
144,622 53,946,898
nCino, Inc. *(a)(b)
187,058 3,058,398
Nutanix, Inc., Class A *
136,599 6,961,085
Palantir Technologies, Inc., Class A
*(a)(b) 74,437 8,684,565
Palo Alto Networks, Inc. *
6,438 2,195,487
Pegasystems, Inc. (a)(b)
233,612 7,001,352
RingCentral, Inc., Class A (a)(b)
32,083 1,250,595
Rubrik, Inc., Class A *(a)(b)
103,674 8,322,949
Samsara, Inc., Class A *(a)(b)
34,113 1,106,285
ServiceNow, Inc. *(a)(b)
90,849 9,019,489
Teradata Corp. *(a)(b)
264,655 9,170,296
Unity Software, Inc. *(a)(b)
100,066 2,859,886
Workday, Inc., Class A *(a)(b)
9,823 1,202,532
Zoom Communications, Inc., Class
A * 119,537 10,317,238
187,434,418
Technology Hardware, Storage & Peripherals - 7 .8%
Apple, Inc. (a)(b)
316,504 91,583,598
Dell Technologies, Inc., Class C
16,763 7,232,564
HP, Inc.
454,861 9,979,650
NetApp, Inc.
10,492 1,623,742
Sandisk Corp. *(a)(b)
4,818 10,954,831
Western Digital Corp. (a)(b)
42,453 27,115,580
148,489,965
Total Information Technology 862,424,344
Materials - 1 .9%
Chemicals - 0 .8%
Albemarle Corp. (a)(b)
3,536 477,466
CF Industries Holdings, Inc. (a)(b)
35,194 3,810,102
Eastman Chemical Co. (a)(b)
7,914 530,080
Element Solutions, Inc. (a)(b)
13,198 630,205
International Flavors & Fragrances,
Inc. (a)(b) 58,074 4,600,622
PPG Industries, Inc. (a)(b)
22,476 2,726,114
Sherwin-Williams Co. (The) (a)
5,814 2,001,876
14,776,465
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 0 .2%
Avery Dennison Corp. (a)(b)
3,392 550,691
Packaging Corp. of America (a)(b)
3,115 742,242
Silgan Holdings, Inc.
37,998 1,762,728
3,055,661
Metals & Mining - 0 .9%
Alcoa Corp.
49,368 2,574,048
Anglogold Ashanti plc (Australia)
19,530 1,579,782
Cleveland-Cliffs, Inc. *(a)(b)
47,906 449,837
MP Materials Corp. *(a)(b)
9,920 555,619
Newmont Corp. (a)
94,779 8,852,359
Nucor Corp.
2,133 475,126
Reliance, Inc.
3,454 1,290,414
Royal Gold, Inc.
3,781 754,725
Steel Dynamics, Inc.
6,772 1,553,903
18,085,813
Total Materials 35,917,939
Real Estate - 1 .1%
Health Care REITs - 0 .3%
Medical Properties Trust, Inc., REIT
(a)(b) 402,951 1,861,633
Welltower, Inc., REIT (a)(b)
15,340 3,481,720
5,343,353
Hotel & Resort REITs - 0 .0% †
Host Hotels & Resorts, Inc., REIT
(a)(b) 21,801 516,902
Industrial REITs - 0 .1%
Rexford Industrial Realty, Inc., REIT
(a)(b) 48,603 1,628,201
Real Estate Management & Development - 0 .1%
CoStar Group, Inc. *(a)(b)
20,700 586,224
Jones Lang LaSalle, Inc. *
1,753 543,342
1,129,566
Residential REITs - 0 .3%
American Homes 4 Rent, Class A,
REIT 91,653 3,072,209
UDR, Inc., REIT
81,013 3,234,039
6,306,248
Retail REITs - 0 .0% †
NNN REIT, Inc., REIT 12,155 565,572
Specialized REITs - 0 .3%
Digital Realty Trust, Inc., REIT (a)(b)
3,200 574,656
Extra Space Storage, Inc., REIT (a)
(b) 12,406 1,802,592
VICI Properties, Inc., Class A, REIT
(a)(b) 110,110 2,923,420
5,300,668
Total Real Estate 20,790,510

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Utilities - 1 .4%
Electric Utilities - 0 .8%
Constellation Energy Corp. (a)(b)
4,804 1,193,169
Edison International
61,647 4,589,619
Entergy Corp. (a)
7,859 902,685
Eversource Energy (a)
24,547 1,774,012
Exelon Corp. (a)(b)
36,200 1,687,644
PG&E Corp. (a)
210,807 3,545,774
13,692,903
Gas Utilities - 0 .3%
Atmos Energy Corp. (a)
5,400 930,258
National Fuel Gas Co.
38,061 2,938,690
UGI Corp. (a)(b)
46,362 1,601,343
5,470,291
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)(b)
102,034 1,495,819
Vistra Corp. (a)(b)
10,140 1,608,508
3,104,327
Multi-Utilities - 0 .2%
Dominion Energy, Inc. (a) 48,394 3,304,826
Total Utilities 25,572,347
TOTAL COMMON STOCKS
(Cost $1,312,128,758) 2,379,554,462
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4 .5%
Limited Purpose Cash Investment
Fund, 3.64% (c)
(Cost $85,707,251) 85,707,251 85,707,251
TOTAL LONG POSITIONS
(Cost $1,397,836,009) 2,465,261,713
SHORT POSITIONS - (29.1)%
COMMON STOCKS - (29.1)%
Communication Services - ( 1 .1 ) %
Diversified Telecommunication Services - ( 0 .1 ) %
AST SpaceMobile, Inc. (26,774) (2,379,138)
Entertainment - ( 0 .6 ) %
Liberty Media Corp-Liberty Formula
One, Class A (9,204) (805,718)
Madison Square Garden Sports
Corp., Class A (14,908) (5,990,631)
ROBLOX Corp., Class A
(49,262) (2,678,867)
Take-Two Interactive Software, Inc.
(4,771) (1,192,655)
(10,667,871)
Interactive Media & Services - ( 0 .0 ) % †
People, Inc. (17,269) (797,137)
INVESTMENTS SHARES VALUE ($)
Media - ( 0 .4 ) %
Fox Corp., Class A
(67,169) (3,503,535)
Trade Desk, Inc. (The), Class A
(248,202) (4,487,492)
(7,991,027)
Total Communication Services (21,835,173)
Consumer Discretionary - ( 2 .5 ) %
Automobile Components - ( 0 .0 ) % †
Aptiv plc (7,885) (483,981)
Distributors - ( 0 .1 ) %
Pool Corp. (10,177) (2,187,037)
Diversified Consumer Services - ( 0 .4 ) %
Duolingo, Inc., Class A
(14,110) (1,622,932)
Liberty Live Holdings, Inc., Class C
(33,383) (3,526,580)
Service Corp. International
(42,737) (3,246,303)
(8,395,815)
Hotels, Restaurants & Leisure - ( 1 .0 ) %
Cava Group, Inc.
(43,862) (3,442,290)
Hilton Worldwide Holdings, Inc.
(24,729) (8,171,945)
Planet Fitness, Inc., Class A
(61,681) (3,217,898)
Restaurant Brands International, Inc.
(Canada) (32,387) (2,348,381)
Wynn Resorts Ltd.
(20,611) (2,001,122)
(19,181,636)
Household Durables - ( 0 .3 ) %
PulteGroup, Inc.
(12,419) (1,704,011)
SharkNinja, Inc.
(19,247) (2,930,741)
(4,634,752)
Specialty Retail - ( 0 .7 ) %
AutoZone, Inc.
(2,234) (7,139,730)
Floor & Decor Holdings, Inc., Class
A (99,065) (5,880,499)
(13,020,229)
Total Consumer Discretionary (47,903,450)
Consumer Staples - ( 1 .1 ) %
Beverages - ( 0 .2 ) %
Celsius Holdings, Inc. (107,061) (3,134,746)
Consumer Staples Distribution & Retail - ( 0 .1 ) %
Sprouts Farmers Market, Inc. (16,332) (1,381,361)
Food Products - ( 0 .3 ) %
Bunge Global SA
(31,778) (3,391,666)
Freshpet, Inc.
(27,075) (1,600,674)
Mondelez International, Inc., Class A
(10,598) (612,988)
(5,605,328)
Household Products - ( 0 .0 ) % †
Clorox Co. (The) (7,050) (672,852)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Personal Care Products - ( 0 .5 ) %
BellRing Brands, Inc.
(373,537) (4,833,569)
elf Beauty, Inc.
(75,746) (5,605,204)
(10,438,773)
Total Consumer Staples (21,233,060)
Energy - ( 1 .7 ) %
Energy Equipment & Services - ( 0 .4 ) %
Baker Hughes Co., Class A
(73,772) (4,094,346)
SLB Ltd.
(56,167) (2,611,204)
Weatherford International plc
(11,499) (937,168)
(7,642,718)
Oil, Gas & Consumable Fuels - ( 1 .3 ) %
DT Midstream, Inc.
(47,973) (7,039,558)
EQT Corp.
(83,041) (4,415,290)
Kinder Morgan, Inc.
(121,650) (3,889,151)
Williams Cos., Inc. (The)
(120,979) (8,993,579)
(24,337,578)
Total Energy (31,980,296)
Financials - ( 3 .9 ) %
Banks - ( 0 .5 ) %
First Citizens BancShares, Inc.,
Class A (1,967) (4,092,914)
First Horizon Corp.
(39,585) (1,014,960)
NU Holdings Ltd., Class A (Brazil)
(409,015) (5,464,440)
(10,572,314)
Capital Markets - ( 1 .0 ) %
Blackstone, Inc.
(67,163) (7,903,070)
Brookfield Asset Management Ltd.,
Class A (Canada) (11,400) (511,290)
Coinbase Global, Inc., Class A
(24,002) (3,508,852)
Houlihan Lokey, Inc., Class A
(10,789) (1,447,129)
Janus Henderson Group plc
(28,055) (1,457,457)
KKR & Co., Inc.
(27,507) (2,524,592)
TPG, Inc.
(26,781) (1,085,970)
(18,438,360)
Consumer Finance - ( 0 .5 ) %
American Express Co.
(10,044) (3,397,383)
SoFi Technologies, Inc.
(342,955) (6,149,183)
(9,546,566)
Financial Services - ( 0 .8 ) %
Affirm Holdings, Inc., Class A
(56,853) (4,636,362)
Apollo Global Management, Inc.
(14,447) (1,709,225)
Corpay, Inc.
(10,753) (3,583,652)
Toast, Inc., Class A
(195,836) (5,448,157)
UWM Holdings Corp., Class A
(215,971) (494,574)
(15,871,970)
Insurance - ( 1 .1 ) %
American Financial Group, Inc.
(8,471) (1,185,432)
Arch Capital Group Ltd.
(69,024) (6,699,469)
Cincinnati Financial Corp.
(9,730) (1,801,412)
INVESTMENTS SHARES VALUE ($)
Insurance - (1.1)% (continued)
Kinsale Capital Group, Inc.
(2,238) (738,115)
Lincoln National Corp.
(52,099) (1,841,700)
Loews Corp.
(24,453) (2,768,324)
Markel Group, Inc.
(1,393) (2,720,543)
White Mountains Insurance Group
Ltd. (1,523) (3,157,773)
(20,912,768)
Total Financials (75,341,978)
Health Care - ( 4 .2 ) %
Biotechnology - ( 1 .6 ) %
Insmed, Inc.
(52,495) (5,597,017)
Moderna, Inc.
(41,298) (2,892,099)
Revolution Medicines, Inc.
(28,359) (5,311,074)
Summit Therapeutics, Inc.
(137,732) (2,006,755)
Ultragenyx Pharmaceutical, Inc.
(244,690) (8,170,199)
Vertex Pharmaceuticals, Inc.
(8,533) (4,238,597)
Viking Therapeutics, Inc.
(36,649) (1,429,677)
(29,645,418)
Health Care Equipment & Supplies - ( 0 .5 ) %
Baxter International, Inc.
(64,942) (1,384,564)
Globus Medical, Inc., Class A
(6,528) (515,777)
Teleflex, Inc.
(62,929) (7,976,880)
(9,877,221)
Health Care Providers & Services - ( 1 .3 ) %
Cencora, Inc.
(22,355) (6,326,018)
Chemed Corp.
(5,878) (2,737,620)
Encompass Health Corp.
(8,876) (897,186)
Henry Schein, Inc.
(6,631) (553,821)
Humana, Inc.
(8,341) (3,313,212)
Labcorp Holdings, Inc.
(7,676) (2,149,280)
Molina Healthcare, Inc.
(25,288) (5,783,365)
Quest Diagnostics, Inc.
(14,264) (3,023,255)
(24,783,757)
Health Care Technology - ( 0 .1 ) %
Doximity, Inc., Class A (75,574) (1,567,405)
Life Sciences Tools & Services - ( 0 .6 ) %
Bio-Techne Corp.
(61,979) (4,378,816)
Charles River Laboratories
International, Inc. (7,328) (1,661,917)
Repligen Corp.
(6,582) (898,048)
Tempus AI, Inc., Class A
(74,863) (4,336,814)
(11,275,595)
Pharmaceuticals - ( 0 .1 ) %
Elanco Animal Health, Inc. (94,348) (2,321,904)
Total Health Care (79,471,300)
Industrials - ( 6 .6 ) %
Aerospace & Defense - ( 1 .5 ) %
ATI, Inc.
(20,937) (4,126,683)
Boeing Co. (The)
(23,290) (5,041,586)
BWX Technologies, Inc.
(30,424) (5,922,032)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - (1.5)% (continued)
HEICO Corp.
(8,475) (3,018,710)
Hexcel Corp.
(13,943) (1,395,136)
Karman Holdings, Inc.
(49,292) (2,460,657)
L3Harris Technologies, Inc.
(21,298) (6,188,986)
Leonardo DRS, Inc.
(24,185) (1,031,974)
(29,185,764)
Air Freight & Logistics - ( 0 .1 ) %
FedEx Corp. (5,137) (1,608,549)
Building Products - ( 0 .7 ) %
AAON, Inc.
(36,004) (4,567,467)
Carrier Global Corp.
(115,563) (8,476,546)
(13,044,013)
Commercial Services & Supplies - ( 0 .5 ) %
Clean Harbors, Inc.
(13,976) (4,175,330)
RB Global, Inc. (Canada)
(42,997) (5,007,001)
(9,182,331)
Construction & Engineering - ( 0 .7 ) %
API Group Corp.
(120,113) (5,086,786)
Everus Construction Group, Inc.
(25,757) (4,274,374)
MasTec, Inc.
(9,204) (3,829,416)
(13,190,576)
Electrical Equipment - ( 1 .0 ) %
AMETEK, Inc.
(18,982) (4,592,505)
Emerson Electric Co.
(10,193) (1,459,128)
Hubbell, Inc., Class B
(11,287) (5,905,359)
Regal Rexnord Corp.
(27,228) (6,485,437)
(18,442,429)
Ground Transportation - ( 0 .2 ) %
Saia, Inc. (8,218) (3,461,093)
Machinery - ( 1 .2 ) %
Donaldson Co., Inc.
(19,224) (1,725,738)
Dover Corp.
(8,721) (1,955,946)
Esab Corp.
(35,255) (3,477,201)
ITT, Inc.
(31,539) (6,237,153)
Lincoln Electric Holdings, Inc.
(11,039) (2,930,965)
RBC Bearings, Inc.
(9,223) (5,940,165)
(22,267,168)
Marine Transportation - ( 0 .1 ) %
Kirby Corp. (16,555) (2,250,983)
Passenger Airlines - ( 0 .2 ) %
American Airlines Group, Inc. (276,123) (4,989,542)
Professional Services - ( 0 .4 ) %
Amentum Holdings, Inc.
(52,596) (1,087,160)
CACI International, Inc., Class A
(6,297) (2,917,148)
KBR, Inc.
(22,476) (776,096)
Parsons Corp.
(57,879) (3,032,281)
(7,812,685)
Total Industrials (125,435,133)
INVESTMENTS SHARES VALUE ($)
Information Technology - ( 5 .4 ) %
Communications Equipment - ( 0 .2 ) %
Motorola Solutions, Inc. (9,828) (4,081,470)
Electronic Equipment, Instruments & Components - ( 1 .2 ) %
IPG Photonics Corp.
(11,275) (1,322,783)
Littelfuse, Inc.
(17,544) (7,988,310)
Ralliant Corp.
(61,087) (4,497,836)
Teledyne Technologies, Inc.
(14,187) (9,461,310)
(23,270,239)
IT Services - ( 0 .3 ) %
Akamai Technologies, Inc. (51,852) (6,129,425)
Semiconductors & Semiconductor Equipment - ( 1 .7 ) %
Allegro MicroSystems, Inc. (Japan)
(79,709) (5,549,341)
Entegris, Inc.
(36,031) (6,480,536)
GLOBALFOUNDRIES, Inc.
(112,191) (9,245,660)
Qnity Electronics, Inc.
(43,824) (7,156,897)
Universal Display Corp.
(52,359) (4,533,766)
(32,966,200)
Software - ( 1 .9 ) %
Aurora Innovation, Inc.
(240,774) (1,642,079)
Dolby Laboratories, Inc., Class A
(18,108) (952,119)
Dynatrace, Inc.
(66,211) (2,907,325)
Fair Isaac Corp.
(2,778) (3,319,099)
Gen Digital, Inc.
(104,546) (2,602,150)
Guidewire Software, Inc.
(10,573) (1,301,008)
PTC, Inc.
(3,916) (444,897)
SailPoint, Inc.
(254,002) (3,718,589)
Salesforce, Inc.
(27,204) (4,261,779)
Strategy, Inc., Class A
(14,922) (1,297,169)
Synopsys, Inc.
(18,808) (8,389,684)
Tyler Technologies, Inc.
(8,442) (2,468,947)
Zscaler, Inc.
(19,695) (2,779,949)
(36,084,794)
Technology Hardware, Storage & Peripherals - ( 0 .1 ) %
Everpure, Inc., Class A (7,732) (609,204)
Total Information Technology (103,141,332)
Materials - ( 1 .5 ) %
Chemicals - ( 1 .0 ) %
Celanese Corp., Class A
(74,194) (3,412,924)
DuPont de Nemours, Inc.
(18,926) (2,567,122)
Linde plc
(10,419) (5,406,836)
Mosaic Co. (The)
(50,601) (1,072,235)
Olin Corp.
(166,774) (3,305,461)
Solstice Advanced Materials, Inc.
(29,925) (2,651,355)
(18,415,933)
Construction Materials - ( 0 .1 ) %
Vulcan Materials Co. (3,790) (1,118,088)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - ( 0 .3 ) %
Freeport-McMoRan, Inc.
(15,595) (980,769)
Southern Copper Corp. (Mexico)
(32,845) (5,723,570)
(6,704,339)
Paper & Forest Products - ( 0 .1 ) %
Louisiana-Pacific Corp. (23,712) (1,865,186)
Total Materials (28,103,546)
Real Estate - ( 0 .2 ) %
Industrial REITs - ( 0 .1 ) %
Lineage, Inc., REIT (36,177) (1,564,655)
Office REITs - ( 0 .0 ) % †
BXP, Inc., REIT (8,001) (530,546)
Retail REITs - ( 0 .0 ) % †
Brixmor Property Group, Inc., REIT (27,818) (877,102)
Specialized REITs - ( 0 .1 ) %
Lamar Advertising Co., Class A,
REIT (11,455) (1,786,751)
Total Real Estate (4,759,054)
Utilities - ( 0 .9 ) %
Electric Utilities - ( 0 .4 ) %
IDACORP, Inc.
(9,294) (1,406,182)
NRG Energy, Inc.
(29,431) (4,298,692)
Southern Co. (The)
(16,175) (1,548,110)
(7,252,984)
Independent Power and Renewable Electricity Producers - ( 0 .3 ) %
Brookfield Renewable Corp.
(Canada) (33,859) (1,256,846)
Clearway Energy, Inc., Class C
(74,646) (2,551,400)
Talen Energy Corp.
(5,069) (1,947,814)
(5,756,060)
Multi-Utilities - ( 0 .2 ) %
CenterPoint Energy, Inc.
(37,078) (1,632,915)
NiSource, Inc.
(43,020) (2,045,601)
(3,678,516)
Total Utilities (16,687,560)
TOTAL COMMON STOCKS
(Proceeds $(533,923,225)) (555,891,882)
TOTAL SHORT POSITIONS
(Proceeds $(533,923,225)) (555,891,882)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $863,912,784) 1,909,369,831
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 4,185,689
NET ASSETS - 100.0% 1,913,555,520
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 189,665,381 9 .9%
Consumer Discretionary 178,582,066 9 .3
Consumer Staples 71,826,575 3 .8
Energy 44,215,598 2 .3
Financials 224,801,688 11 .8
Health Care 154,906,831 8 .0
Industrials 167,650,793 8 .7
Information Technology 759,283,012 39 .7
Materials 7,814,393 0 .4
Real Estate 16,031,456 0 .9
Utilities 8,884,787 0 .5
Investment Companies 85,707,251 4 .5
Total Investments In Securities
At Value 1,909,369,831 99 .8
Other Assets in Excess of
Liabilities ‡ 4,185,689 0 .2
Net Assets
$ 1,913,555,520 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $597,727,837, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $492,968,858.
(c) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 193 9/2026 USD $ 72,840,613 $ 568,394
Net unrealized appreciation $ 568,394

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 128.8%
COMMON STOCKS - 125.8%
Communication Services - 4 .1%
Diversified Telecommunication Services - 0 .7%
Bandwidth, Inc., Class A *(a)(b)
9,134 578,182
Globalstar, Inc. *(a)
7,962 647,231
IDT Corp., Class B
16,504 959,873
Liberty Latin America Ltd., Class C *
13,292 103,545
Lumen Technologies, Inc. *
63,775 489,792
2,778,623
Entertainment - 0 .5%
Cinemark Holdings, Inc. (a)(b)
14,990 475,633
IMAX Corp. *(a)(b)
9,376 373,727
Lionsgate Studios Corp. *
14,404 220,525
Marcus Corp. (The) (a)(b)
1,258 29,513
Playtika Holding Corp.
36,119 134,363
Sphere Entertainment Co. *
3,047 527,222
1,760,983
Interactive Media & Services - 1 .4%
Angi, Inc. *
117,116 696,840
Bumble, Inc., Class A *
500,415 1,601,328
Cargurus, Inc., Class A *
6,208 211,631
EverQuote, Inc., Class A *
47,414 1,127,979
Grindr, Inc. (Singapore) *
8,476 121,800
MediaAlpha, Inc., Class A *
18,655 234,493
Nextdoor Holdings, Inc. *
17,822 40,456
QuinStreet, Inc. *
46,469 680,771
Travelzoo *
43,418 507,122
Webtoon Entertainment, Inc. (South
Korea) * 1,579 18,032
Yelp, Inc., Class A *
1,050 25,746
ZipRecruiter, Inc., Class A *
73,662 276,233
5,542,431
Media - 1 .4%
AMC Global Media, Inc., Class A *
66,624 664,908
Boston Omaha Corp., Class A *(a)
(b) 351 4,788
Cable One, Inc. *(a)(b)
24,200 1,285,262
EchoStar Corp., Class A *(a)(b)
12,158 1,234,037
Gray Media, Inc. (a)(b)
78,204 310,470
iHeartMedia, Inc., Class A *(a)(b)
40,438 173,479
John Wiley & Sons, Inc., Class A
6,899 334,670
Nexxen International Ltd. (Israel) *
79,277 715,871
Optimum Communications, Inc.,
Class A * 217,122 314,827
Scholastic Corp.
2,615 120,290
USA TODAY Co., Inc. *(a)(b)
18,446 157,713
5,316,315
Wireless Telecommunication Services - 0 .1%
Telephone and Data Systems, Inc.
(a)(b) 8,904 329,537
Total Communication Services 15,727,889
INVESTMENTS SHARES VALUE ($)
Consumer Discretionary - 9 .3%
Automobile Components - 1 .4%
Adient plc *
70,854 1,302,296
Dana, Inc.
5,399 146,907
Garrett Motion, Inc. (Switzerland)
49,470 1,792,298
Gentherm, Inc. *(a)(b)
14,327 488,694
Motorcar Parts of America, Inc. *
7,952 121,825
Patrick Industries, Inc. (a)(b)
4,836 434,176
Phinia, Inc. (a)(b)
2,655 218,692
Strattec Security Corp. *
3,345 272,450
Visteon Corp. (a)(b)
5,761 571,549
5,348,887
Broadline Retail - 0 .0% †
Savers Value Village, Inc. * 6,011 60,651
Distributors - 0 .0% †
GigaCloud Technology, Inc., Class
A *(a)(b) 2,216 70,026
Diversified Consumer Services - 1 .8%
American Public Education, Inc. *
20,555 1,103,804
Carriage Services, Inc., Class A (a)
(b) 4,474 171,533
Coursera, Inc. *(a)(b)
239,835 1,352,669
Covista, Inc. *
4,921 613,452
Frontdoor, Inc. *
2,005 155,568
Graham Holdings Co., Class B
81 92,455
Laureate Education, Inc., Class A
*(a)(b) 14,749 535,684
Lincoln Educational Services Corp. *
5,532 276,047
OneSpaWorld Holdings Ltd.
(Bahamas) (a)(b) 5,839 164,893
Perdoceo Education Corp.
35,541 1,137,312
Strategic Education, Inc.
12,670 970,775
Stride, Inc. *(a)(b)
4,950 426,888
7,001,080
Hotels, Restaurants & Leisure - 1 .7%
BJ's Restaurants, Inc. *
5,535 336,168
Bloomin' Brands, Inc.
18,861 172,389
Brinker International, Inc. *(a)(b)
11,557 1,941,576
Cheesecake Factory, Inc. (The)
1,713 136,252
Dine Brands Global, Inc.
3,603 129,348
El Pollo Loco Holdings, Inc. *
8,359 141,769
Genius Sports Ltd. (United
Kingdom) *(a)(b) 67,881 411,359
Lindblad Expeditions Holdings, Inc.
*(a)(b) 10,313 291,239
Monarch Casino & Resort, Inc.
895 117,791
Papa John's International, Inc. (a)(b)
5,327 195,874
Portillo's, Inc., Class A *(a)(b)
35,772 169,559
RCI Hospitality Holdings, Inc.
5,019 137,119
Red Rock Resorts, Inc., Class A (a)
(b) 8,929 580,921
Rush Street Interactive, Inc. *
35,671 1,060,856
Super Group SGHC Ltd. (Guernsey)
29,459 399,169

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.7% (continued)
Xponential Fitness, Inc., Class A *
20,120 139,230
6,360,619
Household Durables - 1 .4%
Cavco Industries, Inc. *(a)(b)
218 133,935
Century Communities, Inc. (a)(b)
4,524 324,190
Champion Homes, Inc. *(a)
5,793 510,479
Cricut, Inc., Class A
30,630 134,466
Ethan Allen Interiors, Inc.
6,950 155,263
Flexsteel Industries, Inc.
3,677 273,863
Green Brick Partners, Inc. *(a)(b)
6,031 482,721
Helen of Troy Ltd. *
10,478 304,595
Hovnanian Enterprises, Inc., Class
A *(a)(b) 114 16,235
KB Home (a)(b)
6,537 409,151
Leggett & Platt, Inc.
50,696 593,650
Lovesac Co. (The) *
24,684 411,976
M/I Homes, Inc. *
4,100 659,239
Sonos, Inc. *
35,079 474,619
Taylor Morrison Home Corp., Class
A *(a) 6,215 445,864
5,330,246
Leisure Products - 0 .7%
Acushnet Holdings Corp. (a)(b)
7,191 852,349
Callaway Golf Co. *
41,106 772,382
Johnson Outdoors, Inc., Class A
2,337 107,596
Malibu Boats, Inc., Class A *
3,654 100,229
Peloton Interactive, Inc., Class A *
94,092 556,084
Smith & Wesson Brands, Inc.
6,234 93,759
Sturm Ruger & Co., Inc. (a)(b)
1,977 74,829
2,557,228
Specialty Retail - 1 .9%
American Eagle Outfitters, Inc.
29,586 508,879
Asbury Automotive Group, Inc. *
3,002 603,642
Barnes & Noble Education, Inc. *(a)
(b) 13,293 166,960
Buckle, Inc. (The)
5,074 214,123
Build-A-Bear Workshop, Inc.
4,543 139,061
Genesco, Inc. *
5,364 181,142
Group 1 Automotive, Inc. (a)(b)
2,719 791,691
Lands' End, Inc. *
20,427 214,075
Petco Health & Wellness Co., Inc.,
Class A * 121,930 331,650
RealReal, Inc. (The) *(a)(b)
31,981 377,056
Revolve Group, Inc. *
25,376 580,857
Sally Beauty Holdings, Inc. *
35,156 497,106
Signet Jewelers Ltd. (a)
6,032 519,958
Sonic Automotive, Inc., Class A
5,178 439,043
Stitch Fix, Inc., Class A *
14,369 59,057
Upbound Group, Inc.
50,196 1,065,159
Urban Outfitters, Inc. *(a)
7,171 508,137
Warby Parker, Inc., Class A *(a)(b)
2,133 64,715
7,262,311
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 0 .4%
Figs, Inc., Class A *
29,026 296,936
G-III Apparel Group Ltd.
12,955 436,713
Kontoor Brands, Inc. (a)(b)
1,529 127,427
Oxford Industries, Inc. (a)(b)
1,872 65,277
Rocky Brands, Inc. (a)(b)
3,388 139,721
Wolverine World Wide, Inc.
28,019 463,154
1,529,228
Total Consumer Discretionary 35,520,276
Consumer Staples - 2 .6%
Beverages - 0 .2%
National Beverage Corp. *
4,135 129,012
Vita Coco Co., Inc. (The) *
8,274 547,242
676,254
Consumer Staples Distribution & Retail - 0 .6%
Chefs' Warehouse, Inc. (The) *(a)(b)
1,961 188,452
Ingles Markets, Inc., Class A (a)(b)
7,717 683,572
Natural Grocers by Vitamin Cottage,
Inc. 5,864 181,901
PriceSmart, Inc. (a)
1,807 352,980
United Natural Foods, Inc. *
18,390 839,871
Village Super Market, Inc., Class A
(a)(b) 1,242 52,388
2,299,164
Food Products - 1 .3%
B&G Foods, Inc.
36,482 145,198
Beyond Meat, Inc. *(a)(b)
146,849 110,137
Cal-Maine Foods, Inc. (a)(b)
4,763 383,707
Del Monte Corp. (a)(b)
28,290 789,574
Dole plc
13,297 182,435
J & J Snack Foods Corp.
4,712 346,096
John B Sanfilippo & Son, Inc.
1,859 159,856
Marzetti Co. (The)
12,416 1,417,411
Seneca Foods Corp., Class A *
4,910 854,045
Simply Good Foods Co. (The) *(a)
(b) 44,532 591,385
4,979,844
Household Products - 0 .2%
Central Garden & Pet Co., Class A *
3,061 118,675
Energizer Holdings, Inc. (a)(b)
19,624 420,739
Oil-Dri Corp. of America
1,845 188,577
727,991
Personal Care Products - 0 .1%
Honest Co., Inc. (The) *(a)(b)
73,437 268,779
Medifast, Inc. *
6,796 72,106
USANA Health Sciences, Inc. *
4,474 95,520
436,405
Tobacco - 0 .2%
Turning Point Brands, Inc. (a)(b) 9,935 842,587
Total Consumer Staples 9,962,245

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Energy - 8 .3%
Energy Equipment & Services - 3 .3%
Archrock, Inc.
16,883 687,307
Bristow Group, Inc.
11,977 494,890
DMC Global, Inc. *(a)(b)
6,975 40,525
Expro Group Holdings NV *(a)(b)
15,670 231,446
Forum Energy Technologies, Inc. *
9,105 457,344
Helix Energy Solutions Group, Inc. *
50,574 442,017
Helmerich & Payne, Inc.
4,908 160,688
Kodiak Gas Services, Inc. (a)(b)
4,495 337,709
Liberty Energy, Inc., Class A
15,010 393,112
Nabors Industries Ltd. *(a)(b)
16,259 1,365,919
National Energy Services Reunited
Corp. * 40,092 1,199,954
Natural Gas Services Group, Inc.
2,945 127,047
Noble Corp. plc
6,793 253,379
Oceaneering International, Inc. *
23,754 962,512
Oil States International, Inc. *
24,143 193,385
Patterson-UTI Energy, Inc.
50,570 464,233
ProFrac Holding Corp., Class A *(a)
(b) 87,787 510,042
Ranger Energy Services, Inc., Class
A 40,809 653,352
RPC, Inc. (a)(b)
16,721 97,483
Seadrill Ltd. (Norway) *
4,395 166,219
Solaris Energy Infrastructure, Inc.
(a)(b) 8,406 676,347
TETRA Technologies, Inc. *(a)(b)
25,724 291,453
Tidewater, Inc. *(a)(b)
10,261 683,690
Transocean Ltd. *
296,605 1,450,398
Valaris Ltd. *(a)(b)
2,930 212,718
12,553,169
Oil, Gas & Consumable Fuels - 5 .0%
Ardmore Shipping Corp. (Ireland)
19,943 279,401
BKV Corp. (Thailand) *(a)(b)
1,852 50,671
Centrus Energy Corp., Class A *
1,555 261,038
Clean Energy Fuels Corp. *
83,475 171,124
CNX Resources Corp. *(a)(b)
4,862 164,968
Core Natural Resources, Inc. (a)(b)
3,499 279,990
Crescent Energy Co., Class A (a)(b)
43,685 428,987
Delek US Holdings, Inc.
7,214 366,543
DHT Holdings, Inc.
51,168 845,807
Dorian LPG Ltd.
10,911 379,485
Energy Fuels, Inc. *
15,880 230,260
Excelerate Energy, Inc., Class A (a)
(b) 1,609 61,126
Green Plains, Inc. *
107,540 1,653,965
Gulfport Energy Corp. *
3,908 663,188
HighPeak Energy, Inc. (a)(b)
40,883 285,772
International Seaways, Inc.
4,716 361,198
Kosmos Energy Ltd. (Ghana) *
100,396 211,836
Magnolia Oil & Gas Corp., Class A
9,793 250,505
Murphy Oil Corp.
29,895 973,381
Navigator Holdings Ltd.
10,396 193,678
NextNRG, Inc. *
87 31
Northern Oil & Gas, Inc.
2,302 41,781
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 5.0% (continued)
Par Pacific Holdings, Inc. *
27,342 1,533,339
PBF Energy, Inc., Class A (a)(b)
43,331 1,972,427
Peabody Energy Corp. (a)(b)
16,710 386,335
REX American Resources Corp. *
1,522 68,718
Riley Exploration Permian, Inc. (a)
(b) 15,792 520,504
SandRidge Energy, Inc. (a)(b)
14,982 205,253
Scorpio Tankers, Inc. (Monaco)
20,797 1,440,400
SM Energy Co.
55,087 1,437,771
Talos Energy, Inc. *
6,832 88,201
Teekay Corp. Ltd.
33,472 334,720
Teekay Tankers Ltd., Class A
(Canada) 24,382 1,581,660
Uranium Energy Corp. *
19,928 212,433
W&T Offshore, Inc.
102,993 324,428
World Kinect Corp.
33,661 1,108,793
19,369,717
Total Energy 31,922,886
Financials - 17 .2%
Banks - 8 .3%
1st Source Corp.
4,426 361,073
Amalgamated Financial Corp.
5,637 258,738
Ameris Bancorp
2,747 247,944
Associated Banc-Corp. (a)(b)
13,607 418,687
Atlantic Union Bankshares Corp.
(a)(b) 2,832 119,822
Axos Financial, Inc. *
3,332 324,503
BancFirst Corp.
839 93,238
Bancorp, Inc. (The) *
12,181 763,018
Bank of Hawaii Corp. (a)(b)
4,932 401,909
Bank of Marin Bancorp
4,076 112,905
BankUnited, Inc. (a)(b)
8,537 413,618
Bankwell Financial Group, Inc.
2,779 163,266
Banner Corp.
5,149 342,100
Bar Harbor Bankshares
3,036 114,639
Bridgewater Bancshares, Inc. *
2,620 55,125
California Bancorp
111 2,313
Capital Bancorp, Inc.
2,756 96,791
Capitol Federal Financial, Inc.
1,880 15,999
Carter Bankshares, Inc.
14,490 492,805
Cathay General Bancorp
6,118 379,255
Central Pacific Financial Corp.
19,918 760,868
ChoiceOne Financial Services, Inc.
742 25,228
CNB Financial Corp.
5,285 178,157
Coastal Financial Corp. *
4,390 340,269
Community Financial System, Inc.
707 47,454
Community Trust Bancorp, Inc.
2,437 176,341
ConnectOne Bancorp, Inc.
3,523 117,809
Customers Bancorp, Inc. *(a)(b)
7,490 592,459
Dime Commercial Bancshares, Inc.
523 21,260
Eastern Bankshares, Inc.
9,952 221,332
Esquire Financial Holdings, Inc. (a)
(b) 4,882 581,495
Farmers National Banc Corp.
3,246 47,392

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 8.3% (continued)
FB Financial Corp.
1,986 109,925
First Bancorp
2,787 178,173
First BanCorp (a)(b)
7,504 195,629
First Community Bankshares, Inc.
(a)(b) 2,474 109,895
First Financial Bancorp
3,479 117,695
First Financial Bankshares, Inc.
40,506 1,401,508
First Financial Corp.
14,409 1,115,833
First Internet Bancorp
1,636 45,481
First Interstate BancSystem, Inc.,
Class A 15,585 600,958
First Merchants Corp. (a)(b)
7,246 316,578
First Mid Bancshares, Inc.
2,446 117,628
Fulton Financial Corp.
5,753 139,165
German American Bancorp, Inc.
466 22,116
Great Southern Bancorp, Inc.
7,773 609,481
Hancock Whitney Corp. (a)(b)
4,887 365,157
Hanmi Financial Corp.
27,539 892,264
Hilltop Holdings, Inc.
343 13,302
Home Bancorp, Inc.
3,813 261,267
Home BancShares, Inc.
73,414 2,095,970
HomeTrust Bancshares, Inc.
3,715 185,341
Hope Bancorp, Inc. (a)(b)
13,408 183,421
Horizon Bancorp, Inc.
9,594 191,688
Independent Bank Corp.
9,544 344,252
Independent Bank Corp.
3,635 304,322
International Bancshares Corp.
10,172 772,563
Kearny Financial Corp.
2,585 24,454
Lakeland Financial Corp.
9,169 565,911
Live Oak Bancshares, Inc.
11,718 478,563
Mercantile Bank Corp.
6,650 381,843
Metropolitan Bank Holding Corp.
8,256 815,363
NBT Bancorp, Inc. (a)(b)
7,647 377,532
Northeast Bank
3,845 509,578
Northfield Bancorp, Inc.
10,606 156,226
Northrim Bancorp, Inc.
10,653 295,514
Northwest Bancshares, Inc. (a)(b)
32,447 491,897
OceanFirst Financial Corp.
10,408 203,268
OFG Bancorp
5,737 281,515
Old Second Bancorp, Inc.
5,017 116,996
Origin Bancorp, Inc.
3,000 153,450
Orrstown Financial Services, Inc.
3,459 141,231
Peapack-Gladstone Financial Corp.
7,131 337,510
Provident Financial Services, Inc.
4,829 114,158
ServisFirst Bancshares, Inc.
3,885 337,024
Shore Bancshares, Inc.
22,708 521,149
SmartFinancial, Inc.
6,039 283,350
Southern Missouri Bancorp, Inc.
2,063 157,221
Southside Bancshares, Inc.
5,404 190,167
Texas Capital Bancshares, Inc.
3,301 340,861
Third Coast Bancshares, Inc. *
8,949 361,540
Tompkins Financial Corp.
1,245 117,677
Triumph Financial, Inc. *(a)(b)
2,953 225,343
TrustCo Bank Corp.
8,958 491,884
Trustmark Corp.
2,849 131,082
INVESTMENTS SHARES VALUE ($)
Banks - 8.3% (continued)
UMB Financial Corp. (a)(b)
2,976 424,854
United Community Banks, Inc.
24,572 862,231
Univest Financial Corp.
12,927 565,556
Valley National Bancorp (a)(b)
63,433 929,293
WaFd, Inc.
108 4,144
Washington Trust Bancorp, Inc. (a)
(b) 7,049 257,148
WesBanco, Inc.
26,104 1,018,839
Westamerica Bancorp
2,472 145,032
31,786,828
Capital Markets - 1 .6%
Acadian Asset Management, Inc.
(a)(b) 12,916 923,752
BGC Group, Inc., Class A
45,431 485,657
Donnelley Financial Solutions, Inc. *
23,312 977,938
Piper Sandler Cos.
3,676 265,922
PJT Partners, Inc., Class A (a)(b)
3,538 534,026
Ridgepost Capital, Inc., Class A (a)
(b) 25,502 200,701
StoneX Group, Inc. *
11,644 1,379,814
Victory Capital Holdings, Inc., Class
A 2,118 178,039
Virtus Investment Partners, Inc.
6,759 969,917
5,915,766
Consumer Finance - 1 .7%
Bread Financial Holdings, Inc.
11,397 1,234,865
Dave, Inc. *
1,761 656,131
Encore Capital Group, Inc. *(a)(b)
2,877 268,395
Enova International, Inc. *
4,338 1,044,287
FirstCash Holdings, Inc. (a)
1,817 393,053
Happen, Inc. *
6,321 131,098
LendingTree, Inc. *
18,070 800,320
Navient Corp.
44,028 374,678
Nelnet, Inc., Class A
1,414 188,529
NerdWallet, Inc., Class A *
34,511 319,227
Oportun Financial Corp. *(a)(b)
28,930 165,190
OppFi, Inc. *(a)(b)
22,449 222,919
PRA Group, Inc. *
5,694 108,129
PROG Holdings, Inc.
11,754 547,854
6,454,675
Financial Services - 2 .2%
Alerus Financial Corp.
4,158 129,314
Bladex, Inc. (Panama) (a)(b)
11,542 709,487
Cannae Holdings, Inc. (a)(b)
1,929 27,778
Essent Group Ltd.
22,367 1,437,751
EVERTEC, Inc. (a)(b)
12,017 333,832
Finance of America Cos., Inc., Class
A * 798 21,961
Flywire Corp. *
7,356 129,245
Jackson Financial, Inc., Class A (a)
(b) 13,071 1,338,340
NCR Atleos Corp. *
6,597 286,376
NewtekOne, Inc.
8,597 127,321
NMI Holdings, Inc. *
5,246 215,558

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 2.2% (continued)
Onity Group, Inc. *
2,757 109,591
Pagseguro Digital Ltd., Class A
(Brazil) 144,180 1,304,829
PennyMac Financial Services, Inc.
(a)(b) 3,872 337,251
Remitly Global, Inc. *
12,177 272,886
Repay Holdings Corp., Class A *(a)
(b) 49,185 206,577
Sezzle, Inc. *(a)(b)
3,503 601,220
Walker & Dunlop, Inc. (a)(b)
14,802 809,669
8,398,986
Insurance - 3 .2%
American Coastal Insurance Corp.
(a)(b) 7,814 86,735
CNO Financial Group, Inc.
18,395 937,777
Employers Holdings, Inc.
8,357 421,861
F&G Annuities & Life, Inc. (a)(b)
4,269 113,513
Genworth Financial, Inc., Class A
*(a)(b) 118,122 1,118,615
Goosehead Insurance, Inc., Class
A * 23,876 1,157,986
Hamilton Insurance Group Ltd.,
Class B 33,113 1,123,855
HCI Group, Inc.
3,144 550,986
Heritage Insurance Holdings, Inc. *
25,627 668,352
Hippo Holdings, Inc. *
4,395 124,203
Horace Mann Educators Corp.
6,336 327,255
Investors Title Co. (a)(b)
446 122,061
Lemonade, Inc. *(a)(b)
4,459 290,058
Mercury General Corp.
7,777 829,184
Octave Specialty Group, Inc. *(a)(b)
2,017 12,586
Oscar Health, Inc., Class A *(a)
10,458 298,262
Palomar Holdings, Inc. *
2,971 375,505
Pelagos Insurance Capital Ltd.
(United Kingdom) 34,389 837,372
Selective Insurance Group, Inc. (a)
4,313 418,404
SiriusPoint Ltd. *
21,660 519,840
Stewart Information Services Corp.
3,042 200,833
Trupanion, Inc. *(a)(b)
10,233 253,472
United Fire Group, Inc.
5,653 296,443
Universal Insurance Holdings, Inc.
29,294 1,211,600
12,296,758
Mortgage Real Estate Investment Trusts (REITs) - 0 .2%
ARMOUR Residential REIT, Inc. (a)
(b) 27,017 471,447
Blackstone Mortgage Trust, Inc.,
Class A 24,799 420,343
891,790
Total Financials 65,744,803
Health Care - 24 .2%
Biotechnology - 11 .4%
4D Molecular Therapeutics, Inc. *
9,707 129,103
ACADIA Pharmaceuticals, Inc. *
16,159 408,823
ADMA Biologics, Inc. *(a)(b)
110,027 920,926
INVESTMENTS SHARES VALUE ($)
Biotechnology - 11.4% (continued)
Agios Pharmaceuticals, Inc. *
7,582 281,368
Akebia Therapeutics, Inc. *
566,557 645,875
Alkermes plc *(a)(b)
27,734 1,453,123
Allogene Therapeutics, Inc. *
68,948 143,412
AnaptysBio, Inc. *
11,404 769,770
Anika Therapeutics, Inc. *
4,683 68,512
Apogee Therapeutics, Inc. *(a)(b)
3,058 405,888
Arcturus Therapeutics Holdings,
Inc. * 23,162 155,649
Arcutis Biotherapeutics, Inc. *
13,175 345,449
Ardelyx, Inc. *
18,451 94,100
Arrowhead Pharmaceuticals, Inc.
*(a)(b) 12,076 984,315
Aura Biosciences, Inc. *(a)(b)
1 7
Aurinia Pharmaceuticals, Inc.
(Canada) *(a)(b) 24,600 417,462
Bicara Therapeutics, Inc. *(a)(b)
11,826 351,114
BioCryst Pharmaceuticals, Inc. *(a)
(b) 192,271 1,922,710
Biohaven Ltd. *
25,790 383,755
Bridgebio Pharma, Inc. *(a)(b)
17,947 1,336,693
Capricor Therapeutics, Inc. *
6,766 162,925
CareDx, Inc. *
27,998 797,943
Catalyst Pharmaceuticals, Inc. *
964 30,299
Celcuity, Inc. *
3,267 341,794
Coherus Oncology, Inc. *
78,726 110,216
Cullinan Therapeutics, Inc. *(a)(b)
18,923 344,588
Cytokinetics, Inc. *(a)(b)
2,345 199,771
Denali Therapeutics, Inc. *
9,174 235,955
Design Therapeutics, Inc. *
26,539 384,019
Editas Medicine, Inc. *
41,896 135,743
Eledon Pharmaceuticals, Inc. *
1,103 4,346
Emergent BioSolutions, Inc. *(a)(b)
22,835 191,357
Enanta Pharmaceuticals, Inc. *
7,053 102,833
Erasca, Inc. *
10,796 197,783
Fate Therapeutics, Inc. *
256,360 692,172
GRAIL, Inc. *(a)(b)
7,077 483,147
ImmunityBio, Inc. *(a)(b)
132,938 1,163,872
Inhibrx Biosciences, Inc. *
1,286 121,848
Intellia Therapeutics, Inc. *
75,381 1,275,447
Iovance Biotherapeutics, Inc. *
165,574 688,788
Ironwood Pharmaceuticals, Inc.,
Class A * 254,364 1,070,872
Kodiak Sciences, Inc. *
11,779 458,910
Krystal Biotech, Inc. *(a)
2,539 943,670
Kura Oncology, Inc. *
27,982 306,963
Larimar Therapeutics, Inc. *
76,263 232,602
Madrigal Pharmaceuticals, Inc. *(a)
2,595 1,393,385
MannKind Corp. *
37,174 158,361
MiMedx Group, Inc. *
53,442 205,752
Mirum Pharmaceuticals, Inc. *
5,016 587,223
Myriad Genetics, Inc. *
26,888 153,530
Novavax, Inc. *(a)(b)
22,321 210,264
Nuvalent, Inc., Class A *(a)
1,907 235,514
Organogenesis Holdings, Inc., Class
A *(a)(b) 22,898 55,642

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 11.4% (continued)
PDL BioPharma, Inc. (3)*
66,919 –
Praxis Precision Medicines, Inc. *
3,284 1,099,450
Protagonist Therapeutics, Inc. *(a)
(b) 5,821 713,538
Prothena Corp. plc (Ireland) *
12,156 119,007
PTC Therapeutics, Inc. *(a)(b)
16,312 1,330,570
Puma Biotechnology, Inc. *(a)(b)
115,961 940,444
Relay Therapeutics, Inc. *
42,710 799,104
Replimune Group, Inc. *(a)(b)
76,273 844,342
Rhythm Pharmaceuticals, Inc. *(a)
(b) 5,842 648,637
Rigel Pharmaceuticals, Inc. *(a)(b)
40,356 1,578,727
Rocket Pharmaceuticals, Inc. *
367,188 1,255,783
Sana Biotechnology, Inc. *
73,771 257,461
Scholar Rock Holding Corp. *(a)(b)
3,854 211,970
SELLAS Life Sciences Group, Inc.
*(a)(b) 40,390 596,156
Spyre Therapeutics, Inc. *(a)(b)
4,093 363,377
Stoke Therapeutics, Inc. *
12,666 414,432
Tango Therapeutics, Inc. *
7,400 231,324
TG Therapeutics, Inc. *(a)(b)
29,911 1,643,310
Tonix Pharmaceuticals Holding
Corp. * 22,648 288,988
Travere Therapeutics, Inc. *
21,032 1,194,828
UroGen Pharma Ltd. *(a)(b)
14,273 525,246
Vanda Pharmaceuticals, Inc. *
142,991 875,105
Vaxcyte, Inc. *(a)(b)
1,488 86,497
Veracyte, Inc. *
35,571 2,089,085
Zymeworks, Inc. *
15,704 410,503
43,413,472
Health Care Equipment & Supplies - 2 .8%
Alphatec Holdings, Inc. *(a)(b)
187,483 1,621,728
AtriCure, Inc. *
5,440 152,211
Axogen, Inc. *
5,338 246,562
CONMED Corp.
16,021 524,367
Enovis Corp. *
45,727 946,549
Glaukos Corp. *(a)
866 121,032
ICU Medical, Inc. *(a)(b)
923 135,312
Inogen, Inc. *
13,324 85,940
iRadimed Corp.
1,331 127,191
Lantheus Holdings, Inc. *(a)(b)
3,178 352,567
LeMaitre Vascular, Inc.
2,516 241,435
LivaNova plc *
16,327 1,342,569
Merit Medical Systems, Inc. *(a)(b)
17,004 1,179,057
Omnicell, Inc. *
2,946 122,318
Outset Medical, Inc. *
31,853 137,605
QuidelOrtho Corp. *(a)(b)
124,656 2,183,350
Tactile Systems Technology, Inc.
*(a)(b) 31,074 925,384
Treace Medical Concepts, Inc. *
20,980 83,501
UFP Technologies, Inc. *(a)(b)
853 226,156
10,754,834
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4 .5%
AdaptHealth Corp., Class A *(a)(b)
61,169 637,381
Addus HomeCare Corp. *(a)(b)
3,925 394,345
agilon health, Inc. *(a)(b)
8,326 892,381
Alignment Healthcare, Inc. *(a)(b)
110,259 2,625,267
AMN Healthcare Services, Inc. *
8,517 275,695
Ardent Health, Inc. *(a)(b)
65,541 644,923
Aveanna Healthcare Holdings, Inc. *
24,360 208,765
BrightSpring Health Services, Inc.
*(a) 14,591 1,017,576
Castle Biosciences, Inc. *(a)(b)
16,750 399,488
Clover Health Investments Corp. *
203,783 1,067,823
CorVel Corp. *
7,221 451,457
Ensign Group, Inc. (The) (a)
5,230 838,369
Fulgent Genetics, Inc. *
13,660 280,303
Guardant Health, Inc. *(a)
11,378 1,707,041
HealthEquity, Inc. *(a)(b)
6,995 631,788
Hims & Hers Health, Inc. *(a)(b)
7,621 264,220
LifeStance Health Group, Inc. *
13,656 146,256
NeoGenomics, Inc. *
16,612 242,369
Oncology Institute, Inc. (The) *
39,675 215,435
Option Care Health, Inc. *
43,017 902,067
Pediatrix Medical Group, Inc. *(a)(b)
53,328 1,350,798
Progyny, Inc. *
32,033 923,511
RadNet, Inc. *(a)(b)
2,686 165,646
Select Medical Holdings Corp.
7,535 124,403
Talkspace, Inc. *
19,619 102,019
US Physical Therapy, Inc.
8,331 572,173
Viemed Healthcare, Inc. *
11,599 132,229
17,213,728
Health Care Technology - 0 .6%
HealthStream, Inc.
10,785 293,891
OptimizeRx Corp. *
44,542 254,780
Schrodinger, Inc. *(a)(b)
22,025 357,906
Teladoc Health, Inc. *(a)(b)
73,670 624,722
TruBridge, Inc. *(a)(b)
3,927 102,927
Waystar Holding Corp. *
35,395 726,660
2,360,886
Life Sciences Tools & Services - 0 .8%
Adaptive Biotechnologies Corp. *(a)
(b) 18,491 396,632
Azenta, Inc. *(a)(b)
60,787 1,551,284
CryoPort, Inc. *
13,165 206,690
Ginkgo Bioworks Holdings, Inc. *(a)
(b) 67,169 665,645
Quanterix Corp. *(a)(b)
82,168 354,966
3,175,217
Pharmaceuticals - 4 .1%
Aardvark Therapeutics, Inc. *
1,503 8,657
Aclaris Therapeutics, Inc. *(a)(b)
35,656 188,620
Amneal Pharmaceuticals, Inc. *
87,201 1,509,449
Amphastar Pharmaceuticals, Inc.
*(a)(b) 7,861 158,635
Amylyx Pharmaceuticals, Inc. *(a)(b)
13,913 249,877

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 4.1% (continued)
ANI Pharmaceuticals, Inc. *
9,478 784,589
Aquestive Therapeutics, Inc. *(a)(b)
106,015 441,022
Arvinas, Inc. *
102,322 850,296
Axsome Therapeutics, Inc. *(a)
3,014 737,737
Collegium Pharmaceutical, Inc. *
9,914 358,887
Definium Therapeutics, Inc. *
13,050 613,872
Edgewise Therapeutics, Inc. *(a)(b)
3,031 123,150
Evolus, Inc. *
18,314 127,099
Harmony Biosciences Holdings, Inc.
*(a)(b) 43,114 1,569,781
Indivior Pharmaceuticals, Inc. *
32,988 1,353,498
Innoviva, Inc. *
25,360 575,926
Ligand Pharmaceuticals, Inc. *(a)(b)
2,925 924,563
Liquidia Corp. *
24,810 1,978,101
Omeros Corp. *(a)(b)
3,924 37,317
Pacira BioSciences, Inc. *(a)(b)
27,488 697,371
Phathom Pharmaceuticals, Inc. *
76,766 832,911
Phibro Animal Health Corp., Class A
9,474 297,484
Rapport Therapeutics, Inc. *(a)(b)
5,847 243,644
Tarsus Pharmaceuticals, Inc. *
5,188 326,533
Xeris Biopharma Holdings, Inc. *(a)
(b) 31,369 248,442
Zevra Therapeutics, Inc. *
34,432 493,755
15,731,216
Total Health Care 92,649,353
Industrials - 23 .5%
Aerospace & Defense - 2 .0%
AAR Corp. *
3,661 523,267
Astronics Corp. *
11,873 964,800
Astronics Corp., Class B *
2,374 180,424
Byrna Technologies, Inc. *(a)(b)
4,519 30,322
Ducommun, Inc. *
1,921 355,788
Eve Holding, Inc. *(a)(b)
38,681 97,089
Intuitive Machines, Inc. *(a)(b)
20,522 438,966
Kratos Defense & Security
Solutions, Inc. *(a)(b) 18,149 904,909
Mercury Systems, Inc. *
7,202 881,021
Moog, Inc., Class A
2,191 928,633
Park Aerospace Corp.
8,723 332,870
Satellogic, Inc., Class A *(a)(b)
54,630 312,484
V2X, Inc. *(a)(b)
13,840 1,031,910
VSE Corp.
2,613 597,071
7,579,554
Air Freight & Logistics - 0 .0% †
Hub Group, Inc., Class A 4,758 208,353
Building Products - 1 .5%
Apogee Enterprises, Inc.
11,355 519,378
AZZ, Inc. (a)(b)
727 112,721
CSW Industrials, Inc. (a)(b)
2,589 720,519
Gibraltar Industries, Inc. *(a)(b)
6,854 309,116
Griffon Corp. (a)(b)
2,883 281,179
Insteel Industries, Inc.
3,681 111,166
INVESTMENTS SHARES VALUE ($)
Building Products - 1.5% (continued)
Janus International Group, Inc. *(a)
(b) 87,765 487,096
Modine Manufacturing Co. *
4,607 1,230,161
Quanex Building Products Corp. (a)
(b) 16,129 300,322
Resideo Technologies, Inc. *(a)(b)
3,714 115,505
UFP Industries, Inc. (a)(b)
14,432 1,309,560
Zurn Elkay Water Solutions Corp.
(a)(b) 6,712 339,157
5,835,880
Commercial Services & Supplies - 1 .4%
ABM Industries, Inc.
21,794 964,167
ACCO Brands Corp.
83,432 347,077
BrightView Holdings, Inc. *(a)(b)
8,140 115,344
Casella Waste Systems, Inc., Class
A *(a)(b) 2,140 207,516
CoreCivic, Inc. *(a)(b)
6,129 186,199
Deluxe Corp.
7,331 175,064
Ennis, Inc.
4,970 105,612
GEO Group, Inc. (The) *(a)(b)
10,472 309,448
Healthcare Services Group, Inc. *(a)
(b) 22,830 560,705
Interface, Inc., Class A (a)(b)
19,010 681,318
Millerknoll, Inc.
24,242 495,991
OPENLANE, Inc. *(a)(b)
8,119 334,827
Pitney Bowes, Inc. (a)(b)
25,125 440,190
Quad/Graphics, Inc.
23,027 194,118
UniFirst Corp. (a)
382 101,024
5,218,600
Construction & Engineering - 4 .5%
Argan, Inc.
3,941 3,147,086
Centuri Holdings, Inc. *(a)(b)
3,735 112,946
Construction Partners, Inc., Class
A *(a)(b) 7,244 860,370
Dycom Industries, Inc. *(a)(b)
3,020 1,526,882
Granite Construction, Inc.
2,385 377,021
IES Holdings, Inc. *
2,034 1,494,298
Legence Corp., Class A *
1,341 114,293
Limbach Holdings, Inc. *
2,965 228,305
Matrix Service Co. *
16,906 231,612
MYR Group, Inc. *
3,249 1,625,800
NWPX Infrastructure, Inc. *(a)(b)
1,854 277,989
Orion Group Holdings, Inc. *
4,482 75,387
Primoris Services Corp.
3,087 305,983
Sterling Infrastructure, Inc. *
6,430 5,397,085
Tutor Perini Corp.
15,815 1,312,171
17,087,228
Electrical Equipment - 5 .9%
Allient, Inc. (a)(b)
6,306 649,077
American Superconductor Corp.
*(a)(b) 3,771 156,534
Amprius Technologies, Inc. *
40,555 562,092
Array Technologies, Inc. *
100,919 747,810
Atkore, Inc.
6,656 506,122

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 5.9% (continued)
Bloom Energy Corp., Class A *(a)(b)
31,775 9,618,293
EnerSys
3,478 813,226
Fluence Energy, Inc., Class A *(a)(b)
10,375 206,255
LSI Industries, Inc. (a)(b)
4,223 112,247
Net Power, Inc. *(a)(b)
16,252 27,141
Nextpower, Inc., Class A *
19,400 2,311,316
Powell Industries, Inc.
6,393 1,830,699
Preformed Line Products Co.
807 331,322
Sunrun, Inc. *
148,974 1,993,272
Vicor Corp. *
7,183 2,727,960
22,593,366
Ground Transportation - 0 .9%
ArcBest Corp.
2,912 417,989
Covenant Logistics Group, Inc.,
Class A 22,618 999,263
Hertz Global Holdings, Inc. *(a)(b)
139,221 315,336
Marten Transport Ltd.
6,964 120,825
Proficient Auto Logistics, Inc. *
1,319 8,982
RXO, Inc. *(a)(b)
23,678 653,276
Werner Enterprises, Inc.
20,569 897,014
3,412,685
Machinery - 3 .4%
3D Systems Corp. *
332,239 1,003,362
AirJoule Technologies Corp. *(a)(b)
818 4,532
Alamo Group, Inc. (a)(b)
3,048 501,366
Albany International Corp., Class A
4,498 335,101
Astec Industries, Inc. (a)(b)
1,331 81,444
Atmus Filtration Technologies, Inc.
(a)(b) 2,056 104,835
Blue Bird Corp. *
16,429 1,297,234
CECO Environmental Corp. *(a)(b)
8,635 783,540
Chart Industries, Inc. *
3,036 634,342
Enerpac Tool Group Corp., Class A
7,218 258,837
Enpro, Inc.
1,092 411,608
ESCO Technologies, Inc.
2,595 908,354
Federal Signal Corp.
5,840 750,382
Franklin Electric Co., Inc.
2,799 300,025
Graham Corp. *(a)(b)
1,998 247,332
Greenbrier Cos., Inc. (The) (a)(b)
7,616 373,260
Helios Technologies, Inc.
2,170 193,672
Hillman Solutions Corp. *
17,588 148,443
Hyster-Yale, Inc.
5,312 186,239
JBT Marel Corp. (a)(b)
2,676 388,020
Kadant, Inc.
1,653 519,422
Luxfer Holdings plc (United
Kingdom) 11,262 203,166
Manitowoc Co., Inc. (The) *
32,854 456,342
Miller Industries, Inc. (a)(b)
2,182 111,609
Mueller Water Products, Inc., Class
A (a)(b) 4,052 104,663
Omega Flex, Inc.
475 14,910
Proto Labs, Inc. *(a)(b)
4,463 363,779
SPX Technologies, Inc. *(a)(b)
3,198 784,054
Terex Corp. (a)(b)
7,267 526,058
INVESTMENTS SHARES VALUE ($)
Machinery - 3.4% (continued)
Wabash National Corp.
15,782 213,057
Watts Water Technologies, Inc.,
Class A 2,138 836,920
13,045,908
Marine Transportation - 0 .3%
Costamare, Inc. (Monaco) (a)(b)
36,895 517,268
Himalaya Shipping Ltd.
8,880 118,637
Matson, Inc.
1,358 261,048
Pangaea Logistics Solutions Ltd.
(a)(b) 6,967 45,286
Safe Bulkers, Inc. (Monaco)
10,743 67,788
1,010,027
Passenger Airlines - 0 .6%
Allegiant Travel Co. *
362 42,571
JetBlue Airways Corp. *(a)(b)
153,655 880,443
Joby Aviation, Inc. *(a)(b)
31,636 282,193
SkyWest, Inc. *(a)(b)
13,180 1,309,170
2,514,377
Professional Services - 2 .1%
Alight, Inc., Class A
368,007 206,084
Barrett Business Services, Inc.
5,935 210,811
CRA International, Inc.
1,225 174,318
Exponent, Inc.
13,063 767,582
IBEX Holdings Ltd. *
5,220 158,531
ICF International, Inc.
2,619 190,820
Innodata, Inc. *(a)(b)
4,771 360,592
Insperity, Inc.
8,263 341,345
Legalzoom.com, Inc. *
231,579 1,419,579
Maximus, Inc.
16,227 872,364
Mistras Group, Inc. *
5,894 102,968
Planet Labs PBC *(a)(b)
41,701 1,381,554
Upwork, Inc. *(a)(b)
168,015 1,404,605
Verra Mobility Corp., Class A *
29,213 124,155
Willdan Group, Inc. *
4,086 323,203
8,038,511
Trading Companies & Distributors - 0 .9%
BlueLinx Holdings, Inc. *
3,618 223,882
Boise Cascade Co.
10,733 833,203
DXP Enterprises, Inc. *(a)(b)
1,424 240,286
Global Industrial Co.
6,018 201,362
NPK International, Inc. *
4,965 78,993
Rush Enterprises, Inc., Class A (a)
(b) 13,195 963,037
Titan Machinery, Inc. *
312 6,589
Transcat, Inc. *(a)(b)
4,191 388,799
Xometry, Inc., Class A *
7,526 726,410
3,662,561
Total Industrials 90,207,050

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 27 .7%
Communications Equipment - 2 .0%
ADTRAN Holdings, Inc. *(a)(b)
8,691 120,805
Applied Optoelectronics, Inc. *(a)(b)
6,530 967,485
Aviat Networks, Inc. *
12,947 287,423
BK Technologies Corp. *(a)(b)
3,288 282,702
Calix, Inc. *
11,135 415,558
Digi International, Inc. *
6,039 452,623
Extreme Networks, Inc. *
7,626 246,854
Inseego Corp. *(a)(b)
27,950 288,723
NETGEAR, Inc. *
5,701 133,118
NetScout Systems, Inc. *
20,672 900,266
Ribbon Communications, Inc. *
41,943 98,147
Viasat, Inc. *
21,964 1,972,587
Viavi Solutions, Inc. *(a)(b)
24,761 1,182,338
Vistance Networks, Inc. *(a)(b)
30,616 391,272
7,739,901
Electronic Equipment, Instruments & Components - 6 .4%
908 Devices, Inc. *
14,522 126,341
Advanced Energy Industries, Inc.
(a)(b) 5,150 1,920,280
Arlo Technologies, Inc. *(a)(b)
74,863 1,009,153
Badger Meter, Inc. (a)(b)
10,989 1,630,548
Bel Fuse, Inc., Class B
2,013 670,409
Belden, Inc. (a)(b)
945 113,315
Benchmark Electronics, Inc.
5,586 551,171
Daktronics, Inc. *
29,410 575,260
ePlus, Inc. (a)(b)
6,394 532,173
Evolv Technologies Holdings, Inc.
*(a)(b) 17,038 98,820
Fabrinet (Thailand) *(a)(b)
5,548 3,118,420
Frequency Electronics, Inc. *(a)(b)
3,505 232,557
Insight Enterprises, Inc. *(a)(b)
12,344 1,503,499
Itron, Inc. *
15,430 1,335,158
Kimball Electronics, Inc. *
13,960 357,376
Methode Electronics, Inc.
62,420 1,184,107
nLight, Inc. *(a)(b)
15,890 1,106,262
Novanta, Inc. *(a)(b)
1,513 245,469
Ouster, Inc. *(a)(b)
18,485 1,155,682
PC Connection, Inc.
8,344 609,029
Plexus Corp. *
1,165 350,281
Powerfleet, Inc. NJ *(a)(b)
6,413 24,562
Sanmina Corp. *
7,637 1,932,772
ScanSource, Inc. *
7,347 382,705
TTM Technologies, Inc. *(a)(b)
18,837 3,522,896
Vishay Intertechnology, Inc.
3,067 164,943
Vuzix Corp. *(a)(b)
32,788 95,085
24,548,273
IT Services - 0 .8%
Applied Digital Corp. *(a)
21,986 820,078
Commerce.com, Inc. *
55,901 165,467
DigitalOcean Holdings, Inc. *
5,437 853,772
Everforth, Inc. *(a)(b)
16,804 300,288
Fastly, Inc., Class A *
41,959 770,367
INVESTMENTS SHARES VALUE ($)
IT Services - 0.8% (continued)
Unisys Corp. *
45,740 167,408
VTEX, Class A (Brazil) *(a)(b)
25,657 102,628
3,180,008
Semiconductors & Semiconductor Equipment - 8 .2%
ACM Research, Inc., Class A *
16,123 2,045,847
Aehr Test Systems *(a)(b)
4,700 451,482
Alpha & Omega Semiconductor
Ltd. * 3,996 189,131
Ambarella, Inc. *
10,497 900,643
Cohu, Inc. *(a)(b)
2,024 149,594
Credo Technology Group Holding
Ltd. *(a) 27,630 7,513,978
Diodes, Inc. *
3,213 351,631
FormFactor, Inc. *
13,407 2,144,181
Ichor Holdings Ltd. *
11,913 1,337,592
Kopin Corp. *(a)(b)
56,085 251,261
Kulicke & Soffa Industries, Inc.
(Singapore) 3,713 496,651
MaxLinear, Inc., Class A *
14,206 1,818,794
Navitas Semiconductor Corp. *
40,497 725,706
NVE Corp. (a)(b)
47 4,914
PDF Solutions, Inc. *(a)(b)
2,645 187,239
Penguin Solutions, Inc. *(a)(b)
22,126 1,681,797
Photronics, Inc. *(a)(b)
21,811 709,512
Rambus, Inc. *
17,463 2,318,039
Rigetti Computing, Inc. *(a)(b)
15,524 299,924
Semtech Corp. *(a)
13,822 2,237,091
Silicon Laboratories, Inc. *
3,167 692,179
SiTime Corp. *(a)
3,507 2,614,679
SkyWater Technology, Inc. *
2,695 93,840
Synaptics, Inc. *(a)(b)
2,510 311,817
T1 Energy, Inc. (Norway) *(a)(b)
36,862 349,452
Ultra Clean Holdings, Inc. *(a)(b)
10,121 1,443,153
Veeco Instruments, Inc. *
450 34,110
31,354,237
Software - 9 .1%
8x8, Inc. *
408,449 698,448
A10 Networks, Inc. (a)(b)
14,183 529,877
Adeia, Inc. (a)(b)
19,586 644,967
Amplitude, Inc., Class A *
32,356 247,523
Appian Corp., Class A *(a)(b)
73,237 1,677,127
Arteris, Inc. *
38,573 1,874,262
Asana, Inc., Class A *
149,278 1,044,946
Cerence, Inc. *(a)(b)
93,679 1,060,446
Cipher Digital, Inc. *
37,785 925,733
Clear Secure, Inc., Class A
20,115 1,121,009
Consensus Cloud Solutions, Inc. *
10,629 405,496
Core Scientific, Inc. *(a)(b)
11,912 304,828
CS Disco, Inc. *(a)(b)
8,544 32,296
Daily Journal Corp. *(a)(b)
470 282,559
Digital Turbine, Inc. *
39,326 507,305
Domo, Inc., Class B *(a)(b)
76,154
238,362
D-Wave Quantum, Inc. (Canada)
*(a)(b) 26,053 625,012

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 9.1% (continued)
Five9, Inc. *
85,681 1,826,719
Freshworks, Inc., Class A *
90,699 917,874
Hut 8 Corp. *(a)(b)
10,413 1,202,129
Intapp, Inc. *
24,582 619,712
InterDigital, Inc.
5,061 1,432,921
LiveRamp Holdings, Inc. *
5,153 193,959
Mitek Systems, Inc. *(a)(b)
16,411 330,354
OneSpan, Inc.
12,251 175,802
Pagaya Technologies Ltd., Class A *
8,327 151,968
PagerDuty, Inc. *
83,319 804,028
PAR Technology Corp. *(a)(b)
6,806 118,561
Porch Group, Inc. *
21,099 317,329
Qualys, Inc. *
38,419 5,282,228
Red Violet, Inc. *
2,234 142,351
Rezolve AI plc *(a)(b)
44,580 140,427
Riot Platforms, Inc. *(a)(b)
47,105 1,289,735
Silvaco Group, Inc. *
27,451 378,549
SoundHound AI, Inc. *
8,246 53,352
Sprout Social, Inc., Class A *
36,199 273,303
SPS Commerce, Inc. *
3,365 192,377
Terawulf, Inc. *(a)
33,136 818,459
Thryv Holdings, Inc. *(a)(b)
82,846 326,413
Workiva, Inc. *
99,869 4,844,645
Xperi, Inc. *
13,043 107,344
Yext, Inc. *
19,223 89,771
Zeta Global Holdings Corp., Class
A *(a)(b) 25,529 502,411
34,752,917
Technology Hardware, Storage & Peripherals - 1 .2%
Corsair Gaming, Inc. *
88,876 859,431
Diebold Nixdorf, Inc. *
7,431 631,784
Eastman Kodak Co. *(a)(b)
30,760 284,530
IonQ, Inc. *
35,848 1,909,264
Xerox Holdings Corp.
259,460 812,110
4,497,119
Total Information Technology 106,072,455
Materials - 4 .9%
Chemicals - 1 .7%
AdvanSix, Inc.
4,649 92,422
Aspen Aerogels, Inc. *
44,820 284,159
Avient Corp. (a)(b)
16,412 606,588
Balchem Corp.
2,247 379,631
Cabot Corp. (a)(b)
3,783 343,572
Flotek Industries, Inc. *(a)(b)
6,374 149,916
Hawkins, Inc. (a)(b)
5,044 716,752
HB Fuller Co. (a)(b)
20,284 1,182,354
Ingevity Corp. *
3,025 225,877
Innospec, Inc.
4,611 375,289
Koppers Holdings, Inc.
2,432 109,197
Mativ Holdings, Inc.
36,342 275,109
Minerals Technologies, Inc.
3,506 259,339
Orion SA (Germany)
29,618 196,367
Perimeter Solutions, Inc. *(a)(b)
15,078 537,531
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.7% (continued)
Quaker Chemical Corp.
1,799 285,807
Stepan Co.
7,908 440,634
6,460,544
Construction Materials - 0 .1%
Knife River Corp. *(a)(b)
1,358 113,597
United States Lime & Minerals, Inc.
(a)(b) 2,365 247,544
361,141
Containers & Packaging - 0 .2%
Myers Industries, Inc.
14,141 499,319
O-I Glass, Inc. *(a)(b)
27,103 261,002
Ranpak Holdings Corp. *(a)(b)
13,421 98,107
858,428
Metals & Mining - 2 .9%
American Battery Technology Co.
*(a)(b) 31,594 89,411
Century Aluminum Co. *(a)(b)
26,673 1,227,225
Coeur Mining, Inc. (a)(b)
132,674 2,165,240
Commercial Metals Co.
12,709 797,490
Compass Minerals International,
Inc. * 13,385 416,675
Constellium SE, Class A *
48,499 1,545,663
Hecla Mining Co. (a)(b)
57,797 891,808
Idaho Strategic Resources, Inc. *
19,021 622,938
Kaiser Aluminum Corp.
1,941 379,718
Materion Corp.
747 222,150
Metallus, Inc. *(a)(b)
6,794 126,980
Novagold Resources, Inc. (Canada)
*(a)(b) 1,666 9,946
Ryerson Holding Corp.
10,273 252,818
SSR Mining, Inc. (Canada) *(a)(b)
74,849 2,116,730
USA Rare Earth, Inc. *(a)(b)
12,609 272,102
Worthington Steel, Inc. (a)(b)
1,931 64,843
11,201,737
Paper & Forest Products - 0 .0% †
Clearwater Paper Corp. *
930 14,582
Magnera Corp. *
741 8,707
23,289
Total Materials 18,905,139
Real Estate - 2 .7%
Diversified REITs - 0 .0% †
Gladstone Commercial Corp., REIT 4,283 52,681
Health Care REITs - 0 .8%
American Healthcare REIT, Inc.,
REIT (a) 28,167 1,468,909
CareTrust REIT, Inc., REIT
10,524 424,643
Chiron Real Estate, Inc., REIT (a)(b)
2,016 75,640
Community Healthcare Trust, Inc.,
REIT 418 7,641
Diversified Healthcare Trust, REIT
47,744 444,019
National Health Investors, Inc., REIT
3,975 303,134

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care REITs - 0.8% (continued)
Sabra Health Care REIT, Inc., REIT
(a)(b) 14,954 291,753
Universal Health Realty Income
Trust, REIT 448 19,649
3,035,388
Hotel & Resort REITs - 0 .1%
Chatham Lodging Trust, REIT
8,228 108,856
Pebblebrook Hotel Trust, REIT
8,197 159,104
267,960
Industrial REITs - 0 .1%
Industrial Logistics Properties Trust,
REIT 12,569 111,487
Terreno Realty Corp., REIT
4,567 295,805
407,292
Office REITs - 0 .6%
Brandywine Realty Trust, REIT
123,792 392,421
Douglas Emmett, Inc., REIT
55,153 650,805
Easterly Government Properties,
Inc., REIT (a)(b) 12,545 312,747
Hudson Pacific Properties, Inc.,
REIT *(a)(b) 30,520 463,599
JBG SMITH Properties, REIT (a)(b)
3,724 54,631
Piedmont Realty Trust, Inc., Class A,
REIT *(a)(b) 12,875 117,806
Postal Realty Trust, Inc., Class A,
REIT 4,486 110,535
2,102,544
Real Estate Management & Development - 0 .4%
Compass, Inc., Class A *(a)(b)
27,627 340,641
Forestar Group, Inc. *
10,142 320,994
Newmark Group, Inc., Class A
11,448 172,979
RE/MAX Holdings, Inc., Class A *(a)
(b) 21,997 216,891
St Joe Co. (The)
10,413 652,166
1,703,671
Residential REITs - 0 .2%
Independence Realty Trust, Inc.,
REIT 37,328 623,004
NexPoint Residential Trust, Inc.,
REIT (a)(b) 1,883 52,573
UMH Properties, Inc., REIT
6,498 98,380
773,957
Retail REITs - 0 .4%
CBL & Associates Properties, Inc.,
REIT 4,272 226,801
Kite Realty Group Trust, REIT
15,264 433,192
SITE Centers Corp., REIT
34,320 136,250
Tanger, Inc., REIT (a)(b)
18,118 715,118
1,511,361
INVESTMENTS SHARES VALUE ($)
Specialized REITs - 0 .1%
Outfront Media, Inc., REIT
5,775 189,189
Safehold, Inc., REIT
23,516 369,201
558,390
Total Real Estate 10,413,244
Utilities - 1 .3%
Electric Utilities - 0 .4%
Oklo, Inc. *(a)(b)
11,981 626,966
Portland General Electric Co.
12,737 660,159
TXNM Energy, Inc.
4,499 255,453
1,542,578
Gas Utilities - 0 .2%
Brookfield Infrastructure Corp.,
Class A (Canada) (a)(b) 7,876 303,226
Chesapeake Utilities Corp.
1,180 144,526
Northwest Natural Holding Co. (a)(b)
6,571 322,373
ONE Gas, Inc. (a)(b)
1,065 82,080
852,205
Independent Power and Renewable Electricity Producers - 0 .1%
Hallador Energy Co. *(a)(b)
9,204 160,058
Ormat Technologies, Inc. (a)(b)
3,879 422,423
582,481
Multi-Utilities - 0 .2%
Black Hills Corp. (a)(b)
5,993 445,879
Northwestern Energy Group, Inc.
2,797 200,321
646,200
Water Utilities - 0 .4%
American States Water Co.
3,922 324,075
California Water Service Group
22,210 1,080,516
1,404,591
Total Utilities 5,028,055
TOTAL COMMON STOCKS
(Cost $294,124,066) 482,153,395
PREFERRED STOCKS - 0.0% †
Communication Services - 0 .0% †
Diversified Telecommunication Services - 0 .0% †
Liberty Latin America Ltd., Series A,
9.00%, 5/21/2031 (c)
(Cost $30,726) 1,329 28,826
NO. OF
RIGHTS
RIGHTS - 0.0% †
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Pfizer, Inc., CVR (3)* (Cost $12,118) 2,473 12,118

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3 .0%
Limited Purpose Cash Investment
Fund, 3.64% (d)
(Cost $11,356,800) 11,357,043 11,357,043
TOTAL LONG POSITIONS
(Cost $305,523,710) 493,551,382
SHORT POSITIONS - (29.5)%
COMMON STOCKS - (29.5)%
Communication Services - ( 1 .2 ) %
Diversified Telecommunication Services - ( 0 .3 ) %
Cogent Communications Holdings,
Inc. (31,412) (435,999)
Shenandoah Telecommunications
Co. (18,368) (276,989)
Uniti Group, Inc.
(36,289) (416,235)
(1,129,223)
Entertainment - ( 0 .1 ) %
Atlanta Braves Holdings, Inc., Class
C (4,783) (248,238)
CuriosityStream, Inc.
(33,245) (88,432)
Madison Square Garden
Entertainment Corp. (1,425) (115,268)
(451,938)
Interactive Media & Services - ( 0 .2 ) %
Cars.com, Inc.
(20,852) (228,121)
fuboTV, Inc.
(50,813) (467,479)
(695,600)
Media - ( 0 .6 ) %
EW Scripps Co. (The), Class A
(17,383) (48,151)
Gambling.com Group Ltd. (Malta)
(341) (648)
Magnite, Inc.
(64,010) (1,214,910)
National CineMedia, Inc.
(10,237) (38,901)
Newsmax, Inc.
(26,267) (217,491)
PubMatic, Inc., Class A
(9,791) (128,458)
Stagwell, Inc.
(44,617) (331,504)
TechTarget, Inc.
(84,661) (304,779)
(2,284,842)
Total Communication Services (4,561,603)
Consumer Discretionary - ( 4 .1 ) %
Automobile Components - ( 0 .2 ) %
Cooper-Standard Holdings, Inc.
(4,127) (111,635)
Dauch Corp.
(24,101) (130,628)
Fox Factory Holding Corp.
(2,313) (39,194)
Solid Power, Inc.
(178,629) (462,649)
XPEL, Inc. (e)
(4,290) (212,784)
(956,890)
Diversified Consumer Services - ( 0 .2 ) %
Universal Technical Institute, Inc. (13,877) (593,519)
INVESTMENTS
SHARES
VALUE ($)
Hotels, Restaurants & Leisure - ( 1 .3 ) %
Biglari Holdings, Inc., Class B
(1,726) (735,328)
Cracker Barrel Old Country Store,
Inc. (12,318) (656,549)
Dave & Buster's Entertainment, Inc.
(13,314) (151,780)
First Watch Restaurant Group, Inc.
(63,665) (820,642)
Krispy Kreme, Inc.
(25) (88)
Kura Sushi USA, Inc., Class A
(6,861) (394,919)
Sabre Corp.
(65,039) (135,932)
Target Hospitality Corp.
(22,809) (464,391)
United Parks & Resorts, Inc.
(35,279) (1,684,219)
(5,043,848)
Household Durables - ( 0 .3 ) %
Beazer Homes USA, Inc.
(41,529) (1,164,889)
Dream Finders Homes, Inc., Class A
(6,944) (119,853)
(1,284,742)
Leisure Products - ( 0 .0 ) % †
Funko, Inc., Class A
(9,745) (57,300)
MasterCraft Boat Holdings, Inc.
(501) (12,936)
(70,236)
Specialty Retail - ( 1 .7 ) %
Advance Auto Parts, Inc.
(11,896) (740,169)
Arhaus, Inc.
(99,117) (834,565)
Boot Barn Holdings, Inc.
(6,079) (998,597)
Camping World Holdings, Inc., Class
A (63,665) (485,764)
EVgo, Inc.
(541,245) (1,033,778)
Monro, Inc.
(8,101) (138,608)
OneWater Marine, Inc., Class A
(3,714) (41,857)
ThredUp, Inc., Class A
(136,816) (937,190)
Victoria's Secret & Co.
(9,686) (808,587)
Winmark Corp.
(838) (354,541)
(6,373,656)
Textiles, Apparel & Luxury Goods - ( 0 .4 ) %
Ermenegildo Zegna NV (Italy)
(24,915) (324,394)
Steven Madden Ltd.
(25,333) (1,066,519)
(1,390,913)
Total Consumer Discretionary (15,713,804)
Consumer Staples - ( 0 .8 ) %
Consumer Staples Distribution & Retail - ( 0 .2 ) %
Andersons, Inc. (The) (8,613) (589,129)
Food Products - ( 0 .5 ) %
Lifeway Foods, Inc.
(2,743) (81,851)
Mama's Creations, Inc.
(52,419) (935,679)
Tootsie Roll Industries, Inc.
(2,785) (110,147)
Vital Farms, Inc.
(79,089) (919,805)
(2,047,482)
Personal Care Products - ( 0 .1 ) %
Niagen Bioscience, Inc. (114,323) (364,691)
Total Consumer Staples (3,001,302)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
SHARES
VALUE ($)
Energy - ( 1 .3 ) %
Energy Equipment & Services - ( 0 .5 ) %
Atlas Energy Solutions, Inc.
(18,787) (312,052)
Borr Drilling Ltd. (Mexico)
(52,212) (215,636)
Cactus, Inc., Class A
(8,656) (443,447)
Energy Services of America Corp.
(6,077) (117,529)
ProPetro Holding Corp.
(33,715) (483,473)
Select Water Solutions, Inc., Class A
(8,231) (164,455)
(1,736,592)
Oil, Gas & Consumable Fuels - ( 0 .8 ) %
Comstock Resources, Inc.
(63,830) (952,344)
Evolution Petroleum Corp.
(18,488) (68,036)
Golar LNG Ltd. (Cameroon)
(5,823) (290,218)
Lightbridge Corp.
(31,312) (275,232)
NextDecade Corp.
(36,895) (278,188)
Nordic American Tankers Ltd.
(63,274) (350,538)
Sable Offshore Corp.
(8,809) (27,132)
SFL Corp. Ltd. (Norway)
(39,204) (399,881)
VAALCO Energy, Inc.
(82,338) (418,277)
(3,059,846)
Total Energy (4,796,438)
Financials - ( 3 .0 ) %
Banks - ( 0 .9 ) %
ACNB Corp.
(15) (891)
Bank First Corp.
(1,071) (158,883)
Capital City Bank Group, Inc.
(1,230) (60,787)
Civista Bancshares, Inc.
(43) (1,213)
Colony Bankcorp, Inc.
(1,469) (29,512)
Community West Bancshares
(4,429) (118,963)
CVB Financial Corp.
(35,689) (804,787)
Eagle Bancorp, Inc.
(13,367) (379,489)
First Business Financial Services,
Inc. (470) (29,690)
Flagstar Bank NA
(67,065) (1,001,951)
Franklin Financial Services Corp.
(1,035) (64,791)
NB Bancorp, Inc.
(2,512) (53,079)
Nicolet Bankshares, Inc.
(1,260) (208,391)
Park National Corp.
(253) (46,296)
Parke Bancorp, Inc.
(1,178) (39,063)
QCR Holdings, Inc.
(2,155) (209,789)
S&T Bancorp, Inc.
(2,379) (116,761)
Sierra Bancorp
(2,355) (95,990)
Unity Bancorp, Inc.
(46) (2,700)
(3,423,026)
Capital Markets - ( 0 .2 ) %
Innventure, Inc.
(14,984) (75,969)
Marex Group plc (United Kingdom)
(1,717) (104,651)
Perella Weinberg Partners
(20,226) (322,807)
StepStone Group, Inc., Class A
(10,096) (417,570)
(920,997)
INVESTMENTS
SHARES
VALUE ($)
Consumer Finance - ( 0 .4 ) %
Atlanticus Holdings Corp.
(2,821) (288,447)
Upstart Holdings, Inc.
(24,136) (855,139)
World Acceptance Corp.
(899) (201,223)
(1,344,809)
Financial Services - ( 1 .0 ) %
Cass Information Systems, Inc.
(849) (43,571)
HA Sustainable Infrastructure
Capital, Inc. (21,240) (829,422)
Marqeta, Inc., Class A
(35,914) (145,811)
Merchants Bancorp
(9,626) (481,300)
Payoneer Global, Inc.
(193,255) (1,375,976)
Paysafe Ltd.
(348) (2,599)
Paysign, Inc.
(33,695) (275,962)
StoneCo Ltd., Class A (Brazil)
(71,485) (774,897)
Velocity Financial, Inc.
(453) (8,362)
(3,937,900)
Insurance - ( 0 .5 ) %
AMERISAFE, Inc.
(242) (8,187)
Baldwin Insurance Group, Inc. (The)
(28,802) (765,557)
Greenlight Capital Re Ltd., Class A
(2,555) (41,340)
MBIA, Inc.
(18,657) (121,644)
Root, Inc., Class A
(1,837) (102,725)
Selectquote, Inc.
(5,638) (4,742)
Skyward Specialty Insurance Group,
Inc. (12,111) (706,677)
(1,750,872)
Total Financials (11,377,604)
Health Care - ( 8 .2 ) %
Biotechnology - ( 3 .2 ) %
Abeona Therapeutics, Inc.
(78,918) (487,713)
Altimmune, Inc.
(54,814) (166,635)
Anavex Life Sciences Corp.
(5,889) (15,252)
Arbutus Biopharma Corp.
(67,077) (321,970)
Arcus Biosciences, Inc.
(17,964) (553,830)
aTyr Pharma, Inc.
(52,021) (31,046)
Beam Therapeutics, Inc.
(9,638) (330,776)
Benitec Biopharma, Inc. (Australia)
(6,652) (89,004)
Candel Therapeutics, Inc.
(37,093) (382,058)
Celldex Therapeutics, Inc.
(25,923) (964,595)
Compass Therapeutics, Inc.
(49,306) (107,980)
Corvus Pharmaceuticals, Inc.
(43,964) (656,822)
DiaMedica Therapeutics, Inc.
(2,924) (20,585)
Dianthus Therapeutics, Inc.
(9,144) (891,357)
Geron Corp.
(854,140) (1,093,299)
Gossamer Bio, Inc.
(17,778) (2,926)
Immunome, Inc.
(31,861) (675,135)
Janux Therapeutics, Inc.
(48,571) (746,051)
Korro Bio, Inc.
(5,963) (78,592)
Monopar Therapeutics, Inc.
(7,890) (730,535)
Monte Rosa Therapeutics, Inc.
(11,399) (275,856)
Neurogene, Inc.
(14,048) (441,810)
Nurix Therapeutics, Inc.
(8,111) (196,773)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS
SHARES
VALUE ($)
Biotechnology - (3.2)% (continued)
Perspective Therapeutics, Inc.
(64,504) (219,959)
Precigen, Inc.
(60,177) (343,009)
Protalix BioTherapeutics, Inc.
(58,019) (135,184)
Protara Therapeutics, Inc.
(25,771) (98,445)
Savara, Inc.
(15,006) (92,437)
Solid Biosciences, Inc.
(13,638) (136,244)
Taysha Gene Therapies, Inc.
(52,592) (358,152)
Tyra Biosciences, Inc.
(4,910) (156,825)
Upstream Bio, Inc.
(3,356) (23,223)
Vera Therapeutics, Inc.
(4,572) (196,185)
Verastem, Inc.
(43,936) (167,835)
Viridian Therapeutics, Inc.
(45,692) (839,362)
Xencor, Inc.
(10,014) (161,225)
(12,188,685)
Health Care Equipment & Supplies - ( 0 .9 ) %
Anteris Technologies Global Corp.
(51,468) (506,960)
Beta Bionics, Inc.
(7,086) (111,038)
Ceribell, Inc.
(7,418) (144,280)
CVRx, Inc.
(14,220) (73,091)
Delcath Systems, Inc.
(23,737) (298,849)
Embecta Corp.
(9,818) (32,007)
Kestra Medical Technologies Ltd.
(2,139) (54,416)
NeuroPace, Inc.
(9,320) (148,095)
Orthofix Medical, Inc.
(2,798) (25,574)
OrthoPediatrics Corp.
(4,143) (79,256)
Procept Biorobotics Corp.
(21,140) (477,341)
Pro-Dex, Inc.
(6,424) (376,125)
Pulse Biosciences, Inc.
(22,709) (629,720)
RxSight, Inc.
(45,115) (217,454)
SANUWAVE Health, Inc.
(5,155) (51,550)
Sight Sciences, Inc.
(9,862) (53,452)
Tandem Diabetes Care, Inc.
(11,159) (168,389)
TransMedics Group, Inc.
(1,246) (82,759)
(3,530,356)
Health Care Providers & Services - ( 1 .2 ) %
Astrana Health, Inc.
(10,357) (480,668)
Community Health Systems, Inc.
(7,997) (26,710)
Concentra Group Holdings Parent,
Inc. (3,391) (100,882)
GeneDx Holdings Corp.
(9,115) (625,745)
Guardian Pharmacy Services, Inc.,
Class A (9,484) (397,095)
National HealthCare Corp.
(2,450) (517,832)
NRC Health
(5,399) (116,456)
OPKO Health, Inc.
(232,651) (348,977)
PACS Group, Inc.
(11,582) (493,857)
Pennant Group, Inc. (The)
(13,322) (492,248)
Sonida Senior Living, Inc.
(11,324) (462,019)
Strata Critical Medical, Inc.
(24,043) (126,707)
Surgery Partners, Inc.
(19,528) (328,070)
(4,517,266)
INVESTMENTS
SHARES
VALUE ($)
Health Care Technology - ( 0 .2 ) %
Evolent Health, Inc., Class A
(80,011) (433,660)
LifeMD, Inc.
(20,767) (85,768)
Simulations Plus, Inc.
(20,730) (379,566)
(898,994)
Life Sciences Tools & Services - ( 0 .5 ) %
Codexis, Inc.
(37,709) (85,222)
Cytek Biosciences, Inc.
(3,036) (13,450)
Fortrea Holdings, Inc.
(19,593) (340,918)
Pacific Biosciences of California,
Inc. (159,446) (267,869)
Personalis, Inc.
(76,016) (1,018,615)
Quantum-Si, Inc.
(274,147) (242,620)
(1,968,694)
Pharmaceuticals - ( 2 .2 ) %
Alumis, Inc.
(5,425) (152,659)
BioAge Labs, Inc.
(14,818) (363,189)
CorMedix, Inc.
(33,082) (259,694)
Crinetics Pharmaceuticals, Inc.
(33,451) (1,251,736)
EyePoint, Inc.
(82,941) (1,186,056)
Fulcrum Therapeutics, Inc.
(14,963) (54,765)
Harrow, Inc.
(3,433) (145,799)
MediWound Ltd. (Israel)
(14,067) (206,785)
Nuvation Bio, Inc.
(115,055) (653,512)
Ocular Therapeutix, Inc.
(126,066) (1,237,968)
Septerna, Inc.
(13,986) (468,391)
SIGA Technologies, Inc.
(47,062) (171,306)
Supernus Pharmaceuticals, Inc.
(18,052) (839,599)
Trevi Therapeutics, Inc.
(46,469) (866,647)
WaVe Life Sciences Ltd.
(98,675) (573,302)
(8,431,408)
Total Health Care (31,535,403)
Industrials - ( 4 .5 ) %
Aerospace & Defense - ( 0 .5 ) %
AeroVironment, Inc.
(3,801) (627,431)
Archer Aviation, Inc., Class A
(88,799) (420,019)
National Presto Industries, Inc.
(3,248) (405,968)
Red Cat Holdings, Inc.
(43,588) (464,212)
(1,917,630)
Building Products - ( 0 .0 ) % †
Masterbrand, Inc. (1,571) (16,166)
Commercial Services & Supplies - ( 0 .5 ) %
ACV Auctions, Inc., Class A
(40,142) (288,621)
HNI Corp.
(29,416) (1,188,701)
Perma-Fix Environmental Services,
Inc. (28,981) (414,138)
(1,891,460)
Construction & Engineering - ( 0 .3 ) %
Ameresco, Inc., Class A
(7,596) (209,650)
Arcosa, Inc.
(6,841) (993,929)
(1,203,579)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
SHARES
VALUE ($)
Electrical Equipment - ( 0 .7 ) %
Enovix Corp.
(86,836) (527,094)
Eos Energy Enterprises, Inc.
(151,387) (890,156)
NuScale Power Corp.
(50,539) (506,906)
Shoals Technologies Group, Inc.,
Class A (49,461) (489,664)
SKYX Platforms Corp.
(114,656) (126,695)
(2,540,515)
Ground Transportation - ( 0 .0 ) % †
FTAI Infrastructure, Inc. (38,508) (178,677)
Machinery - ( 0 .9 ) %
Gorman-Rupp Co. (The)
(5,081) (466,131)
Mayville Engineering Co., Inc.
(9,786) (366,584)
Microvast Holdings, Inc.
(4,878) (5,707)
Palladyne AI Corp.
(47,413) (288,271)
Richtech Robotics, Inc., Class B
(251,364) (530,378)
Standex International Corp.
(4,781) (1,710,020)
(3,367,091)
Professional Services - ( 0 .8 ) %
BlackSky Technology, Inc.
(13,266) (370,387)
Huron Consulting Group, Inc.
(6,814) (614,350)
Kforce, Inc.
(11,040) (517,997)
Resolute Holdings Management,
Inc. (9,996) (1,444,722)
Resources Connection, Inc.
(8,026) (34,110)
TIC Solutions, Inc.
(14,242) (115,218)
(3,096,784)
Trading Companies & Distributors - ( 0 .8 ) %
DNOW, Inc.
(128,015) (1,660,355)
Herc Holdings, Inc.
(6,378) (914,222)
Hudson Technologies, Inc.
(13,710) (78,695)
Willis Lease Finance Corp.
(1,562) (357,386)
(3,010,658)
Total Industrials (17,222,560)
Information Technology - ( 4 .5 ) %
Communications Equipment - ( 0 .3 ) %
Clearfield, Inc.
(3,032) (120,643)
Harmonic, Inc.
(62,336) (1,017,947)
(1,138,590)
Electronic Equipment, Instruments & Components - ( 0 .7 ) %
Aeva Technologies, Inc.
(13,782) (395,819)
Climb Global Solutions, Inc.
(8,833) (205,014)
CTS Corp.
(3,891) (253,654)
Mirion Technologies, Inc.
(32,364) (580,287)
OSI Systems, Inc.
(5,462) (1,194,539)
Vishay Precision Group, Inc.
(569) (85,299)
(2,714,612)
IT Services - ( 0 .5 ) %
Backblaze, Inc., Class A
(5,532) (87,737)
BigBear.ai Holdings, Inc.
(25,804) (94,701)
Grid Dynamics Holdings, Inc.
(45,802) (260,155)
INVESTMENTS
SHARES
VALUE ($)
IT Services - (0.5)% (continued)
Hackett Group, Inc. (The)
(4,235) (45,611)
Rackspace Technology, Inc.
(146,607) (957,344)
TSS, Inc.
(49,531) (609,231)
(2,054,779)
Semiconductors & Semiconductor Equipment - ( 0 .5 ) %
Atomera, Inc.
(68,741) (598,734)
Axcelis Technologies, Inc.
(2,616) (495,601)
CEVA, Inc.
(10,380) (489,521)
Impinj, Inc.
(2,294) (328,570)
(1,912,426)
Software - ( 1 .9 ) %
Airship AI Holdings, Inc.
(38,754) (92,622)
Alkami Technology, Inc.
(31,834) (576,832)
AudioEye, Inc.
(7,403) (43,011)
Bit Digital, Inc.
(447,989) (806,380)
Bitdeer Technologies Group, Class A
(24,291) (385,498)
Blend Labs, Inc., Class A
(315,506) (539,515)
eGain Corp.
(3,484) (21,949)
I3 Verticals, Inc., Class A
(27,202) (581,035)
Life360, Inc.
(2,676) (148,143)
NextNav, Inc.
(38,938) (694,265)
Ooma, Inc.
(14,112) (271,233)
Rimini Street, Inc.
(29,626) (126,207)
Sprinklr, Inc., Class A
(32,642) (168,433)
Varonis Systems, Inc.
(52,661) (2,209,656)
Vertex, Inc., Class A
(35,602) (408,711)
Viant Technology, Inc., Class A
(2,749) (34,802)
(7,108,292)
Technology Hardware, Storage & Peripherals - ( 0 .6 ) %
GPGI, Inc., Class A
(71,411) (1,131,864)
Quantum Computing, Inc.
(135,107) (1,310,538)
Turtle Beach Corp.
(4,248) (52,888)
(2,495,290)
Total Information Technology (17,423,989)
Materials - ( 1 .6 ) %
Chemicals - ( 0 .4 ) %
Arq, Inc.
(9,404) (23,980)
ASP Isotopes, Inc.
(33,373) (207,580)
Chemours Co. (The)
(17,802) (365,297)
Intrepid Potash, Inc.
(5,062) (165,932)
Kronos Worldwide, Inc.
(11,100) (70,263)
LSB Industries, Inc.
(11,328) (122,456)
Sensient Technologies Corp.
(6,063) (747,507)
(1,703,015)
Containers & Packaging - ( 0 .0 ) % †
Ardagh Metal Packaging SA (26,382) (125,051)
Metals & Mining - ( 1 .2 ) %
Alpha Metallurgical Resources, Inc.
(773) (127,499)
Critical Metals Corp. (Austria)
(49,321) (505,540)
Dakota Gold Corp.
(33,425) (142,391)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS
SHARES
VALUE ($)
Metals & Mining - (1.2)% (continued)
Ivanhoe Electric, Inc.
(46,442) (446,308)
Lifezone Metals Ltd. (Isle of Man)
(3,005) (11,659)
NioCorp Developments Ltd.
(45,939) (221,426)
Perpetua Resources Corp.
(25,279) (524,792)
Ramaco Resources, Inc., Class A
(87,045) (1,151,605)
United States Antimony Corp.
(176,041) (1,278,058)
US Gold Corp.
(4,116) (63,098)
Vox Royalty Corp. (Canada)
(1,336) (6,319)
(4,478,695)
Total Materials (6,306,761)
Real Estate - ( 0 .3 ) %
Diversified REITs - ( 0 .0 ) % †
AH Realty Trust, Inc., REIT (7,050) (49,914)
Health Care REITs - ( 0 .1 ) %
LTC Properties, Inc., REIT (3,232) (124,270)
Office REITs - ( 0 .2 ) %
NET Lease Office Properties, REIT
(2,696) (30,006)
SL Green Realty Corp., REIT
(11,771) (609,385)
(639,391)
Real Estate Management & Development - ( 0 .0 ) % †
RMR Group, Inc. (The), Class A (6,018) (123,550)
Retail REITs - ( 0 .0 ) % †
Alexander's, Inc., REIT
(356) (98,099)
FrontView REIT, Inc., REIT
(755) (15,274)
(113,373)
Specialized REITs - ( 0 .0 ) % †
Farmland Partners, Inc., REIT
(90) (871)
Gladstone Land Corp., REIT
(212) (1,809)
(2,680)
Total Real Estate (1,053,178)
Utilities - ( 0 .0 ) % †
Multi-Utilities - ( 0 .0 ) % †
Unitil Corp. (753) (39,676)
TOTAL COMMON STOCKS
(Proceeds $(105,316,485)) (113,032,318)
TOTAL SHORT POSITIONS
(Proceeds $(105,316,485)) (113,032,318)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $200,207,225) 380,519,064
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% ‡ 2,635,476
NET ASSETS - 100.0% 383,154,540
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 11,195,112 2 .9%
Consumer Discretionary 19,806,472 5 .2
Consumer Staples 6,960,943 1 .8
Energy 27,126,448 7 .0
Financials 54,367,199 14 .2
Health Care 61,126,068 16 .0
Industrials 72,984,490 19 .0
Information Technology 88,648,466 23 .2
Materials 12,598,378 3 .3
Real Estate 9,360,066 2 .4
Utilities 4,988,379 1 .3
Investment Companies 11,357,043 3 .0
Total Investments In Securities
At Value 380,519,064 99 .3
Other Assets in Excess of
Liabilities ‡ 2,635,476 0 .7
Net Assets
$ 383,154,540 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $122,549,346, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $102,321,749.
(c) Perpetual security. The rate reflected was the rate in effect on June 30, 2026. The maturity date reflects the next call date.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2026 amounted to $(212,784) of securities sold short, which represents (0.06)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 57 9/2026 USD $ 8,679,960 $ 222,106
Net unrealized appreciation $ 222,106

Schedule of Investments
June 30, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 128.4%
COMMON STOCKS - 123.9%
Australia - 7 .1%
ANZ Group Holdings Ltd. 146,650 3,578,905
Aristocrat Leisure Ltd. (a) 22,792 965,868
BHP Group Ltd. (a) 340,794 14,201,893
Brambles Ltd. 256,785 3,467,134
Commonwealth Bank of Australia
(a) 6,831 778,490
Evolution Mining Ltd. 212,306 1,755,506
Fortescue Ltd. 432,586 5,757,843
Glencore plc (a) 197,231 1,344,805
Goodman Group, REIT (a) 96,664 2,085,644
Lynas Rare Earths Ltd. * 185,655 2,329,574
Macquarie Group Ltd. 8,073 1,403,443
National Australia Bank Ltd. (a) 24,343 639,218
Origin Energy Ltd. 152,221 1,157,043
QBE Insurance Group Ltd. 319,533 5,558,322
REA Group Ltd. (a) 7,549 727,224
Rio Tinto Ltd. (a) 8,995 1,082,277
Santos Ltd. 1,489,871 7,391,076
South32 Ltd. 129,132 350,646
Telstra Group Ltd. 824,704 2,892,130
Wesfarmers Ltd. 90,261 5,648,830
Westpac Banking Corp. 63,637 1,550,558
WiseTech Global Ltd. 67,235 1,542,490
Woodside Energy Group Ltd. 191,204 3,697,701
Woolworths Group Ltd. (a) 16,404 453,241
70,359,861
Belgium - 1 .0%
Ageas SA/NV 53,017 4,241,931
Anheuser-Busch InBev SA/NV (a) 56,701 4,685,192
Elia Group SA/NV 3,728 593,643
Groupe Bruxelles Lambert NV 354 32,278
KBC Group NV 4,911 670,753
10,223,797
Brazil - 0 .5%
Wheaton Precious Metals Corp. (1) 47,286 5,319,237
Canada - 14 .2%
Agnico Eagle Mines Ltd. (1)(a) 40,026 6,219,023
AltaGas Ltd. (1) 65,859 2,432,824
ARC Resources Ltd. (1) 81,445 1,711,307
Bank of Montreal (1) 28,162 4,977,521
Bank of Nova Scotia (The) (1)(a) 26,667 2,317,815
Barrick Mining Corp. (1) 27,360 1,006,045
BCE, Inc. (1) 84,658 1,823,587
Bombardier, Inc., Class B (1)* 12,345 2,842,331
Brookfield Corp., Class A (1)(a) 11,537 492,229
Canadian Imperial Bank of
Commerce (1)(a) 24,841 2,860,590
Canadian National Railway Co. (1)
(a) 5,674 677,119
Canadian Natural Resources Ltd.
(1)(a) 93,713 3,708,213
Canadian Pacific Kansas City Ltd.
(1)(a) 13,289 1,152,135
Canadian Tire Corp. Ltd., Class A
(1) 27,149 3,739,508
INVESTMENTS SHARES VALUE ($)
Canada - 14.2% (continued)
Canadian Utilities Ltd., Class A (1) 10,250 381,019
CCL Industries, Inc., Class B (1) 4,615 300,898
Cenovus Energy, Inc. (1) 129,835 3,221,501
CGI, Inc. (1) 53,369 3,449,558
Constellation Software, Inc. (1) 194 365,225
Dollarama, Inc. (1)(a) 8,369 1,107,133
Emera, Inc. (1) 23,698 1,257,043
Empire Co. Ltd., Class A (1) 73,478 2,573,349
Fairfax Financial Holdings Ltd. (1) 5,819 9,571,102
Fortis, Inc. (1)(a) 5,982 342,702
Franco-Nevada Corp. (1) 3,336 696,085
George Weston Ltd. (1)(a) 21,751 1,561,256
Great-West Lifeco, Inc. (1)(a) 10,555 672,558
Hydro One Ltd. (1)(a)(b) 21,944 905,146
iA Financial Corp., Inc. (1) 20,556 2,838,344
Imperial Oil Ltd. (1) 56,995 6,400,158
Intact Financial Corp. (1)(a) 24,331 5,021,630
Kinross Gold Corp. (1) 320,408 7,586,322
Loblaw Cos. Ltd. (1)(a) 66,458 3,014,918
Lumine Group, Inc. (1)*(c) 5,166 78,314
Lundin Gold, Inc. (1) 5,163 278,527
LunR Royalties Corp. (1)* 9,101 121,283
Magna International, Inc. (1) 25,685 1,688,971
Manulife Financial Corp. (1)(a) 225,312 9,137,985
Pan American Silver Corp. (1) 34,354 1,540,086
Power Corp. of Canada (1)(a) 21,483 1,339,346
Rogers Communications, Inc.,
Class B (1) 37,681 1,225,878
Royal Bank of Canada (1)(a) 39,075 8,091,342
Shopify, Inc., Class A (1)*(a) 76,564 8,759,580
Stantec, Inc. (1) 12,058 831,668
Suncor Energy, Inc. (1) 127,691 6,869,609
TFI International, Inc. (1) 2,634 379,151
Thomson Reuters Corp. (1)(a) 42,598 3,479,325
TMX Group Ltd. (1) 20,762 679,697
Toromont Industries Ltd. (1) 11,656 1,916,737
Toronto-Dominion Bank (The) (1)(a) 24,418 2,968,898
WSP Global, Inc. (1) 30,701 3,806,643
140,419,234
China - 0 .5%
BOC Hong Kong Holdings Ltd. 548,000 2,973,744
SITC International Holdings Co. Ltd. 183,000 734,114
Yangzijiang Shipbuilding Holdings
Ltd. 594,000 1,575,766
5,283,624
Denmark - 1 .8%
Danske Bank A/S 41,446 2,221,613
DSV A/S (a) 2,590 616,299
Genmab A/S * 9,003 2,468,194
Novo Nordisk A/S, Class B (a) 165,855 7,965,510
Pandora A/S 38,048 4,371,205
Vestas Wind Systems A/S 12,896 365,130
18,007,951
Finland - 1 .8%
Fortum OYJ 29,173 674,903
Neste OYJ 169,779 5,543,287
Nokia OYJ 237,819 3,171,609

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.8% (continued)
Nordea Bank Abp 78,085 1,481,812
Orion OYJ, Class B 4,948 406,466
Wartsila OYJ Abp 187,392 7,156,907
18,434,984
France - 8 .5%
Accor SA (a) 5,527 320,593
Air Liquide SA (a) 5,449 1,079,049
Alstom SA * 166,177 2,903,201
AXA SA (a) 118,661 5,946,037
BNP Paribas SA 90,507 10,570,599
Bollore SE 212,782 986,548
Bouygues SA 65,803 3,674,687
Cie de Saint-Gobain SA 17,157 1,555,838
Credit Agricole SA 434,353 8,736,178
Dassault Aviation SA 5,677 1,864,802
Eiffage SA 33,052 4,875,340
Engie SA (a) 62,105 1,954,725
Hermes International SCA (a) 885 1,618,395
Ipsen SA 18,244 3,515,967
Legrand SA 2,537 429,880
L'Oreal SA (a) 3,479 1,525,044
LVMH Moet Hennessy Louis Vuitton
SE (a) 6,130 3,390,260
Orange SA 603,121 11,374,131
Publicis Groupe SA (a) 6,577 649,958
Renault SA 75,699 2,174,639
Safran SA (a) 8,688 3,423,776
Societe Generale SA 131,919 11,676,174
TotalEnergies SE (a) 9,526 736,603
84,982,424
Germany - 8 .3%
Allianz SE (Registered) (a) 7,877 3,728,563
Bayer AG (Registered) 95,788 5,297,862
Commerzbank AG 50,554 2,153,331
Deutsche Bank AG (Registered) 303,829 10,289,776
Deutsche Boerse AG 5,597 1,526,581
Deutsche Lufthansa AG
(Registered) 122,886 1,408,132
Deutsche Telekom AG (Registered)
(a) 226,029 6,162,522
Evonik Industries AG 101,207 1,836,451
Hannover Rueck SE 6,025 1,668,540
Infineon Technologies AG 24,726 2,329,237
Knorr-Bremse AG 10,681 1,242,839
Mercedes-Benz Group AG (a) 64,137 3,226,008
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (a) 8,814 4,922,272
Rational AG 2,254 1,651,250
RWE AG 32,940 2,130,231
SAP SE (a) 6,704 1,033,410
Scout24 SE (a)(b) 4,305 356,259
Siemens AG (Registered) (a) 4,953 1,592,426
Siemens Energy AG (a) 80,437 15,334,631
Siemens Healthineers AG (a)(b) 55,330 2,158,013
Talanx AG 49,999 6,324,102
INVESTMENTS SHARES VALUE ($)
Germany - 8.3% (continued)
Zalando SE *(b) 206,462 5,982,454
82,354,890
Hong Kong - 1 .4%
CK Asset Holdings Ltd. (a) 49,500 279,648
Hong Kong Exchanges & Clearing
Ltd. (a) 40,700 1,893,647
Power Assets Holdings Ltd. 39,500 287,828
Sun Hung Kai Properties Ltd. (a) 92,000 1,324,186
Techtronic Industries Co. Ltd. 25,361 422,047
WH Group Ltd. (b) 7,880,500 8,355,817
Wharf Real Estate Investment Co.
Ltd. (a) 558,000 1,523,892
14,087,065
Italy - 3 .4%
Banco BPM SpA 39,063 675,492
BPER Banca SpA 43,681 686,277
Coca-Cola HBC AG 11,172 728,256
Ferrari NV (a) 1,102 409,608
Generali (a) 13,836 674,545
Intesa Sanpaolo SpA (a) 425,118 2,921,959
Leonardo SpA 130,178 6,989,305
Poste Italiane SpA (a) 24,946 816,569
Prysmian SpA (a)(d) 3,657 615,631
Telecom Italia SpA * 130,449 1,187,769
UniCredit SpA 170,880 15,314,054
Unipol Assicurazioni SpA 104,851 2,930,636
33,950,101
Japan - 31 .3%
Advantest Corp. 76,132 15,662,519
AGC, Inc. 142,800 6,170,295
ANA Holdings, Inc. 41,400 757,914
Asics Corp. 38,500 1,047,150
Astellas Pharma, Inc. 499,700 6,684,320
Bandai Namco Holdings, Inc. 148,877 3,451,131
Canon, Inc. 65,000 1,664,675
Central Japan Railway Co. 375,200 8,008,656
Chubu Electric Power Co., Inc. 126,700 2,393,915
Chugai Pharmaceutical Co. Ltd. (a) 90,069 4,160,576
Dai Nippon Printing Co. Ltd. 31,100 570,638
Daiichi Life Group, Inc. 207,300 2,263,456
Daikin Industries Ltd. 6,174 941,775
Daito Trust Construction Co. Ltd. (a) 222,600 4,252,384
Denso Corp. (a) 175,400 2,019,557
Disco Corp. 1,400 728,327
Eisai Co. Ltd. 81,700 2,059,514
FANUC Corp. 36,700 1,689,892
Fast Retailing Co. Ltd. (a) 6,056 3,102,757
Fuji Electric Co. Ltd. 3,300 279,525
FUJIFILM Holdings Corp. 19,000 406,476
Fujikura Ltd. (a)(d) 58,400 2,315,085
Fujitsu Ltd. 134,580 2,674,105
Hitachi Ltd. (a) 63,305 1,752,035
Hoya Corp. (a) 52,087 8,401,705
Idemitsu Kosan Co. Ltd. 179,500 1,326,024
Inpex Corp. 148,000 2,986,378
ITOCHU Corp. (a) 629,145 7,180,208
Japan Post Bank Co. Ltd. 225,400 4,289,892

Schedule of Investments
June 30, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 31.3% (continued)
Japan Post Holdings Co. Ltd. 324,300 4,358,969
Japan Post Insurance Co. Ltd. 444,600 4,202,538
Japan Tobacco, Inc. 23,598 870,754
JFE Holdings, Inc. 575,400 5,555,196
Kansai Electric Power Co., Inc.
(The) 130,500 1,844,207
KDDI Corp. 288,700 4,849,499
Keyence Corp. (a) 7,410 3,745,661
Kikkoman Corp. 79,800 818,616
Kioxia Holdings Corp. *(a) 18,500 10,752,755
Kirin Holdings Co. Ltd. 48,100 829,542
Konami Group Corp. (a) 9,607 1,052,418
Kubota Corp. 119,600 2,001,205
Kyocera Corp. 23,900 530,055
Kyowa Kirin Co. Ltd. 347,000 5,522,783
Lasertec Corp. 11,900 3,779,897
LY Corp. (a) 1,589,000 4,229,221
M3, Inc. 55,300 616,374
Makita Corp. 78,300 2,815,765
Marubeni Corp. 70,300 2,049,497
MatsukiyoCocokara & Co. (1) 322,400 4,761,792
Mitsubishi Chemical Group Corp. 322,400 2,262,262
Mitsubishi Corp. (a) 27,856 745,209
Mitsubishi Electric Corp. (a) 172,800 6,337,355
Mitsubishi HC Capital, Inc. 42,915 348,600
Mitsubishi Heavy Industries Ltd. (a) 84,120 1,911,434
Mitsui Fudosan Co. Ltd. (a) 198,800 1,842,563
Mizuho Financial Group, Inc. 50,661 2,433,188
MS&AD Insurance Group Holdings,
Inc. 91,100 2,361,309
Murata Manufacturing Co. Ltd. 118,800 8,528,035
Nexon Co. Ltd. (a) 577,800 7,679,013
NIDEC Corp. * 330,500 5,432,338
Nippon Paint Holdings Co. Ltd. 142,600 930,120
Nippon Steel Corp. 1,147,000 3,800,164
Nippon Yusen KK 77,701 2,513,191
Nitori Holdings Co. Ltd. 329,135 4,877,230
Nitto Denko Corp. 112,500 2,213,301
Nomura Holdings, Inc. 219,600 1,928,073
NTT, Inc. (a) 3,761,400 3,345,874
Obayashi Corp. 138,500 2,798,883
Obic Co. Ltd. 89,915 2,111,638
Osaka Gas Co. Ltd. 16,800 566,050
Otsuka Corp. 112,300 1,922,623
Otsuka Holdings Co. Ltd. 56,800 3,780,562
Pan Pacific International Holdings
Corp. 244,200 1,237,738
Panasonic Holdings Corp. 182,600 5,137,157
Recruit Holdings Co. Ltd. (a) 93,060 6,475,019
Resona Holdings, Inc. 86,450 1,127,139
Sanrio Co. Ltd. (1) 375,100 2,537,655
Seven & i Holdings Co. Ltd. (a) 195,000 2,338,513
Shimadzu Corp. 27,009 688,851
SMC Corp. 12,600 5,633,286
SoftBank Corp. 3,477,700 4,440,779
SoftBank Group Corp. (a) 89,100 3,305,013
Sompo Holdings, Inc. 53,700 2,040,078
Sony Financial Group, Inc. 1,358,560 1,183,761
Sony Group Corp. (a) 253,660 5,104,670
Sumitomo Corp. 45,200 434,448
INVESTMENTS SHARES VALUE ($)
Japan - 31.3% (continued)
Sumitomo Electric Industries Ltd.
(a) 237,600 4,409,173
Sumitomo Mitsui Financial Group,
Inc. 10,463 410,140
Sumitomo Mitsui Trust Group, Inc. 9,000 336,060
Suntory Beverage & Food Ltd. 136,200 3,795,377
TDK Corp. 14,800 332,028
Tokyo Electron Ltd. 13,500 6,545,531
Tokyo Gas Co. Ltd. 11,200 424,097
Tokyu Corp. 114,000 1,176,222
Toray Industries, Inc. 86,600 606,602
Toyota Motor Corp. (a) 60,800 1,018,552
Toyota Tsusho Corp. 190,500 7,090,820
Unicharm Corp. 113,800 659,464
West Japan Railway Co. 115,900 1,941,182
Yamaha Motor Co. Ltd. 60,100 456,352
Zensho Holdings Co. Ltd. (a) 11,600 577,512
ZOZO, Inc. (1) 655,600 4,632,888
311,192,750
Luxembourg - 0 .5%
ArcelorMittal SA 81,120 4,890,972
Mexico - 0 .0% †
Fresnillo plc 8,808 320,763
Netherlands - 7 .6%
ABN AMRO Bank NV, CVA (b) 91,091 3,874,268
Akzo Nobel NV 17,505 1,190,443
Argenx SE * 4,892 4,534,220
ASM International NV 2,426 2,789,855
ASML Holding NV (a) 16,656 32,981,811
BE Semiconductor Industries NV 14,577 4,814,086
ING Groep NV 109,319 3,449,377
Koninklijke Ahold Delhaize NV (1)
(a) 110,684 4,454,187
NN Group NV 67,866 5,949,737
Randstad NV 43,944 1,268,917
Universal Music Group NV (a) 66,552 1,394,234
Wolters Kluwer NV 138,103 8,929,696
75,630,831
Norway - 0 .0% †
Kongsberg Maritime A/S (1)* 1,757 9,095
Singapore - 1 .2%
CapitaLand Integrated Commercial
Trust, REIT 158,796 291,389
DBS Group Holdings Ltd. 55,263 2,798,232
Oversea-Chinese Banking Corp.
Ltd. 52,000 997,916
Singapore Airlines Ltd. 88,300 525,107
Singapore Exchange Ltd. 35,000 653,010
Singapore Technologies
Engineering Ltd. 282,500 2,275,353
Singapore Telecommunications Ltd. 314,200 1,072,684
STMicroelectronics NV 32,968 2,438,677
United Overseas Bank Ltd. 35,400 1,090,137
12,142,505

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 4 .4%
ACS Actividades de Construccion y
Servicios SA 12,350 1,816,152
Banco Bilbao Vizcaya Argentaria SA 258,751 6,514,525
Banco Santander SA 900,385 12,497,214
CaixaBank SA 395,871 5,608,767
Endesa SA (a) 52,276 2,375,222
Iberdrola SA (a) 79,543 1,979,792
Industria de Diseno Textil SA (a) 26,537 1,672,689
Naturgy Energy Group SA (a) 97,109 3,043,804
Repsol SA 337,114 8,422,661
Telefonica SA 91,856 369,154
44,299,980
Sweden - 3 .7%
Atlas Copco AB, Class B (a) 42,828 759,257
Boliden AB 14,610 825,517
Essity AB, Class B 51,323 1,453,148
Evolution AB *(a)(b) 35,258 2,420,278
H & M Hennes & Mauritz AB, Class
B (a) 90,069 1,549,353
Hexagon AB, Class B 451,781 3,737,743
Indutrade AB 74,791 1,547,657
Investor AB, Class B (a) 68,271 2,836,738
Nibe Industrier AB, Class B (a)(d) 761,502 2,830,715
Saab AB, Class B 86,227 4,495,393
Sandvik AB 47,589 1,965,195
SKF AB, Class B 173,627 4,459,926
Tele2 AB, Class B 51,521 896,568
Telefonaktiebolaget LM Ericsson,
Class B 398,479 4,468,822
Telia Co. AB 187,651 914,018
Volvo AB, Class B 50,249 1,709,258
36,869,586
Switzerland - 6 .2%
ABB Ltd. (Registered) (a) 162,512 17,677,947
Barry Callebaut AG (Registered)
(a)(d) 710 981,788
BKW AG 12,494 2,100,810
Galderma Group AG 2,090 475,365
Geberit AG (Registered) 11,665 7,784,250
Givaudan SA (Registered) (a) 101 427,206
Kuehne + Nagel International AG
(Registered) (a) 1,159 281,222
Logitech International SA
(Registered) 60,736 5,697,558
Lonza Group AG (Registered) 468 315,715
Nestle SA (Registered) (a) 67,123 6,884,481
Partners Group Holding AG (a)(d) 4,555 3,730,930
Sandoz Group AG 24,857 2,245,929
Schindler Holding AG 11,013 3,650,772
SGS SA (Registered) 9,610 1,114,404
Sika AG (Registered) 15,682 3,233,880
Sonova Holding AG (Registered) (a) 9,255 2,196,609
Swisscom AG (Registered) 777 599,320
VAT Group AG (b) 1,131 991,797
Zurich Insurance Group AG (a) 1,562 1,155,307
61,545,290
INVESTMENTS SHARES VALUE ($)
United Kingdom - 12 .2%
3i Group plc 34,135 1,122,492
AstraZeneca plc (a) 29,231 5,457,554
BAE Systems plc 151,373 3,709,642
Barclays plc 1,975,865 13,240,272
British American Tobacco plc (a) 66,907 4,140,404
BT Group plc 2,594,271 6,544,767
Bunzl plc 43,567 1,520,437
Centrica plc (1) 2,764,574 6,265,188
CK Hutchison Holdings Ltd. 267,500 2,267,233
GSK plc 271,050 7,115,849
HSBC Holdings plc (a)(d) 410,275 7,758,011
International Consolidated Airlines
Group SA (a) 301,626 1,914,765
JD Sports Fashion plc 2,034,543 2,286,761
Lloyds Banking Group plc (a) 751,675 1,100,097
London Stock Exchange Group plc 9,002 973,256
NatWest Group plc 1,142,013 10,077,070
Next plc 3,204 618,189
Pearson plc (a) 70,576 1,121,548
RELX plc (a) 36,792 1,162,805
Rolls-Royce Holdings plc (a) 1,010,892 19,378,438
Sage Group plc (The) (a)(d) 25,909 281,088
SSE plc (a) 12,178 392,893
Standard Chartered plc 234,049 6,329,287
Tesco plc 884,906 5,394,476
Unilever plc 72,544 4,357,545
United Utilities Group plc 26,366 457,504
Vodafone Group plc 5,079,354 6,722,843
121,710,414
United States - 8 .3%
Alcon AG (a) 55,008 3,709,186
AP Moller - Maersk A/S, Class B
(1)(a) 2,282 5,420,999
BP plc (a) 1,107,535 6,826,565
Experian plc (a) 64,237 2,165,019
Ferrovial NV 5,734 393,012
Holcim AG (a) 19,550 1,762,681
Novartis AG (Registered) (a) 119,133 18,619,585
Roche Holding AG 42,358 17,412,797
Sanofi SA 177,027 15,136,453
Schneider Electric SE (a) 4,328 1,416,233
Shell plc (a) 235,145 9,136,557
Sunbelt Rentals Holdings, Inc. 8,908 649,824
82,648,911
Zambia - 0 .0% †
First Quantum Minerals Ltd. (1)* 15,000 409,730
TOTAL COMMON STOCKS
(Cost $839,835,677) 1,235,093,995
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Henkel AG & Co. KGaA
(Preference)
(Cost $1,764,769) 23,455 1,972,558

Schedule of Investments
June 30, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion
y Servicios SA, expiring 7/13/2026
(1)*
(Cost $26,385) 12,350 25,922
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 1,641 –
SHARES
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4 .3%
Limited Purpose Cash Investment
Fund, 3.64% (1)(e)
(Cost $42,491,890) 42,491,890 42,491,890
TOTAL LONG POSITIONS
(Cost $884,118,721) 1,279,584,365
SHORT POSITIONS - (28.8)%
COMMON STOCKS - (28.8)%
Australia - ( 1 .9 ) %
APA Group (291,417) (2,041,823)
CAR Group Ltd. (51,114) (912,439)
Coles Group Ltd. (107,484) (1,810,404)
Computershare Ltd. (13,241) (350,661)
Insurance Australia Group Ltd. (660,285) (3,692,939)
Medibank Pvt Ltd. (405,135) (1,391,950)
Pro Medicus Ltd. (4,548) (642,967)
Qantas Airways Ltd. (317,923) (2,335,872)
Rio Tinto plc (20,111) (1,902,597)
SGH Ltd. (57,419) (1,854,682)
Suncorp Group Ltd. (23,234) (309,968)
Washington H Soul Pattinson & Co.
Ltd. (48,466) (1,549,203)
(18,795,505)
Belgium - ( 0 .0 ) % †
Financiere de Tubize SA (122) (32,231)
Canada - ( 3 .8 ) %
Alamos Gold, Inc., Class A (1) (36,552) (1,108,222)
Alimentation Couche-Tard, Inc. (1) (38,818) (2,474,280)
AtkinsRealis Group, Inc. (1) (5,383) (334,310)
Brookfield Asset Management Ltd.,
Class A (1) (100,910) (4,526,631)
Brookfield Renewable Corp. (1) (16,979) (631,153)
CAE, Inc. (1) (93,879) (2,350,533)
Cameco Corp. (1) (33,917) (3,457,107)
Celestica, Inc. (1) (6,774) (2,470,498)
Element Fleet Management Corp.
(1) (75,163) (1,551,222)
IGM Financial, Inc. (1) (21,704) (1,211,721)
Keyera Corp. (1) (72,083) (2,895,518)
INVESTMENTS
SHARES
VALUE ($)
Canada - (3.8)% (continued)
Metro, Inc., Class A (1) (33,952) (2,170,821)
National Bank of Canada (1) (31,231) (4,930,676)
Restaurant Brands International,
Inc. (1) (35,990) (2,610,465)
Saputo, Inc. (1) (63,748) (1,846,478)
Tourmaline Oil Corp. (1) (54,369) (2,273,282)
(36,842,917)
Chile - ( 0 .2 ) %
Antofagasta plc (43,238) (2,194,464)
Lundin Mining Corp. (1) (9,598) (233,885)
(2,428,349)
Congo, Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (1) (31,499) (246,751)
Finland - ( 0 .4 ) %
Metso OYJ (25,988) (451,906)
Sampo OYJ, Class A (249,361) (2,618,776)
UPM-Kymmene OYJ (29,337) (777,648)
(3,848,330)
France - ( 1 .9 ) %
Aeroports de Paris SA (9,725) (1,268,087)
Airbus SE (10,029) (2,231,371)
Amundi SA (b) (14,733) (1,414,280)
Carrefour SA (77,265) (1,434,423)
EssilorLuxottica SA (22,561) (4,236,316)
Kering SA (3,097) (876,039)
Rexel SA (35,779) (1,567,497)
Thales SA (14,353) (3,688,742)
Unibail-Rodamco-Westfield, REIT (3,381) (395,669)
Veolia Environnement SA (37,490) (1,562,256)
(18,674,680)
Germany - ( 1 .4 ) %
Continental AG (10,338) (855,419)
E.ON SE (222,650) (4,578,552)
Heidelberg Materials AG (23,250) (4,435,403)
Rheinmetall AG (3,588) (4,082,362)
(13,951,736)
Italy - ( 0 .4 ) %
Eni SpA (53,420) (1,253,322)
FinecoBank Banca Fineco SpA (87,691) (2,204,902)
Snam SpA (44,002) (317,656)
(3,775,880)
Japan - ( 10 .1 ) %
Aeon Co. Ltd. (136,400) (1,128,047)
Ajinomoto Co., Inc. (132,500) (4,830,840)
Capcom Co. Ltd. (216,600) (3,984,438)
Chiba Bank Ltd. (The) (214,300) (3,282,865)
Daiichi Sankyo Co. Ltd. (145,800) (2,344,502)
Daiwa House Industry Co. Ltd. (74,100) (2,007,867)
East Japan Railway Co. (12,400) (259,136)
Ebara Corp. (64,700) (2,533,815)
Hikari Tsushin, Inc. (12,205) (2,681,867)
Hulic Co. Ltd. (266,900) (2,794,754)
IHI Corp. (257,700) (4,350,808)
Isuzu Motors Ltd. (140,600) (1,872,258)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
SHARES
VALUE ($)
Japan - (10.1)% (continued)
JX Advanced Metals Corp. (10,200) (281,513)
Kawasaki Heavy Industries Ltd. (41,200) (745,599)
MINEBEA MITSUMI, Inc. (13,600) (403,415)
Mitsubishi Estate Co. Ltd. (120,000) (3,060,144)
Mitsubishi UFJ Financial Group,
Inc. (89,200) (1,777,126)
Mitsui & Co. Ltd. (82,600) (2,306,438)
Mitsui OSK Lines Ltd. (49,164) (1,574,942)
Nippon Sanso Holdings Corp. (86,000) (3,190,085)
Nissan Motor Co. Ltd. (451,800) (836,483)
Nomura Research Institute Ltd. (180,278) (5,057,517)
Olympus Corp. (417,900) (4,375,909)
Oriental Land Co. Ltd. (315,300) (4,801,372)
Rakuten Group, Inc. (133,900) (625,002)
Renesas Electronics Corp. (57,500) (1,774,959)
Ryohin Keikaku Co. Ltd. (133,200) (2,911,491)
SCREEN Holdings Co. Ltd. (24,500) (2,748,333)
Secom Co. Ltd. (48,500) (1,926,721)
Seibu Holdings, Inc. (78,600) (1,539,758)
Sekisui House Ltd. (33,200) (690,216)
Shimano, Inc. (8,500) (906,613)
Shin-Etsu Chemical Co. Ltd. (22,300) (972,046)
Sumitomo Realty & Development
Co. Ltd. (163,500) (3,796,015)
Suzuki Motor Corp. (202,800) (2,453,016)
Sysmex Corp. (91,900) (826,724)
T&D Holdings, Inc. (174,400) (5,201,974)
Takeda Pharmaceutical Co. Ltd. (93,200) (2,970,717)
Terumo Corp. (88,186) (1,204,404)
Toho Co. Ltd. (1) (87,400) (699,060)
Tokio Marine Holdings, Inc. (100,400) (4,414,469)
TOPPAN Holdings, Inc. (100,900) (3,199,318)
(99,342,576)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (17,092) (1,337,527)
Netherlands - ( 1 .0 ) %
ASR Nederland NV (28,778) (2,173,340)
Heineken Holding NV (7,942) (604,784)
Heineken NV (19,705) (1,654,483)
Koninklijke KPN NV (843,569) (4,166,200)
Magnum Ice Cream Co. NV (The)
(1) (72,630) (1,264,391)
(9,863,198)
New Zealand - ( 0 .1 ) %
Xero Ltd. (23,896) (1,201,309)
Singapore - ( 0 .2 ) %
CapitaLand Investment Ltd. (1,116,100) (2,151,083)
South Africa - ( 0 .2 ) %
Anglo American plc (41,989) (2,059,665)
Spain - ( 0 .7 ) %
Banco de Sabadell SA (163,812) (580,458)
Bankinter SA (191,095) (3,200,048)
Cellnex Telecom SA (b) (118,297) (3,536,568)
(7,317,074)
INVESTMENTS
SHARES
VALUE ($)
Sweden - ( 1 .9 ) %
Alfa Laval AB (50,994) (3,042,081)
Atlas Copco AB, Class A (80,410) (1,629,830)
Epiroc AB, Class A (12,706) (348,611)
Fastighets AB Balder, Class B (128,895) (687,508)
Sagax AB, Class B (62,563) (995,022)
Skandinaviska Enskilda Banken AB,
Class A (164,814) (3,281,616)
Svenska Handelsbanken AB, Class
A (230,777) (3,395,955)
Swedbank AB, Class A (94,437) (3,527,775)
Swedish Orphan Biovitrum AB (43,917) (2,093,404)
(19,001,802)
Switzerland - ( 2 .1 ) %
Avolta AG (40,682) (2,717,843)
Banque Cantonale Vaudoise
(Registered) (1,968) (288,119)
Belimo Holding AG (Registered) (1,906) (2,143,064)
Chocoladefabriken Lindt &
Spruengli AG (357) (4,147,185)
Cie Financiere Richemont SA
(Registered) (9,594) (2,214,567)
Helvetia Baloise Holding AG (16,002) (4,126,888)
Julius Baer Group Ltd. (12,370) (1,068,767)
Straumann Holding AG (Registered) (14,958) (1,966,197)
Swatch Group AG (The) (1,284) (313,795)
Swiss Life Holding AG (Registered) (804) (883,813)
Swiss Prime Site AG (Registered) (8,702) (1,419,961)
(21,290,199)
United Kingdom - ( 1 .5 ) %
Admiral Group plc (41,704) (1,969,627)
Imperial Brands plc (21,911) (809,806)
Informa plc (383,002) (4,595,091)
Legal & General Group plc (611,032) (2,316,648)
Reckitt Benckiser Group plc (7,884) (513,513)
Segro plc, REIT (37,743) (437,842)
Smiths Group plc (87,791) (2,982,237)
Wise Group plc, Class A (111,636) (1,338,235)
(14,962,999)
United States - ( 0 .9 ) %
Aegon Ltd. (33,914) (288,622)
Buzzi SpA (16,156) (827,551)
GFL Environmental, Inc. (1) (73,341) (2,696,798)
QIAGEN NV (60,536) (2,341,784)
Roche Holding AG (1,090) (456,665)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

INVESTMENTS
SHARES
VALUE ($)
United States - (0.9)% (continued)
Stellantis NV (496,539) (2,836,390)
(9,447,810)
TOTAL COMMON STOCKS
(Proceeds $(285,038,992))                                                     (286,571,621)
TOTAL SHORT POSITIONS
(Proceeds $(285,038,992)) (286,571,621)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $599,079,729) 993,012,744
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4%
‡
3,716,431
NET ASSETS - 100.0% 996,729,175
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 55,921,064 5 .5%
Consumer Discretionary 56,400,845 5 .7
Consumer Staples 41,920,265 4 .2
Energy 59,084,960 5 .9
Financials 221,627,906 22 .3
Health Care 105,427,761 10 .6
Industrials 203,690,880 20 .4
Information Technology 124,759,619 12 .5
Materials 63,004,561 6 .3
Real Estate (6,146,158) ( 0 .6 )
Utilities 24,829,151 2 .5
Investment Companies 42,491,890 4 .3
Total Investments In Securities
At Value 993,012,744 99 .6
Other Assets in Excess of
Liabilities ‡ 3,716,431 0 .4
Net Assets
$ 996,729,175 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $314,277,340, which is inclusive of rehypothecated amounts disclosed below.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $25,044,032 of investments in securities and $(4,950,848) of securities sold short, which represents 2.51% and (0.50)% of net assets of the Fund, respectively.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2026 amounted to $78,314 of investments in securities, which represents 0.01% of net assets of the Fund.
(d) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $16,494,004.
(e) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 223 9/2026 USD $ 35,070,095 $ (63,417)
Net unrealized depreciation $ (63,417)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 90.6%
Australia - 0 .3%
Anglogold Ashanti plc 28,524 2,299,271
Brazil - 2 .4%
Banco do Brasil SA (1) 1,613,400 6,222,573
Embraer SA, ADR (1) 42,552 2,714,818
Gerdau SA, ADR (1) 552,949 2,233,914
PRIO SA (1)* 131,200 1,325,394
Telefonica Brasil SA (1) 156,160 1,026,990
TIM SA (1) 217,900 923,130
Vale SA, Class B, ADR (1) 262,138 3,942,556
18,389,375
Chile - 0 .6%
Banco de Credito e Inversiones
SA (1) 3,863 253,782
Banco Santander Chile, ADR (1) 6,658 219,248
Cencosud SA (1) 448,424 1,035,986
Enel Chile SA, ADR (1) 62,924 283,158
Falabella SA (1) 68,414 427,121
Latam Airlines Group SA (1) 20,442,165 594,442
Sociedad Quimica y Minera de
Chile SA, ADR (1) 26,012 1,925,929
4,739,666
China - 18 .5%
Agricultural Bank of China Ltd.,
Class A 577,700 516,052
Alibaba Group Holding Ltd. 374,204 4,486,127
Aluminum Corp. of China Ltd.,
Class H 1,004,000 964,263
Anhui Conch Cement Co. Ltd.,
Class A 88,323 220,930
Bank of Beijing Co. Ltd., Class A 939,678 678,317
Bank of China Ltd., Class A (1) 573,300 482,903
Bank of Communications Co. Ltd.,
Class A 366,400 346,962
Bank of Ningbo Co. Ltd., Class A 55,900 244,479
Bank of Shanghai Co. Ltd., Class
A (1) 214,111 273,679
Baoshan Iron & Steel Co. Ltd.,
Class A 1,788,122 1,432,434
BOE Technology Group Co. Ltd.,
Class A 1,583,900 2,035,449
BYD Co. Ltd., Class A 68,100 801,140
China CITIC Bank Corp. Ltd., Class
H 5,404,000 4,587,462
China Construction Bank Corp.,
Class H 11,526,000 11,888,518
China Everbright Bank Co. Ltd.,
Class A 505,900 215,505
China Hongqiao Group Ltd. 1,518,500 3,915,823
China Merchants Bank Co. Ltd.,
Class A 103,158 539,687
China Minsheng Banking Corp.
Ltd., Class A 406,155 192,738
China Minsheng Banking Corp.
Ltd., Class H 2,016,000 808,047
China National Building Material
Co. Ltd., Class H 338,000 231,229
INVESTMENTS SHARES VALUE ($)
China - 18.5% (continued)
China Pacific Insurance Group Co.
Ltd., Class A 59,300 249,882
China Petroleum & Chemical Corp.,
Class A 479,700 314,407
China Resources Land Ltd. 558,000 2,143,728
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 688,755
China State Construction
International Holdings Ltd. 1,388 1,235
China Taiping Insurance Holdings
Co. Ltd. 2,172,000 5,019,951
China Yangtze Power Co. Ltd.,
Class A 93,300 363,917
CITIC Ltd. 4,894,000 6,641,667
CITIC Securities Co. Ltd., Class A 143,965 610,760
Far East Horizon Ltd. 1,039,000 710,609
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 40,367 197,528
Geely Automobile Holdings Ltd. (1) 1,249,000 2,685,011
Haier Smart Home Co. Ltd., Class A 212,400 640,068
Haitian International Holdings Ltd. 116,000 278,305
Hansoh Pharmaceutical Group Co.
Ltd. (a) 982,000 3,721,318
Hua Hong Grace Semiconductor
Ltd. *(a) 492,762 13,688,696
Huatai Securities Co. Ltd., Class A 128,200 390,559
Huaxia Bank Co. Ltd., Class A (1) 788,100 741,591
Industrial & Commercial Bank of
China Ltd., Class A 329,800 343,309
Industrial Bank Co. Ltd., Class A 145,390 354,767
Innovent Biologics, Inc. *(a) 398,000 4,054,188
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 137,638 1,058,023
Jiangxi Copper Co. Ltd., Class H 504,000 2,011,779
Kingsoft Corp. Ltd. 1,406,200 4,005,188
Kunlun Energy Co. Ltd. (1) 2,670,000 2,189,013
Kweichow Moutai Co. Ltd., Class A 5,500 960,936
Lenovo Group Ltd. 1,224,000 3,631,980
Luxshare Precision Industry Co.
Ltd., Class A 167,407 1,746,886
Luzhou Laojiao Co. Ltd., Class A 17,500 200,322
MMG Ltd. * 204,000 182,974
NARI Technology Co. Ltd., Class A 250,249 844,146
New China Life Insurance Co. Ltd.,
Class A 36,300 319,926
New China Life Insurance Co. Ltd.,
Class H 647,900 3,818,448
New Oriental Education &
Technology Group, Inc. 124,100 570,081
People's Insurance Co. Group of
China Ltd. (The), Class H 1,442,000 865,531
PetroChina Co. Ltd., Class A 1,930,400 2,457,057
PICC Property & Casualty Co. Ltd.,
Class H 2,018,000 3,703,072
Ping An Bank Co. Ltd., Class A 151,385 224,217
Remegen Co. Ltd., Class H *(a) 262,500 2,501,469
Sany Heavy Industry Co. Ltd.,
Class A 169,400 432,600
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 293 119

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
China - 18.5% (continued)
Shanghai Pudong Development
Bank Co. Ltd., Class A 165,563 210,092
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 230,004
Sinotruk Hong Kong Ltd. 1,332,500 6,585,200
Tencent Holdings Ltd. 258,800 14,281,246
Weichai Power Co. Ltd., Class H 853,000 3,741,755
Wuliangye Yibin Co. Ltd., Class A 22,782 248,622
Wuxi Biologics Cayman, Inc. *(a) 63,000 280,196
Xinyi Solar Holdings Ltd. 600,930 158,404
Yadea Group Holdings Ltd. (a) 1,214,000 1,380,867
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co., Class H (a) 28,000 934,119
Zhejiang Leapmotor Technology
Co. Ltd., Class H *(a) 552,300 2,437,538
140,913,805
Hong Kong - 0 .2%
Kingboard Laminates Holdings Ltd. 27,000 345,709
Orient Overseas International Ltd. 76,000 1,184,508
1,530,217
Hungary - 0 .1%
OTP Bank Nyrt. 7,468 1,103,069
India - 8 .9%
Ashok Leyland Ltd. 565,170 944,426
Axis Bank Ltd., GDR (b) 8,110 574,048
Bank of Baroda 1,274,100 3,671,539
Bharat Electronics Ltd. 60,013 261,557
Bharat Petroleum Corp. Ltd. 1,294,875 4,165,541
BSE Ltd. * 8,531 349,285
Canara Bank 3,111,946 4,133,376
Coal India Ltd. 1,484,570 6,895,663
Eicher Motors Ltd. 5,850 438,069
GE Vernova T&D India Ltd. 107,438 5,635,675
Hero MotoCorp Ltd. 10,500 532,944
Hindalco Industries Ltd. 301,275 3,060,034
Hindustan Aeronautics Ltd. (b) 83,427 3,867,092
Hindustan Petroleum Corp. Ltd. 931,641 3,897,196
Hitachi Energy India Ltd. 9,024 3,338,446
Indian Oil Corp. Ltd. 1,461,126 2,157,490
Indus Towers Ltd. * 264,720 1,095,709
Infosys Ltd., ADR (1) 38,574 404,641
ITC Ltd. 153,612 465,891
Larsen & Toubro Ltd., GDR (b) 13,933 605,707
National Aluminium Co. Ltd. 52,590 189,480
NTPC Ltd. 841,932 3,174,219
Oil & Natural Gas Corp. Ltd. 2,588,581 6,418,649
Power Finance Corp. Ltd. 45,865 205,947
Power Grid Corp. of India Ltd. 466,575 1,411,234
Punjab National Bank 318,682 359,688
Reliance Industries Ltd., GDR (a) 5,604 310,969
Siemens Energy India Ltd. 16,918 659,727
State Bank of India, GDR (b) 3,544 384,307
Tata Consultancy Services Ltd. 33,002 709,328
Tata Motors Passenger Vehicles
Ltd. 502,634 1,874,796
Varun Beverages Ltd. 170,917 918,888
Vedanta Ltd. 1,373,624 4,090,213
INVESTMENTS SHARES VALUE ($)
India - 8.9% (continued)
Vodafone Idea Ltd. * 1,425,193 218,012
WAAREE Energies Ltd. 6,062 189,450
67,609,236
Indonesia - 1 .0%
Astra International Tbk. PT (1) 18,838,400 4,762,280
Barito Pacific Tbk. PT * 3,728,900 270,915
Bumi Resources Minerals Tbk. PT * 7,381,400 197,800
United Tractors Tbk. PT (1) 1,881,900 2,420,789
7,651,784
Malaysia - 0 .5%
AMMB Holdings Bhd. 443,300 693,383
Malayan Banking Bhd. 130,700 346,012
RHB Bank Bhd. 1,270,054 2,581,915
3,621,310
Mexico - 1 .8%
Arca Continental SAB de CV (1) 50,678 607,354
Gruma SAB de CV, Class B (1) 62,585 1,005,440
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 4,307 1,320,957
Grupo Financiero Banorte SAB de
CV, Class O (1) 461,508 4,870,938
Industrias Penoles SAB de CV (1) 69,845 3,052,531
Promotora y Operadora de
Infraestructura SAB de CV (1) 104,690 1,662,887
Sigma Foods SAB de CV, Class
A (1) 1,219,590 1,120,035
Southern Copper Corp. (1) 1,549 269,929
13,910,071
Peru - 0 .1%
Credicorp Ltd. (1) 1,630 635,015
Philippines - 0 .2%
International Container Terminal
Services, Inc. 124,804 1,816,047
Poland - 1 .7%
Bank Polska Kasa Opieki SA 47,082 2,868,513
ORLEN SA 234,791 7,894,499
PGE Polska Grupa Energetyczna
SA * 419,352 1,054,351
Powszechna Kasa Oszczednosci
Bank Polski SA 8,325 228,580
Powszechny Zaklad Ubezpieczen
SA 34,858 609,128
12,655,071
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC, GDR (3)*(b) 72 –

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Russia - 0.0% (continued)
PhosAgro PJSC (3)* 3,717 –
Polyus PJSC (3)* 12,910 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PAO (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 1 .3%
Arab National Bank 175,386 968,280
Elm Co. 2,341 428,241
Etihad Etisalat Co. (1) 245,000 3,941,831
Riyad Bank 67,585 358,259
SABIC Agri-Nutrients Co. 9,407 309,894
Saudi Arabian Mining Co. * 38,882 614,894
Saudi Arabian Oil Co. (a) 28,803 200,143
Saudi National Bank (The) 146,405 1,507,138
Saudi Telecom Co. (1) 158,778 1,827,308
10,155,988
South Africa - 2 .5%
Absa Group Ltd. 51,820 721,983
Gold Fields Ltd., ADR (1) 161,480 5,424,113
Harmony Gold Mining Co. Ltd.,
ADR (1) 233,623 3,553,406
Nedbank Group Ltd. (1) 45,743 753,866
Northam Platinum Holdings Ltd. 45,380 655,555
Sasol Ltd. * 310,662 3,068,776
Sibanye Stillwater Ltd. 1,517,887 3,225,085
Standard Bank Group Ltd. 89,849 1,773,635
19,176,419
South Korea - 23 .1%
APR Corp. 22,919 5,750,554
DB Insurance Co. Ltd. 14,598 1,271,948
Hana Financial Group, Inc. 70,942 5,298,942
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 30,092 6,867,537
Hyosung Heavy Industries Corp. 1,053 2,393,041
Hyundai Glovis Co. Ltd. 8,343 1,000,088
Industrial Bank of Korea 280,445 3,624,263
Kia Corp. 53,980 4,875,349
Korea Investment Holdings Co. Ltd. 19,423 2,813,530
LG Uplus Corp. 21,419 193,382
Posco International Corp. (1) 20,328 644,886
Samsung Electro-Mechanics Co.
Ltd. 10,145 14,692,392
Samsung Electronics Co. Ltd. 334,601 74,247,039
Shinhan Financial Group Co. Ltd. 23,819 1,493,443
SK hynix, Inc. 18,290 32,274,215
SK Square Co. Ltd. 9,860 11,150,285
SK, Inc. 546 299,406
S-Oil Corp. 2,848 195,488
Woori Financial Group, Inc. 351,425 6,637,161
175,722,949
Taiwan - 24 .8%
Accton Technology Corp. 141,960 11,323,037
ASE Technology Holding Co. Ltd. 104,469 2,331,388
Asia Vital Components Co. Ltd. 54,000 4,368,073
INVESTMENTS SHARES VALUE ($)
Taiwan - 24.8% (continued)
ASPEED Technology, Inc. 12,019 6,341,926
Bizlink Holding, Inc. 9,000 551,522
Compal Electronics, Inc. 321,000 359,533
Delta Electronics, Inc. 135,000 8,478,512
Elite Material Co. Ltd. 14,000 2,420,327
eMemory Technology, Inc. 2,774 261,286
Eva Airways Corp. 202,000 286,458
Evergreen Marine Corp. Taiwan Ltd. 777,000 4,511,103
Global Unichip Corp. 6,472 1,003,621
Hon Hai Precision Industry Co. Ltd. 308,760 2,463,810
Hon Precision, Inc. 2,774 569,927
International Games System Co.
Ltd. 70,000 1,743,497
Jentech Precision Industrial Co. Ltd. 19,415 2,132,356
King Yuan Electronics Co. Ltd. 65,640 710,375
MediaTek, Inc. 65,622 8,941,963
MPI Corp. 1,849 361,612
Novatek Microelectronics Corp. 12,943 218,889
Realtek Semiconductor Corp. 10,170 259,584
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,269,256 100,131,966
Unimicron Technology Corp. 275,222 9,480,832
United Microelectronics Corp. * 3,047,713 16,347,327
Vanguard International
Semiconductor Corp. 44,376 306,405
Zhen Ding Technology Holding Ltd. 155,000 3,122,126
189,027,455
Thailand - 1 .9%
Kasikornbank PCL, NVDR 321,000 2,110,951
Krung Thai Bank PCL, NVDR 6,296,000 7,226,917
PTT Exploration & Production PCL,
NVDR 775,400 3,116,297
PTT PCL, NVDR 235,100 251,506
SCB X PCL, NVDR 349,700 1,562,163
14,267,834
United Arab Emirates - 0 .7%
Aldar Properties PJSC 158,981 358,751
Emaar Properties PJSC 418,516 1,360,256
Emirates NBD Bank PJSC 394,087 3,176,197
First Abu Dhabi Bank PJSC 47,863 221,754
5,116,958
United States - 0 .0% †
Aura Minerals, Inc. (1) 3,816 240,217
TOTAL COMMON STOCKS
(Cost $425,533,924) 690,581,757

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 1.5%
Brazil - 1 .5%
Banco Bradesco SA (Preference)
(1) 1,391,400 4,878,512
Itau Unibanco Holding SA
(Preference) (1) 168,208 1,374,390
Petroleo Brasileiro SA - Petrobras
(Preference) (1) 668,600 4,895,701
TOTAL PREFERRED STOCKS
(Cost $9,856,161)                                                     11,148,603
SHORT-TERM INVESTMENTS - 7.4%
INVESTMENT COMPANIES - 7 .4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (1)(c) 92 92
Limited Purpose Cash Investment
Fund, 3.64% (1)(c) 56,546,995 56,546,995
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,547,028) 56,547,087
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $491,937,113) 758,277,447
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5%
‡
3,682,922
NET ASSETS - 100.0% 761,960,369
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 29,256,294 3 .9%
Consumer Discretionary 21,149,111 2 .8
Consumer Staples 12,511,556 1 .6
Energy 46,916,788 6 .1
Financials 116,650,745 15 .4
Health Care 11,615,313 1 .5
Industrials 76,286,558 10 .0
Information Technology 327,421,425 43 .0
Materials 47,583,942 6 .2
Real Estate 3,862,735 0 .5
Utilities 8,475,893 1 .1
Investment Companies 56,547,087 7 .4
Total Investments In Securities
At Value 758,277,447 99 .5
Other Assets in Excess of
Liabilities ‡ 3,682,922 0 .5
Net Assets
$ 761,960,369 100 .0%

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2026 (Unaudited)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $29,509,503 of investments in securities, which represents 3.87% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2026 amounted to $5,431,154 of investments in securities, which represents 0.71% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 632 9/2026 USD $ 55,530,680 $ (529,290)
Net unrealized depreciation $ (529,290)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 130.5%
COMMON STOCKS - 128.8%
Communication Services - 9 .9%
Diversified Telecommunication Services - 1 .4%
AT&T, Inc. (a)(b)
664,809 13,761,546
Verizon Communications, Inc. (a)
41,746 1,767,526
15,529,072
Entertainment - 1 .7%
Electronic Arts, Inc.
77,806 15,953,342
Netflix, Inc. *(a)(b)
30,920 2,207,688
18,161,030
Interactive Media & Services - 5 .5%
Alphabet, Inc., Class A (a)
55,741 19,920,161
Alphabet, Inc., Class C
67,524 23,858,255
Meta Platforms, Inc., Class A
27,277 15,364,861
Snap, Inc., Class A *(a)(b)
193,719 860,113
60,003,390
Media - 0 .1%
Fox Corp., Class A (a)(b)
7,323 381,968
Liberty Broadband Corp., Class C *
10,637 353,786
735,754
Wireless Telecommunication Services - 1 .2%
T-Mobile US, Inc. 78,010 13,084,617
Total Communication Services 107,513,863
Consumer Discretionary - 9 .7%
Automobile Components - 0 .2%
BorgWarner, Inc. 34,051 2,260,986
Automobiles - 1 .5%
General Motors Co.
35,754 2,755,919
Rivian Automotive, Inc., Class A *(a)
(b) 71,175 1,234,886
Tesla, Inc. *
28,327 11,914,336
15,905,141
Broadline Retail - 2 .8%
Amazon.com, Inc. *(a)(b)
112,215 26,745,323
Dillard's, Inc., Class A
7,183 3,795,641
30,540,964
Diversified Consumer Services - 0 .0% †
Duolingo, Inc., Class A *(a)(b) 3,335 383,592
Hotels, Restaurants & Leisure - 1 .3%
Airbnb, Inc., Class A *(a)
2,373 339,576
Booking Holdings, Inc. (a)
19,800 3,529,152
Expedia Group, Inc.
7,936 2,030,664
Viking Holdings Ltd. *(a)
83,038 8,691,587
14,590,979
Household Durables - 0 .1%
Lennar Corp., Class A (a)(b) 10,906 986,884
Leisure Products - 0 .1%
Brunswick Corp. (a)(b) 15,069 1,269,413
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3 .5%
AutoZone, Inc. *(a)(b)
3,226 10,310,102
Chewy, Inc., Class A *(a)(b)
15,524 305,047
Gap, Inc. (The)
16,774 313,338
Murphy USA, Inc. (a)(b)
8,249 4,445,139
O'Reilly Automotive, Inc. *(a)(b)
178,143 16,405,189
TJX Cos., Inc. (The)
20,967 3,176,500
Wayfair, Inc., Class A *
32,681 3,020,378
37,975,693
Textiles, Apparel & Luxury Goods - 0 .2%
Deckers Outdoor Corp. *
4,826 479,174
Tapestry, Inc.
8,027 1,174,992
1,654,166
Total Consumer Discretionary 105,567,818
Consumer Staples - 12 .7%
Beverages - 3 .3%
Coca-Cola Co. (The) (a)(b)
23,419 1,903,262
Monster Beverage Corp. *(a)(b)
178,910 17,196,829
PepsiCo, Inc.
118,530 16,048,962
35,149,053
Consumer Staples Distribution & Retail - 3 .5%
Costco Wholesale Corp.
18,824 17,609,287
Kroger Co. (The) (a)(b)
64,196 3,564,804
Walmart, Inc. (a)
145,408 16,468,910
37,643,001
Household Products - 4 .2%
Church & Dwight Co., Inc. (a)(b)
123,643 11,978,534
Colgate-Palmolive Co.
167,334 15,341,181
Procter & Gamble Co. (The) (a)(b)
127,158 18,646,449
45,966,164
Tobacco - 1 .7%
Altria Group, Inc. (a)(b)
131,401 9,454,302
Philip Morris International, Inc.
51,373 9,293,890
18,748,192
Total Consumer Staples 137,506,410
Energy - 6 .5%
Energy Equipment & Services - 0 .2%
Halliburton Co. (a)(b) 64,147 2,177,791
Oil, Gas & Consumable Fuels - 6 .3%
Chevron Corp. (a)(b)
93,150 15,440,544
ConocoPhillips (a)(b)
135,617 14,098,743
Diamondback Energy, Inc. (a)(b)
10,836 1,904,752
DT Midstream, Inc. (a)(b)
58,363 8,564,187
EOG Resources, Inc.
84,235 10,927,806
Expand Energy Corp.
10,884 992,512
Exxon Mobil Corp. (a)
113,597 15,530,982

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 6.3% (continued)
Permian Resources Corp., Class A
(a)(b) 55,165 1,015,588
68,475,114
Total Energy 70,652,905
Financials - 19 .1%
Banks - 1 .5%
Associated Banc-Corp. (a)(b)
28,388 873,499
Citizens Financial Group, Inc.
18,886 1,323,342
East West Bancorp, Inc. (a)(b)
21,832 2,818,293
First Citizens BancShares, Inc.,
Class A (a)(b) 681 1,417,018
SOUTHSTATE BANK Corp.
3,400 339,660
Western Alliance Bancorp (a)(b)
55,772 4,584,458
Zions Bancorp NA
64,390 4,455,144
15,811,414
Capital Markets - 3 .7%
Bank of New York Mellon Corp.
(The) (a) 20,474 2,960,745
Cboe Global Markets, Inc. (a)(b)
48,908 11,868,504
CME Group, Inc. (a)(b)
63,540 14,031,538
Evercore, Inc., Class A
15,481 5,285,833
Intercontinental Exchange, Inc.
44,496 5,477,903
39,624,523
Consumer Finance - 1 .1%
Ally Financial, Inc.
31,268 1,436,764
Capital One Financial Corp.
50,590 10,149,366
OneMain Holdings, Inc.
12,268 747,980
12,334,110
Financial Services - 3 .7%
Corebridge Financial, Inc. (a)(b)
18,407 526,993
Mastercard, Inc., Class A
36,922 18,963,139
Visa, Inc., Class A (a)
60,510 20,760,376
40,250,508
Insurance - 9 .1%
Arch Capital Group Ltd. *(a)(b)
68,931 6,690,443
Arthur J Gallagher & Co. (a)(b)
74,188 17,031,339
Chubb Ltd. (a)
53,510 18,232,997
Everest Group Ltd.
19,678 7,029,572
Markel Group, Inc. *(a)(b)
1,998 3,902,114
Marsh & McLennan Cos., Inc. (a)(b)
92,211 15,368,807
Progressive Corp. (The)
80,773 17,644,862
Travelers Cos., Inc. (The)
21,461 7,084,705
W R Berkley Corp. (a)(b)
84,350 5,949,206
98,934,045
Total Financials 206,954,600
Health Care - 14 .0%
Biotechnology - 4 .1%
Natera, Inc. *
10,169 2,760,375
Neurocrine Biosciences, Inc. *
82,762 13,948,294
Revolution Medicines, Inc. *(a)(b)
10,754 2,014,009
INVESTMENTS SHARES VALUE ($)
Biotechnology - 4.1% (continued)
United Therapeutics Corp. *
28,208 15,283,941
Vertex Pharmaceuticals, Inc. *(a)(b)
22,183 11,018,961
45,025,580
Health Care Equipment & Supplies - 2 .1%
Abbott Laboratories
141,764 12,863,665
Edwards Lifesciences Corp. *
13,152 1,189,730
Stryker Corp.
28,032 8,825,595
22,878,990
Health Care Providers & Services - 4 .9%
Cardinal Health, Inc.
61,824 14,686,909
Cencora, Inc. (a)(b)
27,972 7,915,517
Centene Corp. *
145,521 9,340,993
Elevance Health, Inc. (a)
9,543 3,690,564
McKesson Corp. (a)
20,981 15,853,244
UnitedHealth Group, Inc. (a)
3,016 1,253,540
52,740,767
Life Sciences Tools & Services - 1 .0%
Medpace Holdings, Inc. *(a)(b)
15,003 7,945,439
Sotera Health Co. *
20,481 363,538
Thermo Fisher Scientific, Inc.
4,486 2,249,101
10,558,078
Pharmaceuticals - 1 .9%
Eli Lilly & Co.
680 815,612
Johnson & Johnson (a)
78,845 20,024,265
20,839,877
Total Health Care 152,043,292
Industrials - 16 .0%
Aerospace & Defense - 3 .6%
Boeing Co. (The) *(a)(b)
20,367 4,408,844
Carpenter Technology Corp.
1,196 737,741
General Dynamics Corp.
2,384 844,508
Lockheed Martin Corp.
25,748 13,117,576
Northrop Grumman Corp. (a)(b)
27,072 13,788,040
RTX Corp. (a)(b)
33,013 6,263,557
39,160,266
Commercial Services & Supplies - 4 .4%
Cintas Corp. (a)(b)
82,461 14,024,967
Republic Services, Inc., Class A
75,903 16,173,411
Rollins, Inc. (a)(b)
40,527 1,691,597
Waste Management, Inc. (a)(b)
71,137 15,855,015
47,744,990
Electrical Equipment - 0 .9%
GE Vernova, Inc. (a)(b) 8,407 9,877,048
Ground Transportation - 0 .5%
Old Dominion Freight Line, Inc.
10,499 2,274,083
Union Pacific Corp. (a)(b)
9,832 2,674,304
4,948,387

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 1 .5%
Cummins, Inc.
10,334 7,370,312
Gates Industrial Corp. plc *(a)(b)
29,109 814,179
Illinois Tool Works, Inc.
13,516 3,655,673
Mueller Industries, Inc. (a)(b)
4,531 556,996
Oshkosh Corp.
20,588 3,159,846
Stanley Black & Decker, Inc. (a)(b)
8,137 765,854
16,322,860
Passenger Airlines - 0 .7%
American Airlines Group, Inc. *(a)(b)
88,812 1,604,833
United Airlines Holdings, Inc. *(a)(b)
45,615 6,203,184
7,808,017
Professional Services - 2 .5%
Automatic Data Processing, Inc.
62,555 14,009,192
CACI International, Inc., Class A
*(a)(b) 11,296 5,232,985
Leidos Holdings, Inc. (a)(b)
21,905 2,255,558
Paychex, Inc.
37,459 3,683,344
Verisk Analytics, Inc., Class A (a)(b)
9,097 1,633,184
26,814,263
Trading Companies & Distributors - 1 .9%
Fastenal Co. (a)(b)
85,710 4,116,651
WW Grainger, Inc. (a)(b)
12,347 16,796,859
20,913,510
Total Industrials 173,589,341
Information Technology - 37 .9%
Communications Equipment - 3 .7%
Arista Networks, Inc. *(a)
105,982 18,004,222
Cisco Systems, Inc. (a)
176,902 20,778,909
Ubiquiti, Inc. (a)(b)
2,223 1,187,149
39,970,280
Electronic Equipment, Instruments & Components - 0 .9%
Amphenol Corp., Class A (a)(b)
22,151 3,905,664
Arrow Electronics, Inc. *
1,801 384,352
Avnet, Inc. (a)(b)
10,876 966,006
Flex Ltd. *(a)(b)
23,999 3,889,518
Jabil, Inc.
2,840 1,094,763
10,240,303
IT Services - 2 .7%
Accenture plc, Class A
33,606 4,181,931
Cloudflare, Inc., Class A *(a)(b)
25,892 6,350,790
Kyndryl Holdings, Inc. *
97,605 1,103,913
MongoDB, Inc., Class A *
845 283,835
Snowflake, Inc., Class A *
66,243 16,858,843
VeriSign, Inc.
1,093 274,955
29,054,267
Semiconductors & Semiconductor Equipment - 16 .3%
Advanced Micro Devices, Inc. *
21,074 12,242,097
Amkor Technology, Inc.
8,041 693,375
Analog Devices, Inc. (a)
10,705 4,251,705
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 16.3% (continued)
Applied Materials, Inc.
18,558 13,417,434
Astera Labs, Inc. *(a)(b)
5,168 2,496,247
Broadcom, Inc. (a)
55,672 21,030,098
First Solar, Inc. *(a)(b)
2,006 473,336
GLOBALFOUNDRIES, Inc.
4,856 400,183
Intel Corp. *
62,255 8,692,666
KLA Corp.
17,950 5,415,695
Lam Research Corp.
22,350 9,684,926
Lattice Semiconductor Corp. *(a)(b)
15,827 2,420,898
MACOM Technology Solutions
Holdings, Inc. *(a)(b) 1,690 642,825
Micron Technology, Inc.
21,658 24,999,613
MKS, Inc.
999 444,355
NVIDIA Corp. (a)
337,066 67,443,536
Rambus, Inc. *(a)(b)
17,732 2,353,746
Teradyne, Inc.
785 379,814
177,482,549
Software - 8 .1%
Adobe, Inc. *(a)(b)
21,818 4,473,126
Cadence Design Systems, Inc. *(a)
(b) 12,367 4,641,582
Datadog, Inc., Class A *(a)(b)
25,069 6,526,965
Fortinet, Inc. *
40,065 6,154,785
HubSpot, Inc. *
5,033 918,573
Manhattan Associates, Inc. *
9,950 1,385,538
Microsoft Corp. (a)
80,511 30,032,213
Nutanix, Inc., Class A *
130,558 6,653,236
Palantir Technologies, Inc., Class A
*(a)(b) 12,479 1,455,925
Palo Alto Networks, Inc. *
15,161 5,170,204
Pegasystems, Inc.
51,198 1,534,404
Rubrik, Inc., Class A *(a)(b)
69,196 5,555,055
Teradata Corp. *(a)(b)
10,989 380,769
Zoom Communications, Inc., Class
A * 146,040 12,604,712
87,487,087
Technology Hardware, Storage & Peripherals - 6 .2%
Apple, Inc. (a)
175,285 50,720,467
Dell Technologies, Inc., Class C (a)
761 328,341
Sandisk Corp. *(a)
3,004 6,830,285
Seagate Technology Holdings plc
(a)(b) 4,231 4,082,915
Western Digital Corp. (a)(b)
7,919 5,058,024
67,020,032
Total Information Technology 411,254,518
Materials - 0 .2%
Chemicals - 0 .1%
Mosaic Co. (The) (a)(b) 58,199 1,233,237
Metals & Mining - 0 .1%
Freeport-McMoRan, Inc. (a)(b) 12,038 757,070
Total Materials 1,990,307

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate - 0 .2%
Hotel & Resort REITs - 0 .1%
Park Hotels & Resorts, Inc., REIT
(a) 78,656 1,120,848
Specialized REITs - 0 .1%
Millrose Properties, Inc., Class A,
REIT (a) 22,863 687,033
Total Real Estate 1,807,881
Utilities - 2 .6%
Electric Utilities - 0 .9%
Duke Energy Corp. (a)(b)
76,418 9,672,990
Xcel Energy, Inc. (a)(b)
8,209 659,183
10,332,173
Gas Utilities - 0 .5%
Atmos Energy Corp. (a) 31,064 5,351,395
Multi-Utilities - 1 .2%
Consolidated Edison, Inc. 118,266 13,083,768
Total Utilities 28,767,336
TOTAL COMMON STOCKS
(Cost $808,557,698) 1,397,648,271
SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1 .7%
Limited Purpose Cash Investment
Fund, 3.64% (c)
(Cost $18,408,298) 18,408,301 18,408,301
TOTAL LONG POSITIONS
(Cost $826,965,996) 1,416,056,572
SHORT POSITIONS - (30.5)%
COMMON STOCKS - (30.5)%
Communication Services - ( 0 .8 ) %
Diversified Telecommunication Services - ( 0 .4 ) %
AST SpaceMobile, Inc.
(12,659) (1,124,879)
Comcast Corp., Class A
(130,690) (3,208,439)
(4,333,318)
Interactive Media & Services - ( 0 .1 ) %
Reddit, Inc., Class A (7,773) (1,349,237)
Media - ( 0 .3 ) %
EchoStar Corp., Class A
(5,792) (587,888)
Omnicom Group, Inc.
(13,327) (970,606)
Trade Desk, Inc. (The), Class A
(76,304) (1,379,576)
(2,938,070)
Total Communication Services (8,620,625)
Consumer Discretionary - ( 1 .9 ) %
Broadline Retail - ( 0 .1 ) %
eBay, Inc.
(2,919) (326,198)
Macy's, Inc.
(13,795) (324,873)
(651,071)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - ( 0 .4 ) %
Service Corp. International (57,332) (4,354,939)
Hotels, Restaurants & Leisure - ( 0 .8 ) %
Cava Group, Inc.
(17,829) (1,399,220)
Chipotle Mexican Grill, Inc., Class A
(11,317) (384,778)
Churchill Downs, Inc.
(3,931) (352,375)
Norwegian Cruise Line Holdings Ltd.
(56,106) (1,184,397)
Starbucks Corp.
(9,409) (961,506)
Yum! Brands, Inc.
(29,013) (4,638,018)
(8,920,294)
Leisure Products - ( 0 .0 ) % †
Mattel, Inc. (23,343) (324,001)
Specialty Retail - ( 0 .6 ) %
Carvana Co., Class A
(17,907) (1,178,639)
Dick's Sporting Goods, Inc.
(18,756) (4,254,048)
Home Depot, Inc. (The)
(1,284) (452,841)
Tractor Supply Co.
(12,977) (410,203)
(6,295,731)
Total Consumer Discretionary (20,546,036)
Consumer Staples - ( 4 .3 ) %
Beverages - ( 0 .9 ) %
Brown-Forman Corp., Class B
(167,304) (4,458,651)
Constellation Brands, Inc., Class A
(38,397) (5,340,639)
(9,799,290)
Consumer Staples Distribution & Retail - ( 1 .6 ) %
Albertsons Cos., Inc., Class A
(83,907) (1,135,262)
BJ's Wholesale Club Holdings, Inc.
(65,702) (5,730,528)
Casey's General Stores, Inc.
(4,992) (3,967,592)
Sprouts Farmers Market, Inc.
(42,839) (3,623,323)
Sysco Corp.
(22,951) (1,918,245)
US Foods Holding Corp.
(6,418) (656,240)
(17,031,190)
Food Products - ( 1 .2 ) %
Bunge Global SA
(36,318) (3,876,220)
Freshpet, Inc.
(6,547) (387,058)
General Mills, Inc.
(119,725) (4,166,430)
Hershey Co. (The)
(25,137) (4,410,287)
(12,839,995)
Household Products - ( 0 .2 ) %
Clorox Co. (The) (23,734) (2,265,173)
Personal Care Products - ( 0 .4 ) %
elf Beauty, Inc. (65,273) (4,830,202)
Total Consumer Staples (46,765,850)
Energy - ( 2 .4 ) %
Energy Equipment & Services - ( 0 .1 ) %
SLB Ltd. (20,754) (964,854)
Oil, Gas & Consumable Fuels - ( 2 .3 ) %
Cheniere Energy, Inc.
(18,332) (4,381,531)
CNX Resources Corp.
(62,219) (2,111,091)
Matador Resources Co.
(10,595) (527,419)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.3)% (continued)
ONEOK, Inc.
(66,568) (5,787,422)
PBF Energy, Inc., Class A
(65,615) (2,986,795)
Range Resources Corp.
(67,320) (2,503,631)
Texas Pacific Land Corp.
(3,118) (1,364,561)
Williams Cos., Inc. (The)
(74,568) (5,543,385)
(25,205,835)
Total Energy (26,170,689)
Financials - ( 5 .6 ) %
Capital Markets - ( 1 .1 ) %
Coinbase Global, Inc., Class A
(7,010) (1,024,792)
LPL Financial Holdings, Inc.
(6,421) (1,808,667)
MarketAxess Holdings, Inc.
(40,323) (4,576,257)
Robinhood Markets, Inc., Class A
(41,087) (4,120,205)
(11,529,921)
Consumer Finance - ( 0 .1 ) %
FirstCash Holdings, Inc.
(3,347) (724,023)
SoFi Technologies, Inc.
(46,368) (831,378)
(1,555,401)
Financial Services - ( 0 .9 ) %
Affirm Holdings, Inc., Class A
(14,206) (1,158,499)
Fiserv, Inc.
(47,532) (2,331,445)
Jack Henry & Associates, Inc.
(22,557) (3,107,001)
PayPal Holdings, Inc.
(7,804) (336,977)
Rocket Cos., Inc., Class A
(89,326) (1,406,885)
WEX, Inc.
(10,035) (1,415,838)
(9,756,645)
Insurance - ( 3 .5 ) %
Allstate Corp. (The)
(25,534) (6,075,560)
American Financial Group, Inc.
(10,632) (1,487,842)
Erie Indemnity Co., Class A
(26,549) (6,365,123)
Hartford Insurance Group, Inc. (The)
(40,430) (5,357,784)
Kinsale Capital Group, Inc.
(8,335) (2,748,966)
Loews Corp.
(51,236) (5,800,428)
Old Republic International Corp.
(84,309) (3,449,924)
RenaissanceRe Holdings Ltd.
(9,526) (3,018,789)
Willis Towers Watson plc
(15,568) (4,069,008)
(38,373,424)
Total Financials (61,215,391)
Health Care - ( 4 .3 ) %
Biotechnology - ( 1 .7 ) %
Biogen, Inc.
(8,584) (1,854,659)
Cytokinetics, Inc.
(20,731) (1,766,074)
Gilead Sciences, Inc.
(41,525) (5,246,269)
Halozyme Therapeutics, Inc.
(27,081) (2,119,630)
Ionis Pharmaceuticals, Inc.
(60,774) (4,818,770)
Sarepta Therapeutics, Inc.
(87,317) (1,569,086)
Viking Therapeutics, Inc.
(12,281) (479,082)
(17,853,570)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - ( 0 .7 ) %
IDEXX Laboratories, Inc.
(3,906) (2,056,275)
Intuitive Surgical, Inc.
(5,359) (2,131,167)
Lantheus Holdings, Inc.
(27,262) (3,024,446)
(7,211,888)
Health Care Providers & Services - ( 1 .5 ) %
Chemed Corp.
(1,688) (786,169)
CVS Health Corp.
(10,582) (1,094,708)
DaVita, Inc.
(5,708) (1,269,916)
Encompass Health Corp.
(20,361) (2,058,090)
Ensign Group, Inc. (The)
(23,870) (3,826,361)
HCA Healthcare, Inc.
(7,467) (2,911,308)
Labcorp Holdings, Inc.
(16,568) (4,639,040)
(16,585,592)
Health Care Technology - ( 0 .0 ) % †
Doximity, Inc., Class A (16,496) (342,127)
Life Sciences Tools & Services - ( 0 .4 ) %
Waters Corp. (12,392) (4,647,496)
Total Health Care (46,640,673)
Industrials - ( 1 .5 ) %
Aerospace & Defense - ( 0 .0 ) % †
L3Harris Technologies, Inc. (1,299) (377,477)
Building Products - ( 0 .1 ) %
Lennox International, Inc. (796) (456,068)
Commercial Services & Supplies - ( 0 .5 ) %
Clean Harbors, Inc.
(1,243) (371,346)
Copart, Inc.
(35,394) (997,757)
Veralto Corp.
(43,920) (3,894,825)
Waste Connections, Inc.
(2,101) (350,216)
(5,614,144)
Construction & Engineering - ( 0 .1 ) %
Dycom Industries, Inc. (2,448) (1,237,684)
Electrical Equipment - ( 0 .3 ) %
Nextpower, Inc., Class A (23,420) (2,790,259)
Ground Transportation - ( 0 .0 ) % †
Lyft, Inc., Class A (22,641) (330,785)
Professional Services - ( 0 .5 ) %
Amentum Holdings, Inc.
(23,807) (492,091)
Booz Allen Hamilton Holding Corp.,
Class A (4,024) (244,136)
ExlService Holdings, Inc.
(10,922) (282,443)
Paycom Software, Inc.
(32,805) (4,122,932)
(5,141,602)
Total Industrials (15,948,019)
Information Technology - ( 4 .4 ) %
Communications Equipment - ( 0 .7 ) %
Lumentum Holdings, Inc.
(2,493) (2,139,144)
Motorola Solutions, Inc.
(14,035) (5,828,595)
(7,967,739)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - ( 0 .1 ) %
Novanta, Inc.
(4,464) (724,239)
Zebra Technologies Corp., Class A
(1,296) (341,185)
(1,065,424)
IT Services - ( 0 .1 ) %
Cognizant Technology Solutions
Corp., Class A (13,181) (510,500)
Everforth, Inc.
(27,830) (497,322)
(1,007,822)
Semiconductors & Semiconductor Equipment - ( 0 .8 ) %
Credo Technology Group Holding
Ltd. (9,411) (2,559,322)
NXP Semiconductors NV
(Netherlands) (1,074) (301,826)
Qnity Electronics, Inc.
(4,588) (749,267)
Skyworks Solutions, Inc.
(4,294) (291,133)
Synaptics, Inc.
(37,475) (4,655,519)
(8,557,067)
Software - ( 2 .7 ) %
AppLovin Corp., Class A
(1,463) (753,782)
Aurora Innovation, Inc.
(253,352) (1,727,861)
BILL Holdings, Inc.
(46,648) (1,686,792)
CCC Intelligent Solutions Holdings,
Inc. (352,218) (1,817,445)
Dolby Laboratories, Inc., Class A
(25,423) (1,336,741)
nCino, Inc.
(44,199) (722,654)
PTC, Inc.
(29,224) (3,320,139)
Roper Technologies, Inc.
(15,455) (5,229,817)
Salesforce, Inc.
(32,882) (5,151,294)
Strategy, Inc., Class A
(2,536) (220,454)
Synopsys, Inc.
(9,864) (4,400,034)
Tyler Technologies, Inc.
(6,377) (1,865,017)
Unity Software, Inc.
(37,201) (1,063,205)
Workday, Inc., Class A
(2,163) (264,794)
(29,560,029)
Total Information Technology (48,158,081)
Materials - ( 0 .8 ) %
Chemicals - ( 0 .8 ) %
CF Industries Holdings, Inc.
(24,384) (2,639,812)
Linde plc
(10,597) (5,499,207)
Total Materials (8,139,019)
Real Estate - ( 0 .3 ) %
Health Care REITs - ( 0 .0 ) % †
Sabra Health Care REIT, Inc., REIT (18,134) (353,795)
Retail REITs - ( 0 .3 ) %
Agree Realty Corp., REIT
(9,013) (682,645)
Realty Income Corp., REIT
(31,389) (1,944,862)
(2,627,507)
INVESTMENTS SHARES VALUE ($)
Specialized REITs - ( 0 .0 ) % †
SBA Communications Corp., REIT (1,568) (276,689)
Total Real Estate (3,257,991)
Utilities - ( 4 .2 ) %
Electric Utilities - ( 2 .6 ) %
Alliant Energy Corp.
(67,938) (5,182,990)
American Electric Power Co., Inc.
(42,079) (5,756,828)
NextEra Energy, Inc.
(50,805) (4,459,155)
Oklo, Inc.
(5,105) (267,145)
Pinnacle West Capital Corp.
(53,756) (5,751,892)
PPL Corp.
(22,176) (806,097)
Southern Co. (The)
(58,927) (5,639,903)
(27,864,010)
Gas Utilities - ( 0 .2 ) %
New Jersey Resources Corp.
(6,533) (366,109)
Spire, Inc.
(19,009) (1,484,413)
(1,850,522)
Multi-Utilities - ( 0 .9 ) %
CMS Energy Corp.
(51,058) (3,905,937)
DTE Energy Co.
(14,607) (2,225,668)
WEC Energy Group, Inc.
(31,722) (3,704,178)
(9,835,783)
Water Utilities - ( 0 .5 ) %
American Water Works Co., Inc. (43,832) (5,767,415)
Total Utilities (45,317,730)
TOTAL COMMON STOCKS
(Proceeds $(331,200,545)) (330,780,104)
TOTAL SHORT POSITIONS
(Proceeds $(331,200,545)) (330,780,104)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $495,765,451) 1,085,276,468
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% †‡ 44,090
NET ASSETS - 100.0% 1,085,320,558

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 98,893,238 9 .1%
Consumer Discretionary 85,021,782 7 .8
Consumer Staples 90,740,560 8 .4
Energy 44,482,216 4 .1
Financials 145,739,209 13 .5
Health Care 105,402,619 9 .7
Industrials 157,641,322 14 .5
Information Technology 363,096,437 33 .5
Materials (6,148,712) ( 0 .6 )
Real Estate (1,450,110) ( 0 .1 )
Utilities (16,550,394) ( 1 .6 )
Investment Companies 18,408,301 1 .7
Total Investments In Securities
At Value 1,085,276,468 100 .0
Other Assets in Excess of
Liabilities ‡ 44,090 0.0 †
Net Assets
$ 1,085,320,558 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $359,502,090, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $279,261,190.
(c) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 25 9/2026 USD $ 9,435,313 $ 60,970
Net unrealized appreciation $ 60,970

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 124.8%
COMMON STOCKS - 117.8%
Australia - 2 .5%
AGL Energy Ltd. (2) 13,470 77,941
Aurizon Holdings Ltd. (2) 35,676 103,193
BHP Group Ltd. (2)(a) 70,375 2,932,734
Glencore plc (2)(a) 103,832 707,971
IGO Ltd. (2)* 39,280 202,159
Liontown Ltd. (2)* 1,147,338 1,352,479
Mineral Resources Ltd. (2)* 22,975 994,921
OceanaGold Corp. 55,065 1,380,265
PLS Group Ltd. (2)* 259,137 908,079
QBE Insurance Group Ltd. (2) 10,985 191,086
Qube Holdings Ltd. 27,439 96,887
Rio Tinto Ltd. (2)(a) 1,629 196,001
Santos Ltd. (2) 560,914 2,782,629
South32 Ltd. (2) 223,824 607,773
Telstra Group Ltd. (2) 86,443 303,144
Whitehaven Coal Ltd. (2) 195,439 1,036,160
Yancoal Australia Ltd. (2) 307,729 1,169,147
15,042,569
Belgium - 0 .1%
KBC Group NV (2) 1,396 190,668
Umicore SA (2) 5,327 123,584
314,252
Brazil - 0 .1%
MercadoLibre, Inc. *(a)(b) 184 312,320
Burkina Faso - 0 .2%
IAMGOLD Corp. * 64,278 1,020,199
Canada - 3 .5%
Agnico Eagle Mines Ltd. (a) 3,793 589,336
Alamos Gold, Inc., Class A 28,683 869,641
ARC Resources Ltd. 29,331 616,297
Aritzia, Inc. * 5,124 565,022
Barrick Mining Corp. 82,010 3,015,562
Canadian Natural Resources Ltd. 46,441 1,837,665
Celestica, Inc. * 7,438 2,712,661
Cenovus Energy, Inc. 34,943 867,015
Enbridge, Inc. (a) 3,095 167,838
Franco-Nevada Corp. 2,009 419,195
Hudbay Minerals, Inc. 24,682 582,831
Kinross Gold Corp. 44,187 1,046,219
Lundin Gold, Inc. 21,778 1,174,853
LunR Royalties Corp. * 5,005 66,698
OR Royalties, Inc. 4,525 143,288
Pan American Silver Corp. 24,186 1,084,256
Quebecor, Inc., Class B 16,057 766,366
Suncor Energy, Inc. 74,538 4,010,048
Tourmaline Oil Corp. 24,027 1,004,619
21,539,410
Denmark - 0 .6%
Danske Bank A/S (2) 57,468 3,080,434
Novo Nordisk A/S, Class B (2)(a) 7,347 352,854
Orsted A/S (2)*(c) 11,855 266,496
3,699,784
INVESTMENTS SHARES VALUE ($)
Finland - 0 .2%
Neste OYJ (2) 12,703 414,753
Nordea Bank Abp (2) 24,851 471,595
Wartsila OYJ Abp (2) 7,951 303,666
1,190,014
France - 2 .8%
Air France-KLM (2)* 18,961 295,160
BNP Paribas SA (2) 50,943 5,949,794
Credit Agricole SA (2) 24,843 499,669
Safran SA (2)(a) 1,376 542,256
Societe Generale SA (2) 72,863 6,449,116
TotalEnergies SE (2) 42,392 3,277,983
17,013,978
Germany - 2 .8%
adidas AG (2)(a) 7,063 1,449,537
Allianz SE (Registered) (2) 5,305 2,511,111
Aurubis AG (2) 838 173,695
Commerzbank AG (2) 17,077 727,389
Deutsche Bank AG (Registered) (2) 31,781 1,076,327
Deutsche Telekom AG (Registered)
(2) 5,569 151,835
Mercedes-Benz Group AG (2) 16,120 810,815
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 314 175,357
Nordex SE (2)* 5,668 299,046
Rheinmetall AG (2) 1,132 1,287,969
Siemens Energy AG (2) 40,230 7,669,509
Talanx AG (2) 1,371 173,410
Wacker Chemie AG (2)* 4,494 466,925
16,972,925
Italy - 1 .9%
Banco BPM SpA (2) 10,619 183,628
Enel SpA (2)(a) 109,607 1,257,235
Eni SpA (2) 178,953 4,198,536
Intesa Sanpaolo SpA (2) 164,454 1,130,340
Leonardo SpA (2) 3,338 179,218
UniCredit SpA (2) 51,901 4,651,303
11,600,260
Ivory Coast - 0 .3%
Endeavour Mining plc (2)(a) 31,602 1,547,899
Japan - 8 .4%
Advantest Corp. (2) 14,200 2,921,344
Astellas Pharma, Inc. (2) 129,100 1,726,927
BayCurrent, Inc. (2) 34,300 1,280,158
Daiichi Life Group, Inc. (2) 50,700 553,580
Daiichi Sankyo Co. Ltd. (2) 12,800 205,827
Disco Corp. (2) 1,200 624,281
Eisai Co. Ltd. (2) 21,500 541,977
Fujitsu Ltd. (2) 8,600 170,882
Furukawa Electric Co. Ltd. (2) 53,000 1,594,091
Hitachi Ltd. (2)(a) 5,600 154,986
Honda Motor Co. Ltd. (2) 21,600 194,568
Hoya Corp. (2) 6,100 983,938
Idemitsu Kosan Co. Ltd. (2) 246,000 1,817,281
Japan Post Bank Co. Ltd. (2) 192,200 3,658,018
Japan Post Holdings Co. Ltd. (2) 76,900 1,033,625

Schedule of Investments
June 30, 2026 (Unaudited)
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 8.4% (continued)
Kawasaki Kisen Kaisha Ltd. (2) 4,400 67,441
Kioxia Holdings Corp. (2)* 2,500 1,453,075
Kokusai Electric Corp. (2) 9,000 618,527
Kyowa Kirin Co. Ltd. (2) 800 12,733
LY Corp. (2) 398,800 1,061,431
MEIJI Holdings Co. Ltd. (2)(a) 6,400 148,673
Mitsubishi Heavy Industries Ltd. (2)
(a) 76,000 1,726,925
Mitsubishi UFJ Financial Group,
Inc. (2) 46,400 924,424
Mitsui OSK Lines Ltd. (2) 28,000 896,965
Mizuho Financial Group, Inc. (2) 34,200 1,642,585
Murata Manufacturing Co. Ltd. (2) 61,300 4,400,408
Nexon Co. Ltd. (2) 194,800 2,588,909
Nippon Steel Corp. (2) 187,800 622,206
Nippon Yusen KK (2) 105,400 3,409,098
NTT, Inc. (2)(a) 960,400 854,304
Ono Pharmaceutical Co. Ltd. (2) 59,200 870,208
Recruit Holdings Co. Ltd. (2) 50,600 3,520,696
Resona Holdings, Inc. (2) 54,300 707,966
Rohm Co. Ltd. (2) 31,200 1,055,013
Shionogi & Co. Ltd. (2) 58,100 992,727
SoftBank Corp. (2) 502,600 641,785
Sony Group Corp. (2)(a) 34,100 686,231
Subaru Corp. (2) 11,100 162,396
Sumitomo Metal Mining Co. Ltd. (2) 20,800 964,718
Sumitomo Mitsui Financial Group,
Inc. (2) 5,200 203,835
Sumitomo Mitsui Trust Group, Inc.
(2) 19,700 735,598
Tokyo Electron Ltd. (2) 3,400 1,648,504
Tokyo Gas Co. Ltd. (2) 11,500 435,456
Toyota Motor Corp. (2)(a) 88,800 1,487,623
52,001,943
Mexico - 0 .1%
Fresnillo plc (2) 14,980 545,531
Netherlands - 2 .5%
ABN AMRO Bank NV, CVA (2)(c) 4,528 192,584
Argenx SE (2)* 803 744,272
ASML Holding NV (2) 5,020 9,940,483
ING Groep NV (2) 27,159 856,957
NN Group NV (2) 42,803 3,752,492
15,486,788
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Singapore - 0 .3%
Sea Ltd., ADR *(a) 17,439 1,671,179
Spain - 1 .7%
Banco Bilbao Vizcaya Argentaria
SA (2) 52,829 1,330,066
Banco Santander SA (2) 339,108 4,706,770
CaixaBank SA (2) 152,599 2,162,048
Repsol SA (2) 76,117 1,901,754
10,100,638
INVESTMENTS SHARES VALUE ($)
Sweden - 0 .2%
Boliden AB (2) 8,667 489,716
Evolution AB (2)*(c) 2,358 161,864
Swedbank AB, Class A (2) 14,670 548,011
1,199,591
Switzerland - 0 .5%
ABB Ltd. (Registered) (2)(a) 4,246 461,877
Galderma Group AG (2) 2,039 463,766
Nestle SA (Registered) (2)(a) 7,426 761,649
TE Connectivity plc 2,349 473,582
Zurich Insurance Group AG (2) 1,485 1,098,354
3,259,228
United Kingdom - 4 .1%
AstraZeneca plc (2)(a) 889 165,980
Barclays plc (2) 744,927 4,991,756
Harbour Energy plc (2) 83,839 237,524
HSBC Holdings plc (2) 9,894 187,089
International Consolidated Airlines
Group SA (2) 178,194 1,131,201
Lloyds Banking Group plc (2) 333,294 487,785
NatWest Group plc (2) 637,667 5,626,744
Rolls-Royce Holdings plc (2)(a) 366,259 7,021,054
TechnipFMC plc 52,707 3,494,474
Vodafone Group plc (2) 1,209,796 1,601,241
24,944,848
United States - 85 .0%
Abercrombie & Fitch Co., Class A * 6,511 586,055
Accenture plc, Class A 3,343 416,003
Acuity, Inc. 4,966 1,870,494
Adobe, Inc. *(a)(b) 5,229 1,072,050
Advanced Energy Industries, Inc.
(a)(b) 5,313 1,981,058
Advanced Micro Devices, Inc. *(a)
(b) 10,212 5,932,253
Airbnb, Inc., Class A * 44,652 6,389,701
Albemarle Corp. (a)(b) 2,273 306,923
Alcoa Corp. (a)(b) 5,900 307,626
Allstate Corp. (The) (a)(b) 798 189,876
Alphabet, Inc., Class A (a) 27,553 9,846,615
Alphabet, Inc., Class C (a) 29,822 10,537,006
Altria Group, Inc. (a)(b) 45,534 3,276,171
Amazon.com, Inc. *(a)(b) 60,530 14,426,719
American Airlines Group, Inc. *(a)
(b) 57,224 1,034,038
American International Group, Inc. 33,920 2,528,058
Ameriprise Financial, Inc. 5,222 2,395,645
Antero Resources Corp. * 13,540 475,796
Aon plc, Class A 3,844 1,275,016
APA Corp. 4,562 148,584
Apple, Inc. (a)(b) 67,776 19,611,662
Applied Materials, Inc. 3,241 2,343,243
Arista Networks, Inc. * 10,872 1,846,935
Arrow Electronics, Inc. * 768 163,899
AT&T, Inc. (a)(b) 7,476 154,753
Atlassian Corp., Class A *(a)(b) 26,914 2,093,640
Bank of America Corp. 102,061 5,815,436
Bank of New York Mellon Corp.
(The) (a) 1,280 185,101

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 85.0% (continued)
Berkshire Hathaway, Inc., Class B
*(a) 9,228 4,617,599
BJ's Wholesale Club Holdings, Inc.
*(a)(b) 1,087 94,808
Blackrock, Inc. (a)(b) 3,868 3,719,314
Bloom Energy Corp., Class A *(a)(b) 3,537 1,070,650
Boeing Co. (The) *(a)(b) 13,788 2,984,688
Booking Holdings, Inc. (a) 34,616 6,169,956
Booz Allen Hamilton Holding Corp.,
Class A 7,010 425,297
Boston Scientific Corp. *(a)(b) 22,927 978,524
BP plc (2) 24,872 153,305
Bristol-Myers Squibb Co. 111,435 6,420,885
Broadcom, Inc. 29,749 11,237,684
Broadridge Financial Solutions, Inc. 4,896 670,507
Capital One Financial Corp. (a) 24,649 4,945,082
Carnival Corp. Ltd. 19,202 548,601
Carpenter Technology Corp. 6,187 3,816,389
CDW Corp. (a)(b) 6,137 863,108
Celsius Holdings, Inc. *(a)(b) 5,925 173,484
Centene Corp. * 96,187 6,174,244
Charles Schwab Corp. (The) (a) 22,197 2,048,117
Charter Communications, Inc.,
Class A *(a)(b) 9,114 1,296,102
Chemed Corp. (a)(b) 3,640 1,695,294
Chevron Corp. (a)(b) 24,876 4,123,446
Chubb Ltd. 20,055 6,833,541
Ciena Corp. *(a)(b) 1,518 744,670
Cigna Group (The) (a)(b) 6,032 1,662,902
Citigroup, Inc. 20,476 2,865,821
Cloudflare, Inc., Class A *(a)(b) 6,184 1,516,812
CME Group, Inc. (a)(b) 599 132,277
Coherent Corp. *(a)(b) 608 239,838
Comfort Systems USA, Inc. 2,783 5,515,767
Commvault Systems, Inc. *(a)(b) 4,660 660,462
ConocoPhillips (a)(b) 9,803 1,019,120
Constellation Energy Corp. (a)(b) 1,521 377,771
Corcept Therapeutics, Inc. *(a)(b) 18,430 1,602,489
CoreWeave, Inc., Class A *(a)(b) 139 13,836
Corpay, Inc. *(a)(b) 802 267,283
Costco Wholesale Corp. 3,092 2,892,473
Danaher Corp. 11,904 2,267,474
Delta Air Lines, Inc. 21,692 2,031,673
Docusign, Inc., Class A * 45,843 2,036,346
Dollar General Corp. 17,730 2,040,900
Dow, Inc. (a)(b) 56,213 1,537,988
DraftKings, Inc., Class A *(a)(b) 67,237 1,698,407
Duolingo, Inc., Class A *(a)(b) 18,923 2,176,523
Dynatrace, Inc. * 7,468 327,920
Edison International (a) 13,051 971,647
Elastic NV *(a)(b) 53,484 3,049,658
Eli Lilly & Co. (a)(b) 3,142 3,768,609
EOG Resources, Inc. 35,023 4,543,534
EQT Corp. (a)(b) 3,241 172,324
Equifax, Inc. (a)(b) 9,656 1,532,600
Evercore, Inc., Class A 3,876 1,323,421
Everest Group Ltd. 1,092 390,095
Exelixis, Inc. * 22,211 1,208,501
Expand Energy Corp. 32,222 2,938,324
Expedia Group, Inc. (a)(b) 9,020 2,308,038
INVESTMENTS SHARES VALUE ($)
United States - 85.0% (continued)
Exxon Mobil Corp. (a)(b) 48,636 6,649,514
FactSet Research Systems, Inc.
(a)(b) 8,986 2,067,499
FedEx Corp. (a)(b) 2,993 937,198
Fidelity National Financial, Inc. (a)
(b) 3,466 163,457
Fidelity National Information
Services, Inc. (a)(b) 6,379 248,016
Five Below, Inc. *(a)(b) 3,745 673,314
Fortinet, Inc. * 23,355 3,587,795
Freeport-McMoRan, Inc. (a) 44,951 2,826,968
Gap, Inc. (The) 24,461 456,931
Gartner, Inc. *(a)(b) 24,266 3,145,359
GE Aerospace (a) 24,152 9,026,326
GE Vernova, Inc. 6,622 7,779,923
General Dynamics Corp. (a) 3,651 1,293,330
General Motors Co. 39,347 3,032,867
Genpact Ltd. 17,436 479,490
GoDaddy, Inc., Class A * 8,676 736,419
Goldman Sachs Group, Inc. (The)
(a)(b) 170 171,933
H&R Block, Inc. 112,722 4,292,454
Haemonetics Corp. *(a)(b) 4,792 359,400
Halliburton Co. (a)(b) 10,323 350,466
HCA Healthcare, Inc. (a) 443 172,721
Hilton Worldwide Holdings, Inc. (a)
(b) 552 182,414
HP, Inc. 10,079 221,133
HubSpot, Inc. *(a)(b) 7,390 1,348,749
Inspire Medical Systems, Inc. *(a)
(b) 4,194 187,094
Insulet Corp. * 2,245 341,801
Intel Corp. * 34,562 4,825,892
International Business Machines
Corp. (a)(b) 18,217 5,122,803
Intuit, Inc. 3,516 917,676
Iridium Communications, Inc. (a)(b) 10,351 567,752
Jabil, Inc. 2,068 797,173
Jazz Pharmaceuticals plc * 5,455 1,314,491
Jefferies Financial Group, Inc. (a)(b) 39,697 1,984,056
JPMorgan Chase & Co. 5,851 1,915,208
Kinder Morgan, Inc. (a)(b) 5,258 168,098
KKR & Co., Inc. (a)(b) 13,862 1,272,254
KLA Corp. 7,910 2,386,526
Kyndryl Holdings, Inc. * 14,648 165,669
Lam Research Corp. (a)(b) 6,773 2,934,944
Las Vegas Sands Corp. (a)(b) 5,739 265,084
Leonardo DRS, Inc. (a)(b) 13,698 584,494
Lockheed Martin Corp. (a)(b) 6,091 3,103,121
Lumentum Holdings, Inc. *(a)(b) 1,139 977,330
LyondellBasell Industries NV, Class
A (a)(b) 21,559 1,135,081
Manhattan Associates, Inc. * 2,269 315,958
MarketAxess Holdings, Inc. (a)(b) 4,563 517,855
Marsh & McLennan Cos., Inc. 3,675 612,512
Mastercard, Inc., Class A (a) 342 175,651
McDonald's Corp. (a)(b) 6,135 1,658,352
Medpace Holdings, Inc. *(a)(b) 2,269 1,201,640
Merck & Co., Inc. (a)(b) 9,661 1,241,439
Meta Platforms, Inc., Class A (a) 8,557 4,820,073

Schedule of Investments
June 30, 2026 (Unaudited)
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 85.0% (continued)
MetLife, Inc. (a)(b) 11,048 934,771
Micron Technology, Inc. (a)(b) 11,718 13,525,969
Microsoft Corp. 56,815 21,193,130
MKS, Inc. (a)(b) 2,300 1,023,040
MongoDB, Inc., Class A * 6,013 2,019,767
Morgan Stanley (a)(b) 913 190,854
Mosaic Co. (The) (a)(b) 57,325 1,214,717
MSCI, Inc., Class A 284 159,051
Mueller Industries, Inc. (a)(b) 3,984 489,753
Natera, Inc. * 1,134 307,824
nCino, Inc. *(a)(b) 21,211 346,800
Netflix, Inc. *(a)(b) 1,919 137,017
New York Times Co. (The), Class A 29,882 2,091,142
Newmont Corp. (a) 34,690 3,240,046
Nexstar Media Group, Inc., Class
A (a)(b) 1,243 221,987
Novartis AG (Registered) (2)(a) 25,503 3,985,925
Nutanix, Inc., Class A * 33,477 1,705,988
nVent Electric plc 2,393 405,877
NVIDIA Corp. 125,543 25,119,898
Occidental Petroleum Corp. 19,853 964,260
OneMain Holdings, Inc. 24,479 1,492,485
Oracle Corp. (a)(b) 4,486 657,423
Oshkosh Corp. 5,407 829,866
Palantir Technologies, Inc., Class
A *(a)(b) 22,677 2,645,726
Parker-Hannifin Corp. (a)(b) 1,712 1,674,541
Paylocity Holding Corp. * 1,553 162,335
PBF Energy, Inc., Class A 4,652 211,759
Penn Entertainment, Inc. * 38,710 826,846
PepsiCo, Inc. (a) 1,173 158,824
Permian Resources Corp., Class
A (a)(b) 8,769 161,437
Pfizer, Inc. (a) 37,938 913,547
PG&E Corp. (a) 126,329 2,124,854
Philip Morris International, Inc. (a) 2,815 509,262
Phillips 66 1,047 176,995
Planet Fitness, Inc., Class A *(a)(b) 28,010 1,461,282
PNC Financial Services Group, Inc.
(The) 13,588 3,345,637
Pool Corp. 923 198,353
Procter & Gamble Co. (The) (a)(b) 1,143 167,610
Progressive Corp. (The) 2,891 631,539
Prudential Financial, Inc. 6,946 749,682
QUALCOMM, Inc. (a)(b) 1,281 236,716
Reddit, Inc., Class A *(a)(b) 2,749 477,171
Regeneron Pharmaceuticals, Inc. 4,265 2,659,398
ROBLOX Corp., Class A *(a)(b) 64,125 3,487,118
Roche Holding AG (2)(a) 930 382,310
Roche Holding AG (2) 386 161,718
Rocket Lab Corp. *(a)(b) 2,064 209,806
Royal Caribbean Cruises Ltd. (a)(b) 2,905 922,425
Rubrik, Inc., Class A * 36,706 2,946,758
S&P Global, Inc. (a) 2,753 1,121,187
Sandisk Corp. * 375 852,649
Sanofi SA (2) 36,468 3,118,147
Seagate Technology Holdings plc
(a)(b) 7,628 7,361,020
Selective Insurance Group, Inc. 1,918 186,065
Shell plc (2) 91,425 3,552,318
INVESTMENTS SHARES VALUE ($)
United States - 85.0% (continued)
Snowflake, Inc., Class A * 24,377 6,203,947
Southwest Airlines Co. 9,162 471,110
SS&C Technologies Holdings, Inc. 9,299 577,003
Super Micro Computer, Inc. *(a)(b) 22,734 666,788
Swiss Re AG (2) 1,098 174,527
Synopsys, Inc. *(a)(b) 4,480 1,998,394
Take-Two Interactive Software, Inc.
*(a)(b) 8,767 2,191,575
Teradata Corp. *(a)(b) 773 26,784
Teradyne, Inc. 8,582 4,152,315
Tesla, Inc. *(a)(b) 13,890 5,842,134
Tetra Tech, Inc. 1,770 51,135
Texas Instruments, Inc. (a)(b) 3,322 990,189
Texas Roadhouse, Inc., Class A 7,420 1,433,767
Thermo Fisher Scientific, Inc. 363 181,994
TJX Cos., Inc. (The) (a) 1,101 166,802
T-Mobile US, Inc. 9,079 1,522,821
Travelers Cos., Inc. (The) 9,674 3,193,581
TTM Technologies, Inc. * 5,841 1,092,384
Uber Technologies, Inc. *(a)(b) 11,882 857,405
United Airlines Holdings, Inc. *(a)(b) 6,727 914,805
United Parcel Service, Inc., Class
B (a)(b) 15,234 1,637,655
UnitedHealth Group, Inc. (a)(b) 10,019 4,164,197
Unity Software, Inc. * 27,867 796,439
Universal Display Corp. (a)(b) 1,783 154,390
US Bancorp 3,069 185,368
Valero Energy Corp. 2,814 732,878
Veeva Systems, Inc., Class A *(a)
(b) 7,563 1,342,206
VeriSign, Inc. 21,164 5,324,016
Verizon Communications, Inc. (a) 10,702 453,123
Versant Media Group, Inc. 33,083 1,191,319
Vertex Pharmaceuticals, Inc. *(a)(b) 1,282 636,808
Vertiv Holdings Co., Class A 6,553 2,194,075
Vicor Corp. * 93 35,320
Viking Holdings Ltd. * 43,728 4,577,010
Visa, Inc., Class A (a) 9,906 3,398,650
Walmart, Inc. (a) 18,831 2,132,799
Walt Disney Co. (The) (a) 20,361 1,959,746
Waste Connections, Inc. 7,141 1,190,333
Wells Fargo & Co. (a)(b) 49,606 4,099,440
Western Alliance Bancorp (a)(b) 18,990 1,560,978
Western Digital Corp. (a)(b) 10,125 6,467,040
Zoom Communications, Inc., Class
A * 7,965 687,459
519,503,521
TOTAL COMMON STOCKS
(Cost $533,105,742) 718,966,877
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)
(Cost $336,619) 3,061 245,557

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 7.0%
INVESTMENT COMPANIES - 7 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 14,270,710 14,270,710
Limited Purpose Cash Investment
Fund, 3.64% (d) 28,241,522 28,241,522
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,511,071) 42,512,232
TOTAL LONG POSITIONS
(Cost $575,953,432) 761,724,666
SHORT POSITIONS - (27.9)%
COMMON STOCKS - (27.9)%
Australia - ( 1 .3 ) %
Cochlear Ltd. (2) (24,019) (2,017,495)
Endeavour Group Ltd. (2) (247,884) (557,581)
IREN Ltd. (2,392) (109,386)
NEXTDC Ltd. (2) (80,762) (818,194)
Ramsay Health Care Ltd. (2) (26,231) (798,494)
SGH Ltd. (2) (31,201) (1,007,818)
Treasury Wine Estates Ltd. (2) (265,207) (877,403)
Washington H Soul Pattinson & Co.
Ltd. (2) (37,951) (1,213,094)
Westpac Banking Corp. (2) (31,175) (759,600)
(8,159,065)
Belgium - ( 0 .1 ) %
Financiere de Tubize SA (2) (1,544) (407,906)
Canada - ( 1 .6 ) %
Brookfield Asset Management Ltd.,
Class A (56,075) (2,515,419)
Brookfield Renewable Corp. (13,761) (511,532)
G Mining Ventures Corp. (49,248) (1,442,108)
Gildan Activewear, Inc. (42,003) (2,165,527)
NexGen Energy Ltd. (14,259) (133,918)
Open Text Corp. (30,716) (679,834)
RB Global, Inc. (3,880) (451,702)
Restaurant Brands International,
Inc. (29,822) (2,163,081)
(10,063,121)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (65,462) (512,803)
Denmark - ( 0 .0 ) % †
Ambu A/S, Class B (2) (4,758) (44,444)
France - ( 0 .2 ) %
Amundi SA (2)(c) (490) (47,037)
Kering SA (2) (1,651) (467,013)
Publicis Groupe SA (2) (648) (64,037)
Sartorius Stedim Biotech (2) (556) (115,288)
SEB SA (2) (418) (22,030)
Vivendi SE (2) (148,506) (366,802)
(1,082,207)
INVESTMENTS SHARES VALUE ($)
Germany - ( 0 .8 ) %
Continental AG (2) (30,024) (2,484,339)
Freenet AG (2) (3,167) (81,633)
Nemetschek SE (2) (8,072) (491,433)
Schaeffler AG (2) (10,199) (99,272)
Scout24 SE (2)(c) (17,777) (1,471,129)
(4,627,806)
Italy - ( 0 .3 ) %
Banca Generali SpA (2) (2,789) (208,218)
Davide Campari-Milano NV (2) (206,445) (1,286,049)
Moncler SpA (2) (7,104) (413,433)
(1,907,700)
Japan - ( 2 .8 ) %
Capcom Co. Ltd. (2) (56,100) (1,031,981)
Ebara Corp. (2) (65,900) (2,580,811)
Hirose Electric Co. Ltd. (2) (1,100) (197,531)
Ibiden Co. Ltd. (2) (3,400) (513,336)
Isuzu Motors Ltd. (2) (37,200) (495,363)
Kawasaki Heavy Industries Ltd. (2) (41,500) (751,028)
Keyence Corp. (2) (1,800) (909,877)
Kubota Corp. (2) (147,800) (2,473,061)
Lasertec Corp. (2) (3,700) (1,175,262)
Oriental Land Co. Ltd. (2) (58,700) (893,881)
Rakuten Bank Ltd. (2) (11,600) (371,317)
Ryohin Keikaku Co. Ltd. (2) (33,900) (740,988)
Sanrio Co. Ltd. (224,000) (1,515,422)
Seibu Holdings, Inc. (2) (14,900) (291,888)
SoftBank Group Corp. (2) (25,100) (931,042)
Tokyo Ohka Kogyo Co. Ltd. (2) (2,400) (170,512)
Toyota Tsusho Corp. (2) (33,100) (1,232,053)
Yaskawa Electric Corp. (2) (17,400) (767,478)
(17,042,831)
Luxembourg - ( 0 .0 ) % †
Eurofins Scientific SE (2) (1,790) (140,076)
Netherlands - ( 0 .1 ) %
EXOR NV (2) (2,192) (167,934)
Heineken Holding NV (2) (2,318) (176,515)
Koninklijke Philips NV (2) (135) (3,671)
Magnum Ice Cream Co. NV (The) (10,115) (176,089)
(524,209)
Singapore - ( 0 .4 ) %
Grab Holdings Ltd., Class A (685,410) (2,583,996)
Spain - ( 0 .1 ) %
Fluidra SA (2) (16,753) (379,121)
United Kingdom - ( 0 .6 ) %
3i Group plc (2) (7,644) (251,365)
Aberdeen Group plc (2) (34,546) (109,181)
Barratt Redrow plc (2) (38,773) (144,599)
Burberry Group plc (2) (98,133) (1,386,354)
Entain plc (2) (34,972) (259,153)
Halma plc (2) (15,648) (817,896)
ICG plc (2) (7,178) (160,882)
Ocado Group plc (2) (16,847) (40,046)
Rightmove plc (2) (20,327) (118,246)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (0.6)% (continued)
Wise Group plc, Class A (2) (22,780) (273,075)
(3,560,797)
United States - ( 19 .5 ) %
AAON, Inc. (11,879) (1,506,970)
AeroVironment, Inc. (1,975) (326,013)
Affirm Holdings, Inc., Class A (4,936) (402,531)
Agree Realty Corp., REIT (7,174) (543,359)
Amcor plc (21,707) (940,998)
American Healthcare REIT, Inc.,
REIT (44,755) (2,333,973)
AppLovin Corp., Class A (1,756) (904,744)
AST SpaceMobile, Inc. (2,526) (224,460)
Astera Labs, Inc. (5,131) (2,478,376)
Aurora Innovation, Inc. (210,470) (1,435,405)
Axon Enterprise, Inc. (4,614) (2,586,655)
Baxter International, Inc. (22,044) (469,978)
Bio-Rad Laboratories, Inc., Class A (2,919) (857,048)
Bio-Techne Corp. (45,937) (3,245,448)
BorgWarner, Inc. (10,502) (697,333)
Brown-Forman Corp., Class B (34,421) (917,320)
Carvana Co., Class A (17,448) (1,148,427)
Cava Group, Inc. (7,999) (627,762)
Celanese Corp., Class A (9,570) (440,220)
CenterPoint Energy, Inc. (5,615) (247,285)
CF Industries Holdings, Inc. (3,854) (417,234)
Charles River Laboratories
International, Inc. (5,732) (1,299,960)
Clearway Energy, Inc., Class C (26,645) (910,726)
Cleveland-Cliffs, Inc. (41,844) (392,915)
Cognex Corp. (33,846) (2,451,127)
Coinbase Global, Inc., Class A (8,280) (1,210,453)
Constellation Brands, Inc., Class A (2,676) (372,205)
Crocs, Inc. (5,409) (652,542)
Crown Castle, Inc., REIT (8,691) (658,169)
Cytokinetics, Inc. (14,968) (1,275,124)
Devon Energy Corp. (36,867) (1,523,344)
Dick's Sporting Goods, Inc. (3,554) (806,083)
Digital Realty Trust, Inc., REIT (9,064) (1,627,713)
Donaldson Co., Inc. (1,996) (179,181)
Dycom Industries, Inc. (1,529) (773,047)
Eaton Corp. plc (3,292) (1,402,787)
EchoStar Corp., Class A (6,768) (686,952)
Elanco Animal Health, Inc. (68,892) (1,695,432)
Element Solutions, Inc. (48,627) (2,321,939)
elf Beauty, Inc. (2,926) (216,524)
Equity Residential, REIT (22,596) (1,534,946)
Etsy, Inc. (22,386) (1,686,337)
Everpure, Inc., Class A (3,102) (244,407)
Fifth Third Bancorp (8,873) (500,171)
First Solar, Inc. (4,160) (981,594)
Flowserve Corp. (18,376) (1,362,764)
Fortune Brands Innovations, Inc. (30,035) (1,648,922)
GATX Corp. (1,035) (183,392)
GFL Environmental, Inc. (18,942) (696,510)
Goodyear Tire & Rubber Co. (The) (66,246) (437,224)
GXO Logistics, Inc. (5,207) (263,995)
Hecla Mining Co. (10,665) (164,561)
Hershey Co. (The) (2,409) (422,659)
Hexcel Corp. (1,815) (181,609)
INVESTMENTS SHARES VALUE ($)
United States - (19.5)% (continued)
Highwoods Properties, Inc., REIT (29,751) (897,290)
Hims & Hers Health, Inc. (39,321) (1,363,259)
IDEXX Laboratories, Inc. (2,653) (1,396,645)
Ingersoll Rand, Inc. (12,234) (1,003,066)
International Flavors & Fragrances,
Inc. (2,104) (166,679)
IonQ, Inc. (46,160) (2,458,482)
Karman Holdings, Inc. (1,132) (56,509)
KB Home (6,875) (430,306)
Keurig Dr Pepper, Inc. (72,626) (2,377,049)
Lantheus Holdings, Inc. (15,059) (1,670,645)
Lowe's Cos., Inc. (12,236) (2,697,916)
MGM Resorts International (8,004) (382,671)
Mondelez International, Inc., Class
A (43,884) (2,538,251)
Monolithic Power Systems, Inc. (285) (393,973)
Nextpower, Inc., Class A (13,479) (1,605,888)
NIKE, Inc., Class B (48,729) (2,000,325)
Norwegian Cruise Line Holdings
Ltd. (73,346) (1,548,334)
Novanta, Inc. (10,052) (1,630,836)
Onto Innovation, Inc. (395) (149,488)
Ormat Technologies, Inc. (16,849) (1,834,856)
Public Storage, REIT (8,575) (2,729,508)
QIAGEN NV (2) (45,033) (1,742,063)
Quanta Services, Inc. (2,343) (1,687,054)
Ralliant Corp. (14,383) (1,059,020)
Regal Rexnord Corp. (1,428) (340,135)
Repligen Corp. (13,196) (1,800,462)
Revvity, Inc. (5,424) (603,474)
Rivian Automotive, Inc., Class A (149,618) (2,595,872)
Robinhood Markets, Inc., Class A (8,660) (868,425)
Rocket Cos., Inc., Class A (31,716) (499,527)
SailPoint, Inc. (71,928) (1,053,026)
Samsara, Inc., Class A (38,727) (1,255,917)
Simon Property Group, Inc., REIT (989) (221,190)
SLB Ltd. (25,827) (1,200,697)
SoFi Technologies, Inc. (109,450) (1,962,439)
Somnigroup International, Inc. (26,531) (2,080,030)
Summit Therapeutics, Inc. (71,620) (1,043,503)
Talen Energy Corp. (2,699) (1,037,118)
Teleflex, Inc. (1,954) (247,689)
Thor Industries, Inc. (479) (36,002)
Trade Desk, Inc. (The), Class A (10,097) (182,554)
Trex Co., Inc. (14,790) (740,092)
Twilio, Inc., Class A (7,409) (1,528,699)
Ubiquiti, Inc. (695) (371,151)
Versigent plc (7,666) (322,049)
Viatris, Inc. (61,651) (979,018)
Visteon Corp. (4,079) (404,678)
Waters Corp. (7,154) (2,683,036)
Welltower, Inc., REIT (3,737) (848,187)
WEX, Inc. (8,960) (1,264,166)
Williams-Sonoma, Inc. (1,117) (260,373)
Wingstop, Inc. (15,810) (2,741,612)
Wynn Resorts Ltd. (14,705) (1,427,708)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (19.5)% (continued)
XPO, Inc. (6,197) (1,272,182)
(119,207,977)
TOTAL COMMON STOCKS
(Proceeds $(162,658,940))                                                     (170,244,059)
TOTAL SHORT POSITIONS
(Proceeds $(162,658,940)) (170,244,059)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.9%
(Cost $413,294,492) 591,480,607
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.1%
‡
19,052,310
NET ASSETS - 100.0% 610,532,917
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 43,765,501 7 .2%
Consumer Discretionary 31,807,104 5 .2
Consumer Staples 2,398,961 0 .4
Energy 52,517,921 8 .5
Financials 120,160,621 19 .7
Health Care 29,612,628 4 .9
Industrials 57,562,674 9 .4
Information Technology 193,739,301 31 .8
Materials 27,828,116 4 .5
Real Estate (11,394,335) ( 1 .9 )
Utilities 969,883 0 .2
Investment Companies 42,512,232 7 .0
Total Investments In Securities
At Value 591,480,607 96 .9
Other Assets in Excess of
Liabilities ‡ 19,052,310 3 .1
Net Assets
$ 610,532,917 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $185,130,024, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $124,025,423.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $620,944 of investments in securities and
$(1,518,166) of securities sold short, which represents 0.10% and (0.25)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
June 30, 2026 (Unaudited)
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/17/2026 EUR 12,767,718 $ 51,684
MSCI Italy Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.09%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 2,750,903 112,586
MSCI Netherlands
Net Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 8,589,851 965,619
MSCI Singapore Net
Return Index
Decreases in
total return of
reference
entity
and pays the
SORA plus
or minus a
specified
spread
(0.90%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 SGD 505,970 20,592
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 SEK 77,125,068 212,226
Total unrealized appreciation 1,362,707
Swiss Market Index
September Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 09/18/2026 CHF (2,701,230) (109,184)

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR
Monthly JPMC 09/16/2026 AUD (12,331,785) $ (129,684)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 2,164,311 (7,843)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 HKD 55,374,206 (100,895)
MSCI Spain Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.10%)
Monthly JPMC 09/16/2026 EUR (86,090) (8,209)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread (0.32%)
Monthly JPMC 09/16/2026 CHF (220,488) (15,076)
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(1.05%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 ILS 5,297,792 (55,053)
Total unrealized depreciation (425,944)
Net unrealized appreciation $ 936,763

Schedule of Investments
June 30, 2026 (Unaudited)
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2026

(Continued)
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 57 7/2026 EUR $ 5,477,282 $ 10,515
MSCI Singapore Index 82 7/2026 SGD 3,032,495 (7,586)
OMXS30 Index 380 7/2026 SEK 12,607,424 231,681
FTSE 100 Index 37 9/2026 GBP 5,173,626 5,345
FTSE/MIB Index 24 9/2026 EUR 7,113,371 (71,516)
S&P 500 E-Mini Index 149 9/2026 USD 56,234,462 398,752
TOPIX Index 163 9/2026 JPY 40,129,709 1,204,732
Total of long contracts 1,771,923
Short Contracts
IBEX 35 Index (76) 7/2026 EUR (16,843,542) (280,050)
DAX Index (35) 9/2026 EUR (25,130,344) (19,301)
S&P/TSX 60 Index (77) 9/2026 CAD (22,321,721) 372
SPI 200 Index (297) 9/2026 AUD (45,114,772) 575,368
Total of short contracts 276,389
Net unrealized appreciation $ 2,048,312
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,642,500 USD 1,131,470 CITI 9/16/2026 $ 4,136
AUD 1,642,500 USD 1,131,468 JPMC 9/16/2026 4,139
DKK 551,500 USD 84,322 CITI 9/16/2026 332
DKK 551,500 USD 84,322 JPMC 9/16/2026 333
EUR 403,500 USD 462,518 CITI 9/16/2026 19
EUR 403,500 USD 462,517 JPMC 9/16/2026 20
GBP 434,500 USD 574,104 CITI 9/16/2026 2,237
GBP 434,500 USD 574,103 JPMC 9/16/2026 2,238
ILS 3,502 USD 1,172 CITI 9/16/2026 7
ILS 3,499 USD 1,171 JPMC 9/16/2026 7
SEK 49,000,001 USD 5,066,230 CITI 9/16/2026 9,115
SEK 48,999,999 USD 5,066,220 JPMC 9/16/2026 9,125
USD 14,913,265 AUD 21,008,000 CITI 9/16/2026 388,561
USD 14,913,295 AUD 21,008,000 JPMC 9/16/2026 388,591
USD 91,544 CAD 126,001 CITI 9/16/2026 2,394
USD 91,543 CAD 125,999 JPMC 9/16/2026 2,394
USD 45,111,547 CHF 35,053,500 CITI 9/16/2026 1,355,335
USD 45,113,352 CHF 35,053,500 JPMC 9/16/2026 1,357,140
USD 876,097 DKK 5,600,000 CITI 9/16/2026 16,507
USD 876,098 DKK 5,600,000 JPMC 9/16/2026 16,508
USD 5,857,393 EUR 5,043,000 CITI 9/16/2026 76,544
USD 5,857,405 EUR 5,043,000 JPMC 9/16/2026 76,556
USD 58,338,655 GBP 43,381,188 CITI 9/16/2026 795,854
USD 58,338,957 GBP 43,381,188 JPMC 9/16/2026 796,157
USD 273,137 HKD 2,134,000 CITI 9/16/2026 297
USD 273,138 HKD 2,134,000 JPMC 9/16/2026 297
USD 28,281 ILS 80,501 CITI 9/16/2026 1,176
USD 28,280 ILS 80,499 JPMC 9/16/2026 1,176
USD 10,153,004 JPY 1,600,000,000 CITI 9/16/2026 250,793
USD 10,153,024 JPY 1,600,000,000 JPMC 9/16/2026 250,813
USD 12,403,046 NOK 117,000,001 CITI 9/16/2026 595,895

AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
AQR GLOBAL FUND (FORMERLY KNOWN AS AQR GLOBAL EQUITY FUND)
Schedule of Investments
June 30, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 12,403,070 NOK 116,999,999 JPMC 9/16/2026 $ 595,920
USD 3,094,218 NZD 5,304,499 CITI 9/16/2026 73,661
USD 3,094,225 NZD 5,304,501 JPMC 9/16/2026 73,667
USD 42,739,909 SEK 399,108,954 CITI 9/16/2026 1,400,813
USD 42,757,549 SEK 399,108,953 JPMC 9/16/2026 1,418,454
USD 100,438 SGD 128,500 CITI 9/16/2026 569
USD 100,438 SGD 128,500 JPMC 9/16/2026 569
Total unrealized appreciation 9,968,349
AUD 4,299,849 USD 3,099,334 CITI 9/16/2026 (126,466)
AUD 4,299,848 USD 3,099,327 JPMC 9/16/2026 (126,457)
CAD 53,269,976 USD 39,067,752 CITI 9/16/2026 (1,377,149)
CAD 53,269,974 USD 39,067,673 JPMC 9/16/2026 (1,377,070)
CHF 684,000 USD 864,435 CITI 9/16/2026 (10,619)
CHF 684,000 USD 864,433 JPMC 9/16/2026 (10,617)
DKK 1,459,000 USD 225,906 CITI 9/16/2026 (1,953)
DKK 1,459,000 USD 225,905 JPMC 9/16/2026 (1,952)
EUR 45,036,000 USD 52,806,717 CITI 9/16/2026 (1,181,435)
EUR 45,036,000 USD 52,806,654 JPMC 9/16/2026 (1,181,371)
GBP 2,728,500 USD 3,648,958 CITI 9/16/2026 (29,749)
GBP 2,728,500 USD 3,648,951 JPMC 9/16/2026 (29,743)
HKD 12,453,875 USD 1,596,155 CITI 9/16/2026 (3,878)
HKD 12,453,875 USD 1,596,152 JPMC 9/16/2026 (3,876)
ILS 2,643,499 USD 909,256 CITI 9/16/2026 (19,188)
ILS 2,643,499 USD 909,161 JPMC 9/16/2026 (19,094)
JPY 8,668,785,281 USD 55,183,052 CITI 9/16/2026 (1,532,962)
JPY 8,668,785,281 USD 55,182,942 JPMC 9/16/2026 (1,532,853)
NOK 37,017,917 USD 3,977,241 CITI 9/16/2026 (241,547)
NOK 37,017,916 USD 3,977,517 JPMC 9/16/2026 (241,822)
NZD 21,584,429 USD 12,723,241 CITI 9/16/2026 (432,354)
NZD 21,584,430 USD 12,723,216 JPMC 9/16/2026 (432,328)
SEK 36,500,000 USD 3,899,569 CITI 9/16/2026 (118,955)
SEK 36,500,000 USD 3,899,562 JPMC 9/16/2026 (118,947)
SGD 2,329,862 USD 1,839,746 CITI 9/16/2026 (29,006)
SGD 2,329,862 USD 1,839,740 JPMC 9/16/2026 (29,002)
USD 1,337,522 CHF 1,072,500 CITI 9/16/2026 (1,247)
USD 1,337,525 CHF 1,072,500 JPMC 9/16/2026 (1,244)
USD 668,649 EUR 584,500 CITI 9/16/2026 (1,370)
USD 668,651 EUR 584,500 JPMC 9/16/2026 (1,368)
USD 27,486 HKD 215,000 CITI 9/16/2026 (2)
USD 27,486 HKD 215,000 JPMC 9/16/2026 (2)
USD 20,657 ILS 61,501 CITI 9/16/2026 (50)
USD 20,657 ILS 61,499 JPMC 9/16/2026 (50)
USD 13,953 SGD 18,000 CITI 9/16/2026 (37)
USD 13,953 SGD 18,000 JPMC 9/16/2026 (37)
Total unrealized depreciation (10,215,800)
Net unrealized depreciation $ (247,451)

Schedule of Investments
AQR Funds | N-PORT Part F | June 2026
See notes to Schedule of Investments.
June 30, 2026 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
CVR - Contingent Value Rights
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Limited Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
Australian Bank-Bill Reference Rate (“BBR”): 4.31%
Euro Short-Term Rate (“ESTR”): 2.18%
Hong Kong Interbank Offered Rate (“HIBOR”): 2.94%
Shekel Interbank Offered Rate (“SHIRON”): 3.75%
Singapore Overnight Rate Average (“SORA”): 1.19%
Swiss Average Rate Overnight (“SARON”): -0.04%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2026
June 30, 2026 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 2,379,554,462 $ – $ – $ 2,379,554,462
Investment Companies ......................... 85,707,251 – – 85,707,251
Futures Contracts * ............................. 568,394 – – 568,394
Total Assets $ 2,465,830,107 $ – $ – $ 2,465,830,107
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (555,891,882) $ – $ – $ (555,891,882)
Total Liabilities $ (555,891,882) $ – $ – $ (555,891,882)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 482,153,395 $ – $ –
(a)
$ 482,153,395
Preferred Stocks .............................. 28,826 – – 28,826
Rights ...................................... – – 12,118 12,118
Investment Companies ......................... 11,357,043 – – 11,357,043
Futures Contracts * ............................. 222,106 – – 222,106
Total Assets $ 493,761,370 $ – $ 12,118 $ 493,773,488
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (113,032,318) $ – $ – $ (113,032,318)
Total Liabilities $ (113,032,318) $ – $ – $ (113,032,318)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2026
June 30, 2026 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 174,230,005 $ 1,060,863,990 $ – $ 1,235,093,995
Preferred Stocks
†
.............................. – 1,972,558 – 1,972,558
Rights
†
...................................... 25,922 – – 25,922
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 42,491,890 – – 42,491,890
Total Assets $ 216,747,817 $ 1,062,836,548 $ –
(a)
$ 1,279,584,365
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (41,983,802) $ (244,587,819) $ – $ (286,571,621)
Futures Contracts * ............................. (63,417) – – (63,417)
Total Liabilities $ (42,047,219) $ (244,587,819) $ – $ (286,635,038)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 68,019,661 $ 622,562,096 $ –
(a)
$ 690,581,757
Preferred Stocks
†
.............................. 11,148,603 – – 11,148,603
Investment Companies ......................... 56,547,087 – – 56,547,087
Total Assets $ 135,715,351 $ 622,562,096 $ –
(a)
$ 758,277,447
– – – –
LIABILITIES
Futures Contracts * ............................. $ (529,290) $ – $ – $ (529,290)
Total Liabilities $ (529,290) $ – $ – $ (529,290)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,397,648,271 $ – $ – $ 1,397,648,271
Investment Companies ......................... 18,408,301 – – 18,408,301
Futures Contracts * ............................. 60,970 – – 60,970
Total Assets $ 1,416,117,542 $ – $ – $ 1,416,117,542
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (330,780,104) $ – $ – $ (330,780,104)
Total Liabilities $ (330,780,104) $ – $ – $ (330,780,104)
AQR GLOBAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 537,963,587 $ 181,003,290 $ –
(a)
$ 718,966,877
Preferred Stocks
†
.............................. – 245,557 – 245,557
Investment Companies ......................... 42,512,232 – – 42,512,232
Total Return Swap Contracts * ..................... – 1,362,707 – 1,362,707
Futures Contracts * ............................. 2,426,765 – – 2,426,765
Forward Foreign Currency Exchange Contracts * ...... – 9,968,349 – 9,968,349
Total Assets $ 582,902,584 $ 192,579,903 $ –
(a)
$ 775,482,487
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (132,426,731) $ (37,817,328) $ – $ (170,244,059)
Total Return Swap Contracts * ..................... – (425,944) – (425,944)
Futures Contracts * ............................. (378,453) – – (378,453)
Forward Foreign Currency Exchange Contracts * ...... – (10,215,800) – (10,215,800)
Total Liabilities $ (132,805,184) $ (48,459,072) $ – $ (181,264,256)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2026
June 30, 2026 (Unaudited)
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR International Multi-Style Fund, AQR Emerging
Multi-Style II Fund and AQR Global Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.